As filed with the Securities and Exchange Commission on May 28, 1999 Registration Nos. 002-99861
811-04395

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

POST-EFFECTIVE AMENDMENT NO.    41
to the
REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933

and

POST-EFFECTIVE AMENDMENT NO.    42
to the
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940


SMITH BARNEY MUNI FUNDS
(Formerly, Smith Barney Muni Bond Funds)
(Exact name of Registrant as specified in the Declaration of Trust)

388 Greenwich Street, New York, New York 10013
(Address of principal executive offices)

(212) 816-6474
(Registrant's telephone number)

Christina T. Sydor
388 Greenwich Street New York, New York 10013 (22nd floor)
(Name and address of agent for service)


Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[   ]	immediately upon filing pursuant to paragraph (b)
[   ]	on (date) pursuant to paragraph (b) of Rule 485
[   ]	60 days after filing pursuant to paragraph (a)(i)
[X]	on July 29, 1999 pursuant to paragraph (a)(i)
[   ]	75 days after filing pursuant to paragraph (a)(ii)
[   ]	on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:
[   ]	this post-effective amendment designates a new effective date for a previously filed post-effective
	amendment.



SMITH BARNEY MUTUAL FUNDS

NATIONAL PORTFOLIO
LIMITED TERM PORTFOLIO
FLORIDA PORTFOLIO
GEORGIA PORTFOLIO
NEW YORK PORTFOLIO
PENNSYLVANIA PORTFOLIO
CALIFORNIA MONEY MARKET PORTFOLIO
NEW YORK MONEY MARKET PORTFOLIO


CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

Front Cover

Contents Page

Part A - Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

Part A

[Logo]

Smith Barney Mutual Funds

Investing for your future.

Every day.


----------------------------------------------------------

Prospectus          Smith Barney
                    Mutual Funds



July 29, 1999         National Portfolio

                          Class A, B, L and Y Shares



The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

--------------------------------------------------------------------------------
Contents
--------------------------------------------------------------------------------

                            Investments, risks and performance..........  4

                            More on the fund's investments..............  8

                            Management..................................  9

                            Choosing a class of shares to buy........... 10

                            Comparing the fund's classes................ 11

                            Sales charge................................ 12

                            More about deferred sales charges........... 15

                            Buying shares............................... 16

                            Exchanging shares........................... 17

                            Redeeming shares............................ 18

                            Other things to know about
                                 share transactions..................... 20

                            Dividends, distributions and taxes.......... 22

                            Share pric.................................. 23

                            Financial highlights........................ 24

You should know:

An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

--------------------------------------------------------------------------------
Investments, risks and performance
--------------------------------------------------------------------------------

Principal investment strategies

Investment objective The fund seeks as high a level of income exempt from federal income taxes as is consistent with prudent investing.

Key investments The fund invests primarily in "municipal securities," which are debt obligations issued by any of the 50 states and their political
subdivisions, agencies and public authorities.   The interest on these
securities is exempt from federal income tax. As a result, the interest rate on these securities normally is lower than it would be if the securities were subject to federal taxation. The fund may invest in municipal securities of varying maturities, but typically focuses on municipal securities that have remaining maturities at the time of purchase of from five to more than thirty years. The fund invests exclusively in municipal securities that are rated investment grade at the time of purchase or are of comparable quality if unrated. At least two-thirds of the municipal securities must be rated, at the time of purchase, within the three highest investment grade rating categories.

Selection process The manager selects securities primarily by identifying undervalued sectors and individual securities, while also selecting securities it believes will benefit from changes in market conditions. In selecting individual securities, the manager:

 .    Uses fundamental credit analysis to estimate the relative value and attractiveness of various securities and sectors and to exploit opportunities in the municipal bond market

 .    Considers the potential impact of supply/demand imbalances for obligations of different states, the yield available for securities with different maturities and a security's maturity in light of the outlook for the issuer and its sector and interest rates

 .    May trade between general obligation and revenue bonds and among various revenue bond sectors, such as housing, hospital and industrial development, based on their apparent relative values and their impact on the level of dividends generated by the overall portfolio

 .    Identifies individual securities with the most potential for added value, such as those involving unusual situations, new issuers, the potential for credit upgrades, unique structural characteristics or innovative features

--------------------------------------------------------------------------------
Risks, performance and expenses
--------------------------------------------------------------------------------

Principal risks of investing in the fund
Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

 .    Interest rates rise, causing the value of the fund's portfolio to decline
 .    The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or the security's credit rating is downgraded
 .    Unfavorable legislation affects the tax-exempt status of municipal bonds
 .    The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect

It is possible that some of the fund's income distributions may be, and distributions of the fund's gains generally will be, subject to federal taxation. The fund may realize taxable gains on the sale of its securities or on transactions in futures contracts. Some of the fund's income may be subject to the federal alternative minimum tax. In addition, distributions of the fund's income and gains will be subject to state personal income taxation.

Who may want to invest  The fund may be an appropriate investment if you:

 .    Are in a high federal tax bracket seeking income exempt from federal taxation
 .    Currently have exposure to other asset classes and are seeking to broaden your investment portfolio
 .    Are willing to accept the risks of municipal securities but are seeking to diversify your investment among issuers of different states

Risk return bar chart

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future.

The bar chart shows the performance of the fund's Class A shares for each of the past 10 calendar years. Class B, L and Y shares would have different performance because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.


                                  [BAR GRAPH]

     1990    1991    1992    1993    1994    1995    1996    1997    1998
      5%       5%      5%     5%      5%      5%       5%     5%      5%

Quarterly returns:  Highest:  xx% in ___ quarter 199X;  Lowest:   xx% in ___
quarter 199X
                       Year to date: xx% through 6/30/99

Risk return table

This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown with that of the Lehman Brothers Municipal Bond Index (the "Lehman Index"), a broad-based unmanaged index of municipal bonds, and the Lipper National Municipal Fund Average (the "Lipper Average"), an average composed of the fund's peer group of mutual funds. This table assumes imposition of the maximum sales charge applicable to the class, redemption of shares at the end of the period, and reinvestment of distributions and dividends.

--------------------------------------------------------------------------------
  Average Annual Total Returns -- Calendar Years Ended December 31, 1998
--------------------------------------------------------------------------------
    Class       1 year  5 years  10 years   Since inception     Inception date
--------------------------------------------------------------------------------
      A                                                            8/20/86
--------------------------------------------------------------------------------
      B                   n/a      n/a                             11/7/94
--------------------------------------------------------------------------------
      L                   n/a      n/a                              1/5/93
--------------------------------------------------------------------------------
      Y                   n/a      n/a                           [xx/xx/xx]
--------------------------------------------------------------------------------
Lehman Index                                                          *
--------------------------------------------------------------------------------
Lipper                                                                *
 Average

*Index comparison begins on April 30, 1998.

Fees table
This table sets forth the fees and expenses you will pay if you invest in fund shares.

--------------------------------------------------------------------------------
Shareholder fees
--------------------------------------------------------------------------------


(fees paid directly from your investment)                 Class A    Class B    Class L   Class Y
Maximum sales charge (load) imposed on purchases (as       4.00%      None       1.00%     None
 a % of offering price)

Maximum deferred sales charge (load) (as a % of the        None*      4.50%      1.00%     None
 lower of net asset value at purchase or redemption)

Annual fund operating expenses

(expenses deducted from fund assets)

Management fee**                                          0.45%       0.45%      0.45%     0.45%

Distribution and service (12b-1) fees                     0.15%       0.65%      0.70%     None

Other expenses                                            -----       -----      -----     -----

Total annual fund operating expenses                      =====       =====      =====     =====

*You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.


Example

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:
 .  You invest $10,000 in the fund for the period shown
 .  Your investment has a 5% return each year
 .  You reinvest all distributions and dividends without a sales charge
 .  The fund's operating expenses remain the same

--------------------------------------------------------------------------------
Number of years you own your shares
--------------------------------------------------------------------------------

                                         1 year  3 years  5 years  10 years
Class A (with or without redemption)     $       $        $        $

Class B (redemption at end of period)    $       $        $        $

Class B (no redemption)                  $       $        $        $

Class L (redemption at end of period)    $       $        $        $

Class L (no redemption)                  $       $        $        $

Class Y (with or without redemption)     $       $        $        $

--------------------------------------------------------------------------------
More on the fund's investments
--------------------------------------------------------------------------------

Municipal securities Municipal securities include debt obligations issued by certain governmental issuers such as Puerto Rico, the Virgin Islands and Guam. The municipal securities in which the fund invests include general obligation bonds, revenue bonds and municipal leases. These securities may pay interest at fixed, variable or floating rates. The fund may also hold zero coupon securities which pay no interest during the life of the obligation but trade at prices below their stated maturity value.

Other debt securities The fund may invest up to 20% of its assets in debt securities which are issued or guaranteed by the full faith and credit of the U.S. government. These securities will generally be subject to federal and state taxation.

Derivative contracts The fund may, but need not, use derivative contracts, such as financial futures, for any of the following purposes:

 . To hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates
 . As a substitute for buying or selling securities

A futures contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities. The other parties to certain futures present the same types of default risk as issuers of fixed income securities.

The fund may also invest in inverse floating rate securities. These securities pay interest at a rate which moves in the opposite direction from movements in market interest rates. Even a small investment in futures or in certain inverse floaters can have a big impact on a fund's interest rate exposure. Therefore, using futures or inverse floaters can disproportionately increase losses and reduce opportunities for gains when interest rates are changing. The fund may not fully benefit from or may lose money on futures or inverse floaters used for hedging purposes if changes in their value do not correspond accurately to
changes in the value of the fund's holdings.   Futures and inverse floaters can
also make a fund less liquid and harder to value, especially in declining markets.

Defensive investing The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

--------------------------------------------------------------------------------
Management
--------------------------------------------------------------------------------

Manager The fund's investment adviser (the manager) is SSBC Fund Management Inc., an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.

Peter M. Coffey, investment officer of SSBC Fund Management Inc. and managing director of Salomon Smith Barney, has been responsible for the day-to-day management of the fund's portfolio since November 1987. Mr. Coffey has 30 years of experience with the manager or its predecessors.

Management fees During the fiscal year ended March 31, 1999, the manager received an advisory fee equal to 0.45% of the fund's average daily net assets.

Distributor The fund has entered into an agreement with CFBDS, Inc. to distribute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker-dealers sells fund shares to the public.

Distribution plans The fund has adopted Rule 12b-1 distribution plans for its Class A, B and L shares. Under each plan, the fund pays distribution and service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

Year 2000 issue Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the fund. The cost of addressing the Year 2000 issue, if substantial, could adversely affect companies and governments that issue securities held by the fund. The manager and Salomon Smith Barney are addressing the Year 2000 issue for their systems. The fund has been informed by other service providers that they are taking similar measures. Although the fund does not expect the Year 2000 issue to adversely affect it, the fund cannot guarantee that the efforts of the fund, which are limited to requesting and receiving reports from its service providers, or the efforts of its service providers to correct the problem will be successful.

--------------------------------------------------------------------------------
Choosing a class of shares to buy
--------------------------------------------------------------------------------

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

 . If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.
 . For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.
 . Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L shares do not, Class B shares may be more attractive to long-term investors.

You may buy shares from:
 .  A Salomon Smith Barney Financial Consultant
 . An investment dealer in the selling group or a broker that clears through Salomon Smith Barney -- a dealer representative
 . The fund, but only if you are investing through certain qualified plans or certain dealer representatives

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

--------------------------------------------------------------------------------------

                                                   Initial                 Additional
                                         Classes A, B, L    Class Y        All Classes
                                       ------------------------------      -----------
General                                           $1,000  $15 million          $50
--------------------------------------------------------------------------------------
Monthly Systematic Investment Plans               $   25      n/a              $25
--------------------------------------------------------------------------------------
Quarterly Systematic Investment Plans             $   50      n/a              $50
--------------------------------------------------------------------------------------
Uniform Gift to Minors Accounts                   $   50  $15 million          $50
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Comparing the fund's classes
--------------------------------------------------------------------------------

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. They may receive different compensation depending upon which class you choose.

-----------------------------------------------------------------------------------------------------------------
                       Class A                    Class B               Class L                 Class Y
-----------------------------------------------------------------------------------------------------------------
Key               .Initial sales charge       . No initial sales      . Initial sales       . No initial or
features          .You may qualify            charge                  charge is lower       deferred sales charge
                  for reduction or            . Deferred sales        than Class A          . Must invest at
                  waiver of initial           charge declines         . Deferred sales      least
                  sales charge                over time               charge for only 1     $15 million
                  . Lower annual              . Converts to           year                  . Lower annual
                  expenses than Class         Class A after 8         . Does not            expenses than the
                  B and Class L               years                   convert to            other classes
                                              . Higher annual         Class A
                                              expenses than           . Higher annual
                                              Class A                 expenses than
-----------------------------------------------------------------------------------------------------------------
Initial sales    Up to 4.00%;                 None                    1.00%                 None
charge           reduced for large
                 purchases and
                 waived for certain
                 investors.  No
                 charge for
                 purchases of
                 $500,000 or more
-----------------------------------------------------------------------------------------------------------------
Deferred         1% on purchases of           Up to 4.50%             1% if you redeem      None
sales charge     $500,000 or more if          charged when you        within 1 year of
                 you redeem within            redeem shares.          purchase
                 1 year of purchase           The charge is
                                              reduced over time
                                              and there is no
                                              deferred sales
                                              charge after 6 years
-----------------------------------------------------------------------------------------------------------------
Annual           0.15% of average             0.65% of average        0.70% of average      None
distribution     daily net assets             daily net assets        daily net assets
and service
fees
-----------------------------------------------------------------------------------------------------------------
Exchange         Class A shares of            Class B shares of       Class L shares of     Class Y shares of
privilege        most Smith Barney            most Smith Barney       most Smith            most Smith Barney
                 funds                        funds                   Barney funds          funds
-----------------------------------------------------------------------------------------------------------------

*Ask your Salomon Smith Barney Financial Consultant or dealer representative or visit the web site for the Smith Barney funds available for exchange.

--------------------------------------------------------------------------------
Sales charge:
--------------------------------------------------------------------------------

Class A shares

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

----------------------------------------------------------------
                                     Sales Charge as a % of

                                    Offering        Net amount
----------------------------------------------------------------
       Amount of purchase           price (%)       invested (%)

Less than $25,000                       4.00           4.17
----------------------------------------------------------------
$25,000 but less than $50,000           3.50           3.63
$50,000 but less than $100,000          3.00           3.09
----------------------------------------------------------------
$100,000 but less than $250,000         2.50           2.56
$250,000 but less than $500,000         1.50           1.52
----------------------------------------------------------------
$500,000 or more                         -0-            -0-
----------------------------------------------------------------

Investments of $500,000 or more You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

 . Accumulation privilege - lets you combine the current value of Class A shares owned

 .  by you, or
 .  by members of your immediate family,

and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

 . Letter of intent - lets you purchase Class A shares of the fund and other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

 .  Employees of members of the NASD

 . Clients of newly employed Salomon Smith Barney Financial Consultants, if certain conditions are met

 . Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Salomon Smith Barney Financial Consultant or dealer representative is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the Statement of Additional Information ("SAI").

Class B shares

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of purchase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

-----------------------------------------------------------------
                                                           6th
Year after purchase        1st   2nd   3rd   4th   5th   through
                                                           8th
-----------------------------------------------------------------
Deferred sales charge      4.5%   4%    3%    2%    1%      0%
-----------------------------------------------------------------

Class B conversion After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

Shares issued:              Shares issued:                   Shares issued:
At initial                  On reinvestment of               Upon exchange from
purchase                    dividends and                    another Smith Barney
                            distributions                    fund
--------------------------------------------------------------------------------------
Eight years after the       In same proportion as the        On the date the shares
date of purchase            number of Class B shares         originally acquired would
                            converting is to total Class B   have converted into Class A
                            shares you own                   shares
--------------------------------------------------------------------------------------

Class L shares

You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%.

Class Y shares

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

--------------------------------------------------------------------------------
More about deferred sales charges
--------------------------------------------------------------------------------

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

 .  Shares exchanged for shares of another Smith Barney fund
 .  Shares representing reinvested distributions and dividends
 .  Shares no longer subject to the deferred sales charge

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.

Deferred sales charge waivers

The deferred sales charge for each share class will generally be waived:

 .  On payments made through certain systematic withdrawal plans
 .  On certain distributions from a retirement plan
 .  For involuntary redemptions of small account balances
 .  For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

Buying shares
Through a       You should contact your Salomon Smith Barney Financial Consultant
Salomon         or dealer representative to open a brokerage account and make
Smith           arrangements to buy shares.
Barney
Financial       If you do not provide the following information, your order will be
representa-     rejected:
tive
                  .  Class of shares being bought
                  .  Dollar amount or number of shares being bought

                You should pay for your shares through your brokerage account no later than the third business day after you place your order.
                Salomon Smith Barney or your dealer representative may charge an annual account maintenance fee.
---------------------------------------------------------------------------------------
Through the     Certain investors who are clients of the selling group are eligible to
fund's          buy shares directly from the fund.
transfer
agent           . Write the transfer agent at the following address:

                  Smith Barney National Portfolio
                  Smith Barney Muni Funds
                  (Specify class of shares)
                  c/o First Data Investor Services Group, Inc.
                  P.O. Box 5128
                  Westborough, Massachusetts 01581-5128

                . Enclose a check to pay for the shares. For initial purchases, complete and send an account application.

                . For more information, call the transfer agent at 1-800-451-2010.
---------------------------------------------------------------------------------------
Through a       You may authorize Salomon Smith Barney, your dealer
systematic      representative or the transfer agent to transfer funds automatically
investment      from a regular bank account, cash held in a Salomon Smith Barney
plan            brokerage account or Smith Barney money market fund to buy shares on a regular basis.

                . Amounts transferred should be at least: $25 monthly or $50 quarterly

                .  If you do not have sufficient funds in your account on a transfer date, Salomon Smith Barney, your dealer representative or the transfer agent may charge you a fee

                For more information, contact your Salomon Smith Barney Financial
                Consultant, dealer representative or the transfer agent or consult the SAI.

--------------------------------------------------------------------------------
Exchanging shares
--------------------------------------------------------------------------------

Smith           You should contact your Salomon Smith Barney Financial Consultant
 Barney         or dealer representative to exchange into other Smith Barney funds.
 offers a       Be sure to read the prospectus of the Smith Barney fund you are
 distinctive    exchanging into.  An exchange is a taxable transaction.
 family of
 funds          .  You may exchange shares only for shares of the same class of
 tailored to    another Smith Barney fund.  Not all Smith Barney funds offer all
 help meet      classes.
 the varying
 needs of       .  Not all Smith Barney funds may be offered in your state of
 both large     residence.  Contact your Salomon Smith Barney Financial Consultant,
 and small      dealer representative or the transfer agent.
 investors
                .  You must meet the minimum investment amount for each fund.

                .  If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers
                (documents transferring ownership of certificates) before the exchange is effective.

                .  The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.
---------------------------------------------------------------------------------------
Waiver of       Your shares will not be subject to an initial sales charge at the time
additional      of the exchange.
sales
charges
                Your deferred sales charge (if any) will continue to be measured from the date of your original purchase.  If the fund you exchange into has a higher deferred sales charge, you will be subject to that charge.  If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.
---------------------------------------------------------------------------------------
By              If you do not have a brokerage account, you may be eligible to
telephone       exchange shares through the transfer agent.  You must complete an authorization form to authorize telephone transfers.  If eligible, you may make telephone exchanges on any day the New York Stock
                Exchange is open.  Call the transfer agent at 1-800-451-2010 between
                9:00 a.m. and 5:00 p.m. (Eastern time).  Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

                You can make telephone exchanges only between accounts that have identical registrations.
---------------------------------------------------------------------------------------
By mail         If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the transfer agent at the address on the opposite page.
---------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Redeeming shares
--------------------------------------------------------------------------------

Generally      Contact your Salomon Smith Barney Financial Consultant or
               dealer representative to redeem shares of the fund.

               If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

               If the shares are held by a fiduciary or corporation, other documents may be required.

               Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

               If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction.  In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
---------------------------------------------------------------------------------------
By mail        For accounts held directly at the fund, send written requests to the transfer agent at the following address:

                 Smith Barney National Portfolio
                 Smith Barney Muni Funds
                 (Specify class of shares)
                 c/o First Data Investor Services Group, Inc.
                 P.O. Box 5128
                 Westborough, Massachusetts 01581-5128

               Your written request must provide the following:

               .  Your account number

               . The class of shares and the dollar amount or number of shares to be redeemed

               . Signatures of each owner exactly as the account is registered


By             If you do not have a brokerage account, you may be eligible to
telephone      redeem shares in amounts up to $10,000 per day through the transfer agent.  You must complete an authorization form to authorize telephone redemptions.  If eligible, you may request redemptions by telephone on any day the New York Stock
               Exchange is open.  Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time).  Requests
               received after the close of regular trading on the Exchange are priced at the net asset value next determined.

               Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form. You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other documents.

---------------------------------------------------------------------------------------
Automatic      You can arrange for the automatic redemption of a portion of
cash           your shares on a monthly or quarterly basis.  To qualify you
withdrawal     must own shares of the fund with a value of at least $10,000
 plans         and each automatic redemption must be at least $50.  If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1%
               per month of the value of your shares subject to a deferred sales charge.

               The following conditions apply:

               .  Your shares must not be represented by certificates

               .  All dividends and distributions must be reinvested

               For more information, contact your Salomon Smith Barney
               Financial Consultant or dealer representative or consult the SAI.

--------------------------------------------------------------------------------
Other things to know about share transactions
--------------------------------------------------------------------------------

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

     .  Name of the fund
     .  Account number
     .  Class of shares being bought, exchanged or redeemed
     . Dollar amount or number of shares being bought, exchanged or redeemed
     .  Signature of each owner exactly as the account is registered

The transfer agent will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide a personal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

 .  Are redeeming over $10,000 of shares

 .  Are sending signed share certificates or stock powers to the transfer agent

 . Instruct the transfer agent to mail the check to an address different from the one on your account

 .  Changed your account registration

 .  Want the check paid to someone other than the account owner(s)

 . Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

 .  Suspend the offering of shares

 .  Waive or change minimum and additional investment amounts

 .  Reject any purchase or exchange order

 .  Change, revoke or suspend the exchange privilege

 .  Suspend telephone transactions

 . Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission

 . Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

Small account balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the transfer agent. If you [Ahold share certificates it will take longer to exchange or redeem shares.

--------------------------------------------------------------------------------
Dividends, distributions and taxes
--------------------------------------------------------------------------------

Dividends The fund pays dividends each month from its net investment income. The fund generally makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from income.
You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.

-----------------------------------------------------------------------------------
Transaction                                       Federal tax status
-----------------------------------------------------------------------------------
Redemption or exchange of shares    Usually capital gain or loss; long-term only if
                                    shares owned more than one year
-----------------------------------------------------------------------------------
Long-term capital gain              Taxable gain
distributions
-----------------------------------------------------------------------------------
Short-term capital gain             Ordinary income
distributions
-----------------------------------------------------------------------------------
Dividends                           Exempt if from interest on tax-exempt
                                    securities, otherwise ordinary income
-----------------------------------------------------------------------------------

Any taxable dividends and capital gain distributions are taxable whether received in cash or reinvested in fund shares. Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a taxable dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

--------------------------------------------------------------------------------
Share price
--------------------------------------------------------------------------------
You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

Generally, the fund's investments are valued by an independent pricing service. If market quotations or a valuation from the pricing service is not readily available for a security or if a security's value has been materially affected by events occurring after the close of the Exchange or market on which the security is principally traded, that security may be valued by another method that the fund's board believes accurately reflects fair value. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities. A security's valuation may differ depending on the method used for determining value.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer representative before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

--------------------------------------------------------------------------------
Financial highlights
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the performance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with the fund's financial statements, is included in the annual report (available upon request).

--------------------------------------------------------------------------------
For a Class A share of beneficial interest outstanding throughout each year ended March 31:
--------------------------------------------------------------------------------

                                       1999   1998     1997     1996     1995
------------------------------------------------------------------------------
Net asset value,
  beginning of year                          $13.60   $13.67   $13.32   $13.35
------------------------------------------------------------------------------
Income (loss) from
operations:
  Net investment
  income (loss)/(4)/                           0.79     0.81     0.81     0.82

  Net realized and
  unrealized gain (loss)                       0.73    (0.09)    0.35    (0.01)
------------------------------------------------------------------------------
Total income (loss) from operations
                                               1.52     0.72     1.16     0.81
------------------------------------------------------------------------------
Less distributions from:
  Net investment
    income                                    (0.80)   (0.79)   (0.81)   (0.84)
  Net realized gains                          (0.16)      --       --       --
------------------------------------------------------------------------------
Total distributions                           (0.96)   (0.79)   (0.81)   (0.84)
------------------------------------------------------------------------------
Net asset value, end of year                 $14.16   $13.60   $13.67   $13.32
------------------------------------------------------------------------------
Total return                                  11.47%    5.41%    8.83%    6.38%
------------------------------------------------------------------------------
Net assets, end of
  year (000)'s                               $  371   $  351   $  378   $  401
------------------------------------------------------------------------------
Ratios to average
net assets:
  Expenses/(1)/                                0.66%    0.70%    0.70%    0.60%
  Net investment
  income (loss)                                5.61     5.92     5.88     6.30
------------------------------------------------------------------------------
Portfolio turnover rate                          87%      31%      27%      54%
------------------------------------------------------------------------------

--------------------------------------------------------------------------------
For a Class B share of beneficial interest outstanding throughout each year ended March 31:
--------------------------------------------------------------------------------

                        1999   1998     1997     1996     1995/(1)(2)/
----------------------------------------------------------------------
Net asset value,              $13.61   $13.67   $13.33   $       12.41
  beginning of year
----------------------------------------------------------------------
Income (loss) from
 operations:                    0.70     0.74     0.73            0.33
   Net investment
    income                      0.74    (0.08)    0.35            0.91
   (loss)/(4)/
   Net realized and
   unrealized
    gain (loss)
----------------------------------------------------------------------
Total income (loss)             1.44     0.66     1.08            1.24
----------------------------------------------------------------------
Less distributions
 from:                         (0.73)   (0.72)   (0.74)          (0.32)
  Net investment               (0.16)      --       --              --
   income
  Net realized gains
----------------------------------------------------------------------
Total distributions            (0.89)   (0.72)   (0.74)          (0.32)
----------------------------------------------------------------------
Net asset value, end          $14.16   $13.61   $13.67   $       13.33
 of year(1)
----------------------------------------------------------------------
Total return/(P)/              10.80%    4.95%    8.26%     10.11%/++/
----------------------------------------------------------------------
Net assets, end of            $   20   $   13   $   12   $           7
 year (000)'s
----------------------------------------------------------------------
Ratios to average
  net assets:
    Expenses                    1.29%    1.20%    1.19%         1.19%+
    Net investment              4.95     5.42     5.37           5.75+
     income
    (loss)
----------------------------------------------------------------------
Portfolio turnover                87%      31%      27%             54%
----------------------------------------------------------------------

(1)  For the period from November 7, 1994 (inception date) to March 31, 1995.
(2)  On November 7, 1994, the former Class E shares were renamed Class B shares.
(3)  Total returns do not reflect sales loads or contingent deferred sales charges,
     (P)Total returns do not reflect sales loads or contingent deferred sales charges.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

--------------------------------------------------------------------------------
For a Class L share/(1)/ of beneficial interest outstanding throughout each year ended February 28:
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                       1999   1998     1997     1996     1995
-------------------------------------------------------------------------------
Net asset value, beginning of  year          $13.59   $13.65   $13.32   $13.33
-------------------------------------------------------------------------------
Income (loss) from operations:
    Net investment income (loss)
    Net realized and unrealized gain
    (loss)
-------------------------------------------------------------------------------
Total income (loss) from operations            1.43     0.65     1.07     0.73
-------------------------------------------------------------------------------
Less distributions from:
    Net investment
    income
    Net realized gains
-------------------------------------------------------------------------------
Total distributions                           (0.86)   (0.71)   (0.74)   (0.74)
-------------------------------------------------------------------------------
Net assets value, end of year                $14.16   $13.59   $13.65   $13.32
-------------------------------------------------------------------------------
Total return/(P)/                             10.71%    4.90%    8.13%    5.80%
-------------------------------------------------------------------------------
Net assets, end of year (000)'s              $   16   $   15   $   17   $   19
-------------------------------------------------------------------------------
Ratios to average net assets:
    Expenses
    Net investment income
    (loss)
-------------------------------------------------------------------------------
Portfolio turnover rate                          87%      31%      27%      54%
-------------------------------------------------------------------------------

(1) On June 12, 1998, the Class C shares were renamed Class L shares.
    (P)Total returns do not reflect sales loads or contingent deferred sales charges.

--------------------------------------------------------------------------------
For a Class Y share of beneficial interest outstanding throughout each year ended March 31:
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                            1999
--------------------------------------------------------------------------------
Net asset value, beginning of
 year
--------------------------------------------------------------------------------
Income (loss) from operations:
   Net investment income
   Net realized and unrealized
     gain (loss)
--------------------------------------------------------------------------------
Total income (loss) from
   operations
--------------------------------------------------------------------------------
Less distributions from:
   Net investment income
   Net realized gains
--------------------------------------------------------------------------------
Total distributions
--------------------------------------------------------------------------------
Net asset value, end of year
--------------------------------------------------------------------------------
Total return
--------------------------------------------------------------------------------
Net assets, end of year (000)'s
--------------------------------------------------------------------------------
Ratio to average net assets:
   Expenses
   Net investment income (loss)
--------------------------------------------------------------------------------
Portfolio turnover rate
--------------------------------------------------------------------------------

(1)  From the period of [date] (inception date) to March 31, 1999.
(2)  Annualized.

National Portfolio


Salomon Smith Barney(SM)
a member of citigroup [Symbol]

National Portfolio
-- an investment portfolio of Smith Barney Muni Funds

Shareholder reports Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at www.smithbarney.com

You can also review and copy the fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get copies of these materials for a duplicating fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009. Information about the public reference room may be obtained by calling 1-800-SEC-0330. You can get the same information free from the Commission's Internet web site at http:www.sec.gov

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

(SM) Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file no. 811-04395)
[FD00000 7/99]

        [Logo]
        -------------------
        Smith Barney Mutual
        Funds

        Investing for your
        future.

        Every day.
        -------------------




Prospectus                      Smith Barney
                                Mutual Funds

--------------------------------------------------------------------------------

July 29, 1999           Limited Term Portfolio

                            Class A, L and Y Shares



The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

--------------------------------------------------------------------------------
Contents
--------------------------------------------------------------------------------


           Investment, risks and performance...........................  4

           More on the fund's investments..............................  8

           Management..................................................  9

           Choosing a class of shares to buy........................... 10

           Comparing the fund's classes................................ 11

           Sales charge................................................ 12

           More about deferred sales charges........................... 14

           Buying shares............................................... 15

           Exchanging shares........................................... 16

           Redeeming shares............................................ 17

           Other things to know about
            share transactions......................................... 19

           Dividends, distributions and taxes.......................... 21

           Share price................................................. 22

           Financial highlights........................................ 23

You should know:

An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.


Limited Term Portfolio

--------------------------------------------------------------------------------
Investments, risks and performance
--------------------------------------------------------------------------------

Principal investment strategies

Investment objective The fund seeks to pay its shareholders as high a level of income exempt from federal income taxes as is consistent with prudent investing.

Key investments The fund invests primarily in "municipal securities," which are debt obligations issued by any of the 50 states and their political subdivisions, agencies and public authorities. The interest on these securities is exempt from federal income tax. As a result, the interest on these securities normally is lower than it would be if the securities were subject to federal taxation. The fund normally invests in securities that have remaining maturities of 20 years or less and maintains a dollar-weighted average portfolio maturity of between 3 and 10 years. The fund invests exclusively in municipal securities that are rated investment grade at the time of purchase or are of comparable quality if unrated. At least two-thirds of the municipal securities must be rated, at the time of purchase, within the three highest investment grade rating categories by a nationally recognized rating organization.

Selection process The manager selects securities primarily by identifying undervalued sectors and individual securities, while also selecting securities it believes will benefit from changes in market conditions. In selecting individual securities, the manager:

 . Uses fundamental credit analysis to estimate the relative value and attractiveness of various securities and sectors and to exploit opportunities in the municipal bond market

 . Considers the potential impact of supply/demand imbalances for fixed versus variable rate securities and for obligations of different states, the yield available for securities with different maturities and a security's maturity in light of the outlook for the issuer and its sector and interest rates

 . May trade between general obligation and revenue bonds and among various revenue bond sectors, such as housing, hospital and industrial development, based on their apparent relative values

 . Identifies individual securities with the most potential for added value, such as those involving unusual situations, new issuers, the potential for credit upgrades, unique structural characteristics or innovative features

--------------------------------------------------------------------------------
Risks, performance and expenses
--------------------------------------------------------------------------------

Principal risks of investing in the fund
Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

 . Interest rates rise, causing the value of the fund's portfolio to decline
 . The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or the security's credit rating is downgraded
 . Municipal securities fall out of favor with investors.
 . Unfavorable legislation affects the tax-exempt status of municipal bonds
 . The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect

It is possible that some of the fund's income distributions may be, and distributions of the fund's gains generally will be, subject to federal taxation. The fund may realize taxable gains on the sale of its securities or on transactions in futures contracts. Some of the fund's income may be subject to the federal alternative minimum tax. In addition, distributions of the fund's income and gains will be subject to state personal income taxation.

Who may want to invest
The fund may be an appropriate investment if you:

 . Are a taxpayer in a high federal tax bracket seeking income exempt from federal taxation
 . Currently have exposure to other asset classes and are seeking to broaden your investment portfolio
 . Are willing to accept the risks of municipal securities, but are seeking to diversify your investment among issuers of different states


Limited Term Portfolio

Risk return bar chart

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future.

The bar chart shows the performance of the fund's Class A shares for each of the past 10 calendar years. Class B, L and Y shares would have different performance because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return


                           [BAR GRAPH APPEARS HERE]


           --------------------------------------------------------

                         Total Return: Class A Shares

                                 89      5%
                                 90      5%
                                 91      5%
                                 92      5%
                                 93      5%
                                 94      5%
                                 95      5%
                                 96      5%
                                 97      5%
                                 98      5%

                       Calendar years ended December 31

           --------------------------------------------------------

             Quarterly returns: Highest: xx% in ___ quarter 199X;
                        Lowest: xx% in ___ quarter 199X
                       Year to date: xx% through 6/30/99

Risk return table

This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown with that of the Lehman Brothers Municipal Bond Index (the "Lehman Index"), a broad-based unmanaged index of municipal bonds, and the Lipper Limited Term Municipal Fund Average (the "Lipper Average"), an average composed of the fund's peer group of mutual funds. This table assumes imposition of the maximum sales charge applicable to the class, redemption of shares at the end of the period, and reinvestment of distributions and dividends.

-----------------------------------------------------------------------------------------------------------------
                     Average Annual Total Returns -- Calendar Years Ended December 31, 1998
-----------------------------------------------------------------------------------------------------------------
     Class            1 year         5 years         10 years          Since inception          Inception date
       A                                                                                           11/28/88

       L                                               n/a                                           1/5/93

       Y                               n/a             n/a                                           4/4/95

Lehman Index                                                                                           *

Lipper                                                                                                 *
Average

*Index comparison begins on April 30, 1998.

Fees table

This table sets forth the fees and expenses you will pay if you invest in fund shares.

--------------------------------------------------------------------------------------------------------
Shareholder fees
--------------------------------------------------------------------------------------------------------
(fees paid directly from your investment)                      Class A        Class L*        Class Y
Maximum sales charge (load) imposed on purchases (as a %        2.00%          1.00%            None
 of offering price)

Maximum deferred sales charge (load) (as a % of the lower       None*          1.00%            None
 of net asset value at purchase or redemption)

--------------------------------------------------------------------------------------------------------
Annual fund operating expenses
--------------------------------------------------------------------------------------------------------
(expenses deducted from fund assets)
Management fee                                                      0.50%           0.50%          0.50%

Distribution and service (12b-1) fees                               0.15%           0.35%          None

Other expenses                                                      -----           -----          -----

Total annual fund operating expenses                                =====           =====          =====

*You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

Example

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

 .  You invest $10,000 in the fund for the period shown
 .  Your investment has a 5% return each year
 . You reinvest all distributions and dividends without a sales charge . The fund's operating expenses remain the same

--------------------------------------------------------------------------------------------------------
Number of years you own your shares
--------------------------------------------------------------------------------------------------------
                                                  1 year         3 years        5 years       10 years
Class A (with or without redemption)              $              $              $             $

Class L (redemption at end of period)             $              $              $             $

Class L (no redemption)                           $              $              $             $

Class Y (with or without redemption)              $              $              $             $


Limited Term Portfolio

--------------------------------------------------------------------------------
More on the fund's investments
--------------------------------------------------------------------------------

Municipal securities Municipal securities include debt obligations issued by certain governmental issuers such as Puerto Rico, the Virgin Islands and Guam. The municipal securities in which the fund invests include general obligation bonds, revenue bonds and municipal leases. These securities may pay interest at fixed, variable or floating rates.

Other debt securities The fund may invest up to 20% of its assets in debt securities which are issued or guaranteed by the full faith and credit of the U.S. government. These securities will generally be subject to federal and state taxation. The fund may also invest in inverse floating rate securities.

Derivative contracts The fund may, but need not, use derivative contracts, such as financial futures, for any of the following purposes:

 . To hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates

 . As a substitute for buying or selling securities

A futures contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities. The other parties to certain futures present the same types of default risk as issuers of fixed income securities.

The fund may also hold zero coupon securities which pay no interest during the life of the obligation but trade at prices below their stated maturity value. Even a small investment in futures or inverse floaters with leverage features can have a big impact on a fund's interest rate exposure. Therefore, using futures or inverse floaters can disproportionately increase losses and reduce opportunities for gains when interest rates are changing. The fund may not fully benefit from or may lose money on futures or inverse floaters used for hedging purposes if changes in their value do not correspond accurately to changes in the value of the fund's holdings. Futures and inverse floaters can also make a fund less liquid and harder to value, especially in declining markets.

Defensive investing The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

--------------------------------------------------------------------------------
Management
--------------------------------------------------------------------------------

Manager The fund's investment adviser is SSBC Fund Management Inc., an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.

Peter M. Coffey, investment officer of SSBC Fund Management Inc. and managing director of Salomon Smith Barney, has been responsible for the day-to-day management of the fund's portfolio since the fund commenced operations in April 1994. Mr. Coffey has 30 years of experience with the manager or its predecessors.

Management fees During the fiscal year ended March 31, 1999, the manager received an advisory fee equal to 0.50% of the fund's average daily net assets.

Distributor The fund has entered into an agreement with CFBDS, Inc. to distribute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker-dealers sells fund shares to the public.

Distribution plans The fund has adopted Rule 12b-1 distribution plans for its Class A and L shares. Under each plan, the fund pays distribution and service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

Year 2000 issue Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the fund. The cost of addressing the Year 2000 issue, if substantial, could adversely affect companies and governments that issue securities held by the fund. The manager and Salomon Smith Barney are addressing the Year 2000 issue for their systems. The fund has been informed by other service providers that they are taking similar measures. Although the fund does not expect the Year 2000 issue to adversely affect it, the fund cannot guarantee that the efforts of the fund, which are limited to requesting and receiving reports from its service providers, or the efforts of its service providers to correct the problem will be successful.


Limited Term Portfolio

--------------------------------------------------------------------------------
Choosing a class of shares to buy
--------------------------------------------------------------------------------

You can choose among three classes of shares: Classes A, L and Y. Classes A and L have different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

 . If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.

 . For Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class L shares, but only if the fund performs well. Class L shares do not convert to Class A shares.

You may buy shares from:
 .  A Salomon Smith Barney Financial Consultant

 . An investment dealer in the selling group or a broker that clears through Salomon Smith Barney -- a dealer representative

 . The fund, but only if you are investing through certain qualified plans or certain dealer representatives

   Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.


-------------------------------------------------------------------------------------------------------------------
                                                                             Initial                  Additional
-------------------------------------------------------------------------------------------------------------------
                                                                 Classes A, L          Class Y        All Classes
General                                                             $1,000           $15 million          $50

Monthly Systematic Investment Plans                                 $   25               n/a              $25

Quarterly Systematic Investment Plans                               $   50               n/a              $50

Uniform Gift to Minors Account                                      $   50           $15 million          $50
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Comparing the fund's classes
--------------------------------------------------------------------------------

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. They may receive different compensation depending upon which class you choose.


------------------------------------------------------------------------------------------------------------------------------------
                                        Class A                             Class L                            Class Y
------------------------------------------------------------------------------------------------------------------------------------
Key features               . Initial sales charge                . Initial sales charge is lower       . No initial or deferred
                           . You may qualify for reduction or    than Class A                          sales charge
                           waiver of initial sales charge        . Deferred sales charge for only      . Must invest at least $15
                           . Lower annual expenses than          1 year                                million
                           Class L                               . Does not convert to Class A         . Lower annual expenses than
                                                                 . Higher annual expenses than         the other classes
                                                                 Class A

Initial sales charge       Up to 2.00%; reduced for large        1.00%                                 None
                           purchases and waived for certain
                           investors.  No charge for
                           purchases of $500,000 or more

Deferred sales charge      1% on purchases of $500,000 or        1% if you redeem within 1 year of     None
                           more if you redeem within 1 year      purchase
                           of purchase

Annual distribution and    0.15% of average daily net assets     0.35% of average daily net assets     None
service fees

Exchangeable               Class A shares of most Smith          Class L shares of most Smith          Class Y shares of most Smith
privilege*                 Barney funds                          Barney funds                          Barney funds

----------------------------------------------------------------------------------------------------------------------------------

*Ask your Salomon Smith Barney Financial Consultant or dealer representative or visit the web site for the Smith Barney funds available for exchange.


Limited Term Portfolio

--------------------------------------------------------------------------------
Sales charge:
--------------------------------------------------------------------------------

Class A shares

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

--------------------------------------------------------------------------------
                                                Sales Charge as a % of

                                         Offering                   Net amount
Amount of purchase                       price (%)                 invested (%)
Less than $500,000                         2.00                         2.04

$500,000 or more                           -0-                          -0-
--------------------------------------------------------------------------------

Investments of $500,000 or more. You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

 . Accumulation privilege - lets you combine the current value of Class A shares owned

        . by you, or
        . by members of your immediate family,

and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

 . Letter of intent - lets you purchase Class A shares of the fund and other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

 .  Employees of members of the NASD

 . Clients of newly employed Salomon Smith Barney Financial Consultants, if certain conditions are met

 . Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Salomon Smith Barney Financial Consultant or dealer representative is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the Statement of Additional Information ("SAI").

Class L shares

You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%.

Class Y shares

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.


Limited Term Portfolio

--------------------------------------------------------------------------------
More about deferred sales charges
--------------------------------------------------------------------------------

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

 .  Shares exchanged for shares of another Smith Barney fund
 .  Shares representing reinvested distributions and dividends
 .  Shares no longer subject to the deferred sales charge

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.

Deferred sales charge waivers

The deferred sales charge for each share class will generally be waived:

 .  On payments made through certain systematic withdrawal plans
 .  On certain distributions from a retirement plan
 .  For involuntary redemptions of small account balances
 .  For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------

Through a        You should contact your Salomon Smith Barney Financial Consultant or
Salomon Smith    dealer representative to open a brokerage account and make
Barney           arrangements to buy shares.
Financial
representative   If you do not provide the following information, your order will be rejected:

                 . Class of shares being bought
                 . Dollar amount or number of shares being bought

                 You should pay for your shares through your brokerage account no later than the third business day after you place your order.
                 Salomon Smith Barney or your dealer representative may charge an annual account maintenance fee.

-----------------------------------------------------------------------------------------

Through the      Certain investors who are clients of the selling group are eligible
fund's           to buy shares directly from the fund.
transfer agent
                 . Write the transfer agent at the following address:

                 Smith Barney Limited Term Portfolio
                 Smith Barney Muni Funds
                 (Specify class of shares)
                 c/o First Data Investor Services Group, Inc.
                 P.O. Box 5128
                 Westborough, Massachusetts 01581-5128

                 . Enclose a check to pay for the shares. For initial purchases, complete and send an account application.

                 . For more information, call the transfer agent at 1-800-451-2010.

------------------------------------------------------------------------------------------

Through a        You may authorize Salomon Smith Barney, your dealer representative or
systematic       the transfer agent to transfer funds automatically from a regular investment plan  bank account, cash held in a Salomon Smith Barney brokerage account or Smith Barney money market fund to buy shares on a regular basis.

                 . Amounts transferred should be at least: $25 monthly or $50 quarterly

                 . If you do not have sufficient funds in your account on a transfer date, Salomon Smith Barney, your dealer representative or the transfer agent may charge you a fee

                 For more information, contact your Salomon Smith Barney Financial
                 Consultant, dealer representative or the transfer agent or consult the SAI.

------------------------------------------------------------------------------------------


Limited Term Portfolio

--------------------------------------------------------------------------------
Exchanging shares
--------------------------------------------------------------------------------

Smith Barney    You should contact your Salomon Smith Barney Financial Consultant or
offers a        dealer representative to exchange into other Smith Barney funds.  Be
distinctive     sure to read the prospectus of the Smith Barney fund you are
family of       exchanging into.  An exchange is a taxable transaction.
funds
tailored to     . You may exchange shares only for shares of the same class of
help meet       another Smith Barney fund.  Not all Smith Barney funds offer all
the varying     classes.
needs of
both large      . Not all Smith Barney funds may be offered in your state of
and small       residence.  Contact your Salomon Smith Barney Financial Consultant,
investors       dealer representative or the transfer agent.

                . You must meet the minimum investment amount for each fund.

                . If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers
                (documents transferring ownership of certificates) before the exchange is effective.

                . The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

------------------------------------------------------------------------------------------

Waiver of       Your shares will not be subject to an initial sales charge at the time
additional      of the exchange.
sales charges
                Your deferred sales charge (if any) will continue to be measured from the date of your original purchase.  If the fund you exchange into has a higher deferred sales charge, you will be subject to that charge.
                If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.

------------------------------------------------------------------------------------------

By telephone    If you do not have a brokerage account, you may be eligible to exchange shares through the transfer agent.  You must complete an authorization form to authorize telephone transfers.  If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open.  Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and
                5:00 p.m. (Eastern time).  Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

                You can make telephone exchanges only between accounts that have identical registrations.

------------------------------------------------------------------------------------------

By mail         If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the transfer agent at the address on the opposite page.

--------------------------------------------------------------------------------
Redeeming shares
--------------------------------------------------------------------------------

Generally       Contact your Salomon Smith Barney Financial Consultant or dealer representative to redeem shares of the fund.

                If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                If the shares are held by a fiduciary or corporation, other documents may be required.

                Your redemption proceeds will be sent within three business days after your request is received in good order.  However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction.  In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.

------------------------------------------------------------------------------------------

By mail         For accounts held directly at the fund, send written requests to the transfer agent at the following address:

                  Smith Barney Limited Term Portfolio
                  Smith Barney Muni Funds
                  (Specify class of shares)
                  c/o First Data Investor Services Group, Inc.
                  P.O. Box 5128
                  Westborough, Massachusetts 01581-5128

                Your written request must provide the following:

                . Your account number

                . The class of shares and the dollar amount or number of shares to be redeemed

                . Signatures of each owner exactly as the account is registered


Limited Term Portfolio

By              If you do not have a brokerage account, you may be eligible to redeem
telephone       shares in amounts up to $10,000 per day through the transfer agent.
                You must complete an authorization form to authorize telephone redemptions.  If eligible, you may request redemptions by telephone on any day the New York Stock Exchange is open.  Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time).
                Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

                Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form.  You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other documents.

Automatic       You can arrange for the automatic redemption of a portion of your
cash            shares on a monthly or quarterly basis.  To qualify you must own
withdrawal      shares of the fund with a value of at least $10,000 and each automatic
plans           redemption must be at least $50.  If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1% per month of the value of your shares subject to a deferred sales charge.

                The following conditions apply:

                . Your shares must not be represented by certificates

                . All dividends and distributions must be reinvested

                For more information, contact your Salomon Smith Barney Financial
                Consultant or dealer representative or consult the SAI.

--------------------------------------------------------------------------------
Other things to know about share transactions
--------------------------------------------------------------------------------

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

        .  Name of the fund
        .  Account number
        .  Class of shares being bought, exchanged or redeemed
        . Dollar amount or number of shares being bought, exchanged or redeemed
        .  Signature of each owner exactly as the account is registered

The transfer agent will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide a personal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

 .  Are redeeming over $10,000 of shares

 .  Are sending signed share certificates or stock powers to the transfer agent

 . Instruct the transfer agent to mail the check to an address different from the one on your account

 .  Changed your account registration

 .  Want the check paid to someone other than the account owner(s)

 . Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.


Limited Term Portfolio

The fund has the right to:

 .  Suspend the offering of shares

 .  Waive or change minimum and additional investment amounts

 .  Reject any purchase or exchange order

 .  Change, revoke or suspend the exchange privilege

 .  Suspend telephone transactions

 .  Suspend or postpone redemptions of shares on any day when trading on the New
   York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission

 . Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

Small account balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

--------------------------------------------------------------------------------
Dividends, distributions and taxes
--------------------------------------------------------------------------------

Dividends The fund pays dividends each month from its net investment income. The fund generally makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from income. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.

---------------------------------------------------------------------------------------------
        Transaction                                       Federal tax status
Redemption or exchange of shares       Usually capital gain or loss; long-term only if shares
                                       owned more than one year

Long-term capital gain                 Taxable gain
distributions

Short-term capital gain                Ordinary income
distributions

Dividends                              Exempt if from interest on tax-exempt securities,
                                       otherwise ordinary income
---------------------------------------------------------------------------------------------

Any taxable dividends and capital gain distributions are taxable whether received in cash or reinvested in fund shares. Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a taxable dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.


Limited Term Portfolio

--------------------------------------------------------------------------------
Share price
--------------------------------------------------------------------------------

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

Generally, the fund's investments are valued by an independent pricing service. If market quotations or a valuation from the pricing service is not readily available for a security or if a security's value has been materially affected by events occurring after the close of the Exchange or market on which the security is principally traded, that security may be valued by another method that the fund's board believes accurately reflects fair value. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities. A security's valuation may differ depending on the method used for determining value.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer representative before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

--------------------------------------------------------------------------------
Financial highlights
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the performance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with the fund's financial statements, is included in the annual report (available upon request). As of March 31, 1999, no Class Y shares were outstanding and information is available only for the fiscal year ending March 31, 1996.


---------------------------------------------------------------------------------------------------------------------------
For a Class A share of beneficial interest outstanding throughout each year ended March 31:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                             1999             1998              1997              1996           1995(1)
---------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of year                                           $ 6.54           $ 6.61            $ 6.54         $  6.55
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from
operations:
  Net investment
  income (loss)                                                 0.34             0.34              0.36            0.36

  Net realized and
  unrealized gain (loss)                                        0.22            (0.06)             0.07              --
---------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations
                                                                0.56             0.28              0.43            0.36
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment
    income                                                     (0.34)           (0.35)            (0.36)          (0.37)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                            (0.34)           (0.35)            (0.36)          (0.37)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                  $ 6.76           $ 6.54            $ 6.61         $  6.54
---------------------------------------------------------------------------------------------------------------------------
Total return(P)                                                 8.66%            4.30%             6.65%           5.69%
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of
  year (millions)                                             $  257           $  260            $  278         $   245
---------------------------------------------------------------------------------------------------------------------------
Ratios to average
net assets:
  Expenses                                                      0.74%            0.75%             0.75%           0.61%
  Net investment
  income                                                        5.14             5.16              5.43            5.61
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                           58%              46%               26%             22%
---------------------------------------------------------------------------------------------------------------------------

(1) On October 10, 1994, the former Class C shares were exchanged into Class A shares.
(P) Total returns do not reflect sales loads or contingent deferred sales charges.


Limited Term Portfolio

---------------------------------------------------------------------------------------------------------------------------
For a Class L share(1) of beneficial interest outstanding throughout each year ended March 31:
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                  1999           1998           1997          1996(1)           1995
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of  year                             $ 6.54        $ 6.61          $  6.54           $ 6.54
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from operations:
    Net investment income (loss)
    Net realized and unrealized gain                              0.33          0.33             0.35             0.35
    (loss)                                                        0.21         (0.06)            0.06             0.00
---------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                               0.54          0.27             0.41             0.35
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
    Net investment
    income                                                       (0.32)        (0.34)           (0.34)           (0.35)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                              (0.32)        (0.34)           (0.34)           (0.35)
---------------------------------------------------------------------------------------------------------------------------
Net assets value, end of year                                   $ 6.76        $ 6.54          $  6.61           $ 6.54
---------------------------------------------------------------------------------------------------------------------------
Total return(P)                                                   8.36%         4.10%            6.54%            5.51%
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (millions)                              $   31        $   28          $    29           $   27
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
    Expenses                                                      0.99%         0.97%            0.96%            0.89%
    Net investment income
                                                                  4.89          4.94             5.22             5.34
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             58%           46%              26%              22%
---------------------------------------------------------------------------------------------------------------------------

(1) On November 7, 1994, the former Class B shares were renamed Class C shares. On June 12, 1998, the Class C shares were renamed Class L shares.
(P) Total returns do not reflect sales loads or contingent deferred sales charges.

---------------------------------------------------------------------------------------------------------------------------
For a Class Y share of beneficial interest outstanding throughout each year ended March 31:
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                                                       1996(1)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                                                    $   6.56
---------------------------------------------------------------------------------------------------------------------------
Income from operations:                                                                                   0.37
   Net investment income
   Net realized and unrealized                                                                            0.06
     gain (loss)
---------------------------------------------------------------------------------------------------------------------------
Total income (loss) from                                                                                  0.43
   operations
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:                                                                                 (0.37)
   Net investment income
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                      (0.37)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                                                          $   6.62
---------------------------------------------------------------------------------------------------------------------------
Total return                                                                                              6.63%++
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (millions)                                                                    $   0.2
---------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
   Expenses                                                                                               0.58%+
   Net investment income (loss)                                                                           5.56%+
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                                   26%
---------------------------------------------------------------------------------------------------------------------------

(1) From the period of April 4, 1995 (inception date) to March 31, 1996. As of April 11, 1996, there was complete redemption of Class Y shares. As of March 31, 1999, no Class Y shares were outstanding and accordingly, no comparable information is available for periods after April 11, 1996.
(P) Total returns do not reflect sales loads or contingent deferred sales charges.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized


Limited Term Portfolio

Salomon Smith Barney(SM)
a member of citigroup [Symbol]

Limited Term Portfolio
-- an investment portfolio of Smith Barney Muni Funds

Shareholder reports Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at www.smithbarney.com

You can also review and copy the fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get copies of these materials for a duplicating fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009. Information about the public reference room may be obtained by calling 1-800-SEC-0330. You can get the same information free from the Commission's Internet web site at http:www.sec.gov

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

(SM)Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file no. 811-04395)
[FD00000 7/99]


---------------------
[Logo]

Smith Barney Mutual
Funds

Investing for your
future.

Every day.
---------------------


PROSPECTUS                                      SMITH BARNEY
                                                MUTUAL FUNDS

--------------------------------------------------------------------------------

July 29, 1999            Florida Portfolio

                                 Class A, B, L and Y Shares


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.




<PG$PCN>


CONTENTS

          Investments, risks and performance...........4

          More on the fund's investments...............8

          Management...................................9

          Choosing a class of shares to buy...........10

          Comparing the fund's classes................11

          Sales charge................................12

          More about deferred sales charges...........15

          Buying shares...............................16

          Exchanging shares...........................17

          Redeeming shares............................18

          Other things to know about
            share transactions........................20

          Dividends, distributions and taxes..........22

          Share price.................................24

          Financial highlights........................24

YOU SHOULD KNOW:

An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.


Florida Portfolio                                                           -3-

<PG$PCN>

INVESTMENTS, RISKS AND PERFORMANCE

PRINCIPAL INVESTMENT STRATEGIES

Investment objective The fund seeks as high a level of income exempt from federal income taxes as is consistent with prudent investing.

Key investments The fund invests primarily in Florida municipal securities. These include securities issued by the State of Florida and certain other municipal issuers, political subdivisions, agencies and public authorities that pay interest which is exempt from federal income taxes. The fund generally favors municipal securities which enable its shares to be exempt from the Florida intangibles tax. The fund invests exclusively in municipal securities that are rated investment grade at the time of purchase or are of comparable quality if unrated. Investment grade bonds are those rated in any of the four highest long-term rating categories or, if unrated, of comparable quality. At least two-thirds of the municipal securities must be rated, at the time of purchase, within the three highest investment grade rating categories by a nationally recognized rating organization.

Selection process The manager selects securities primarily by identifying undervalued sectors and individual securities, while also selecting securities it believes will benefit from changes in market conditions. In selecting individual securities, the manager:

- Uses fundamental credit analysis to estimate the relative value and attractiveness of various securities and sectors and to exploit opportunities in the municipal bond market

- May trade between general obligation and revenue bonds and among various revenue bond sectors, such as housing, hospital and industrial development, based on their apparent relative values and their impact on the level of dividends generated by the overall portfolio

- Identifies individual securities with the most potential for added value, such as those involving unusual situations, new issuers, the potential for credit upgrades, unique structural characteristics or innovative features

- Considers the yield available for securities with different maturities and a security's maturity in light of the outlook for the issuer and its sector and interest rates



-4-

<PG$PCN>

RISKS, PERFORMANCE AND EXPENSES

PRINCIPAL RISKS OF INVESTING IN THE FUND
Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

-  Interest rates rise, causing the value of the fund's portfolio to decline

- The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or the security's credit rating is downgraded

- Florida municipal securities fall out of favor with investors. The fund will suffer more than a national municipal fund from adverse events affecting Florida municipal issuers

-  Unfavorable legislation affects the tax-exempt status of municipal bonds

- The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect

It is possible that some of the fund's income distributions may be, and distributions of the fund's gains generally will be, subject to federal taxation. Depending upon the composition of the fund's portfolio, shares of the fund may be subject to the Florida intangibles tax. The fund may realize taxable gains on the sale of its securities or on transactions in futures contracts. Some of the fund's income may be subject to the federal alternative minimum tax. In addition, distributions of the fund's income and gains will be taxable to investors in states other than Florida.

The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund. To the extent the fund concentrates its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers.

Who may want to invest The fund may be an appropriate investment if you:

- Are a Florida resident in a high federal tax bracket seeking income exempt from federal taxation

- Currently have exposure to other asset classes and are seeking to broaden your investment portfolio

- Are willing to accept the risks of municipal securities, including the risks of concentrating in a single state



Florida Portfolio                                                           -5-

<PG$PCN>

RISK RETURN BAR CHART
This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future.

The bar chart shows the performance of the fund's Class A shares for each of the past 7 full calendar years. Class B, L and Y shares would have different performance because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

                          TOTAL RETURN: CLASS A SHARES
                                    [GRAPH]

Quarterly returns:  Highest:  xx% in ___ quarter 199X;  Lowest:   xx% in ___ quarter 199X
                        Year to date: xx% through 6/30/99

RISK RETURN TABLE

This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown with that of the Lehman Brothers Municipal Bond Index (the "Lehman Index"), a broad-based unmanaged index of municipal bonds and the Lipper Florida Municipal Fund Average (the "Lipper Average"), an average composed of the fund's peer group of mutual funds. This table assumes imposition of the maximum sales charge applicable to the class, redemption of shares at the end of the period, and reinvestment of distributions and dividends.

     Average Annual Total Returns -- Calendar Years Ended December 31, 1998

        Class        1 year     5 years     10 years       Since inception      Inception date
          A                                   n/a                                   4/2/91

          B                       n/a         n/a                                  11/16/94

          L                       n/a         n/a                                   1/5/93

          Y                       n/a         n/a                                 [xx/xx/xx]

Lehman Index                                                                           *

Lipper Average                                                                         *

*Index comparison begins on April 30, 1998.


-6-

<PG$PCN>

FEES AND EXPENSES

This table sets forth the fees and expenses you will pay if you invest in fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)                            Class A      Class B      Class L       Class Y
Maximum sales charge (load) imposed on purchases (as
a % of offering price)                                                4.00%        None         1.00%         None

Maximum deferred sales charge (load) (as a % of the
lower of net asset value at purchase or redemption)                   None*        4.50%        1.00%         None

ANNUAL FUND OPERATING EXPENSES

(expenses deducted from assets)


Management fee                                                        0.50%        0.50%        0.50%         0.50%

Distribution and service (12b-1) fees                                 0.15%        0.65%        0.70%         None

Other expenses                                                        -----        -----        -----         -----

Total annual fund operating expenses                                  =====        =====        =====         =====


*You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

EXAMPLE

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

-  You invest $10,000 in the fund for the period shown

-  Your investment has a 5% return each year

-  You reinvest all distributions and dividends without a sales charge

-  The fund's operating expenses remain the same

NUMBER OF YEARS YOU OWN YOUR SHARES

                                               1 year        3 years       5 years      10 years
Class A (with or without redemption)           $             $             $            $

Class B (redemption at end of period)          $             $             $            $

Class B (no redemption)                        $             $             $            $

Class L (redemption at end of period)          $             $             $            $

Class L (no redemption)                        $             $             $            $

Class Y (with or without redemption)           $             $             $            $


Florida Portfolio                                                           -7-

<PG$PCN>

MORE ON THE FUND'S INVESTMENTS

Florida municipal securities Florida municipal securities include debt obligations issued by certain non-Florida governmental issuers such as Puerto Rico, the Virgin Islands and Guam. The interest on these bonds is exempt from federal income tax. As a result, the interest rate on these bonds normally is lower than it would be if the bonds were subject to taxation. The Florida municipal securities in which the fund invests include general obligation bonds, revenue bonds and municipal leases. These securities may pay interest at fixed, variable or floating rates. The fund may also hold zero coupon securities which pay no interest during the life of the obligation but trade at prices below their stated maturity value.

Other debt securities The fund may invest up to 35% of its assets in municipal securities of non-Florida issuers. These will generally be exempt from federal taxation but not from the Florida intangibles tax. The fund may also invest up to 20% of its assets in debt securities which are issued or guaranteed by the full faith and credit of the U.S. government. These securities will generally be subject to federal and state taxation.

Derivative contracts The fund may, but need not, use derivative contracts, such as financial futures, for any of the following purposes:

- To hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates

-  As a substitute for buying or selling securities

A futures contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities. The other parties to certain futures present the same types of default risk as issuers of fixed income securities.

The fund may invest in inverse floating rate securities. These securities pay interest at a rate which moves in the opposite direction from movements in market interest rates. Even a small investment in futures or in certain inverse floaters with leverage features can have a big impact on a fund's interest rate exposure. Therefore, using futures or inverse floaters can disproportionately increase losses and reduce opportunities for gains when interest rates are changing. The fund may not fully benefit from or may lose money on futures or inverse floaters used for hedging purposes if changes in their value do not correspond accurately to changes in the value of the fund's holdings. Futures and inverse floaters can also make a fund less liquid and harder to value, especially in declining markets.

Defensive investing The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.


-8-

<PG$PCN>

MANAGEMENT

Manager The fund's investment adviser (the manager) is SSBC Fund Management Inc., an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.

Peter M. Coffey, investment officer of SSBC Fund Management Inc. and managing director of Salomon Smith Barney, has been responsible for the day-to-day management of the fund's portfolio since the fund commenced operations in April 1991. Mr. Coffey has 30 years of experience with the manager or its predecessors.

Management fees During the fiscal year ended March 31, 1999, the manager received an advisory fee equal to 0.50% of the fund's average daily net assets.

Distributor The fund has entered into an agreement with CFBDS, Inc. to distribute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker-dealers sells fund shares to the public.

Distribution plans The fund has adopted Rule 12b-1 distribution plans for its Class A, B and L shares. Under each plan, the fund pays distribution and service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

Year 2000 issue Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the fund. The cost of addressing the Year 2000 issue, if substantial, could adversely affect companies and governments that issue securities held by the fund. The manager and Salomon Smith Barney are addressing the Year 2000 issue for their systems. The fund has been informed by other service providers that they are taking similar measures. Although the fund does not expect the Year 2000 issue to adversely affect it, the fund cannot guarantee the efforts of the fund which are limited to requesting and receiving reports from its service providers or the efforts of its service providers to correct the problem will be successful.


Florida Portfolio                                                           -9-

<PG$PCN>

CHOOSING A CLASS OF SHARES TO BUY

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

- If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.

- For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.

- Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L shares do not, Class B shares may be more attractive to long-term investors.

You may buy shares from:

-  A Salomon Smith Barney Financial Consultant

- An investment dealer in the selling group or a broker that clears through Salomon Smith Barney -- a dealer representative

- The fund, but only if you are investing through certain qualified plans or certain dealer representatives

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.


                                                             Initial                   Additional
                                                -------------------------------------------------

                                                Classes A, B, L         Class Y       All Classes
General                                              $1,000           $15 million          $50

Monthly Systematic Investment Plans                   $25                 n/a              $25

Quarterly Systematic Investment Plans                 $50                 n/a              $50

Uniform Gift to Minors Accounts                       $50             $15 million          $50


-10-

<PG$PCN>


COMPARING THE FUND'S CLASSES

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. They may receive different compensation depending upon which class you choose.

                          Class A                  Class B                  Class L                  Class Y
Key features        - Initial sales charge       - No initial sales      - Initial sales       - No initial or deferred
                    - You may qualify for        charge                  charge is lower       sales charge
                    reduction or waiver of       - Deferred sales        than Class A          - Must invest at least
                    initial sales charge         charge declines over    - Deferred sales      $15 million
                    - Lower annual               time                    charge for only 1     - Lower annual
                    expenses than Class          - Converts to           year                  expenses than the
                    B and Class L                Class A after 8 years   - Does not convert    other classes
                                                 - Higher annual         to Class A
                                                 expenses than Class     - Higher annual
                                                 A                       expenses than
                                                                         Class A

Initial sales       Up to 4.00%; reduced         None                    1.00%                 None
charge              for large purchases
                    and waived for certain
                    investors.  No charge
                    for purchases of
                    $500,000 or more


Deferred           1% on purchases of            Up to 4.50% charged     1% if you redeem      None
sales charge       $500,000 or more if           when you redeem         within 1 year of
                   you redeem within 1           shares.  The charge     purchase
                   year of purchase              is reduced over time
                                                 and there is no
                                                 deferred sales
                                                 charge after 6 years


Annual             0.15% of average daily        0.65% of average        0.70% of average      None
distribution       net assets                    daily net assets        daily net assets
and service
fees

Exchange           Class A shares of             Class B shares of       Class L shares of     Class Y shares of most
privilege          most Smith Barney             most Smith Barney       most Smith Barney     Smith Barney funds
                   funds                         funds                   funds

*Ask your Salomon Smith Barney Financial Consultant or dealer representative or visit the web site for the Smith Barney funds available for exchange.


Florida Portfolio                                                          -11-

<PG$PCN>

SALES CHARGE:

CLASS A SHARES

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

                                                           Sales Charge as a % of

                                                   Offering                   Net amount
        Amount of purchase                         price (%)                 invested (%)
        Less than $25,000                            4.00                        4.17

        $25,000 but less than $50,000                3.50                        3.63

        $50,000 but less than $100,000               3.00                        3.09

        $100,000 but less than $250,000              2.50                        2.56

        $250,000 but less than $500,000              1.50                        1.52

        $500,000 or more                              -0-                         -0-

Investments of $500,000 or more. You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

- Accumulation privilege - lets you combine the current value of Class A shares owned

   -  by you, or

   -  by members of your immediate family,

and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.



-12-

<PG$PCN>

- Letter of intent - lets you purchase Class A shares of the fund and other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

-  Employees of members of the NASD

- Clients of newly employed Salomon Smith Barney Financial Consultants, if certain conditions are met

- Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Salomon Smith Barney Financial Consultant or dealer representative is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the Statement of Additional Information ("SAI").



Florida Portfolio                                                          -13-

<PG$PCN>

CLASS B SHARES

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of purchase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

-----------------------------------------------------------------------------------------------

  Year after purchase                1st     2nd     3rd      4th      5th    6th through 8th
-----------------------------------------------------------------------------------------------
  Deferred sales charge              4.5%     4%      3%       2%       1%           0%
-----------------------------------------------------------------------------------------------

Class B conversion After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

      -------------------------------------------------------------------------------------------
      Shares issued:              Shares issued:                    Shares issued:
      At initial                  On reinvestment of                Upon exchange from
      purchase                    dividends and                     another Smith Barney
                                  distributions                     fund
      -------------------------------------------------------------------------------------------
      Eight years after the       In same proportion as the         On the date the shares
      date of purchase            number of Class B shares          originally acquired would
                                  converting is to total Class B    have converted into Class A
                                  shares you own                    shares
      -------------------------------------------------------------------------------------------

CLASS L SHARES

You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%.

CLASS Y SHARES

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 6-month period. To qualify, you must initially invest $5,000,000.


-14-

<PG$PCN>

MORE ABOUT DEFERRED SALES CHARGES

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

-  Shares exchanged for shares of another Smith Barney fund

-  Shares representing reinvested distributions and dividends

-  Shares no longer subject to the deferred sales charge

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.

DEFERRED SALES CHARGE WAIVERS

The deferred sales charge for each share class will generally be waived:

-  On payments made through certain systematic withdrawal plans

-  On certain distributions from a retirement plan

-  For involuntary redemptions of small account balances

-  For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.



Florida Portfolio                                                          -15-

<PG$PCN>

BUYING SHARES

Through a       You should contact your Salomon Smith Barney Financial
Salomon         Consultant or dealer representative to open a brokerage
Smith           account and make arrangements to buy shares.
Barney
Financial       If you do not provide the following information, your order
represen-       will be rejected:
tative
                   - Class of shares being bought
                   - Dollar amount or number of shares being bought

                You should pay for your shares through your brokerage account no later than the third business day after you place your
                order. Salomon Smith Barney or your dealer representative may charge an annual account maintenance fee.
--------------------------------------------------------------------------------------
Through         Certain investors who are clients of the selling group are
the fund's      eligible to buy shares directly from the fund.
transfer
agent           - Write the transfer agent at the following address:

                  Smith Barney Florida Portfolio
                  Smith Barney Muni Funds
                  (Specify class of shares)
                  c/o First Data Investor Services Group, Inc.
                  P.O. Box 5128
                  Westborough, Massachusetts 01581-5128

                - Enclose a check to pay for the shares. For initial purchases, complete and send an account application.

                - For more information, call the transfer agent at 1-800-451-2010.
--------------------------------------------------------------------------------------
Through a       You may authorize Salomon Smith Barney, your dealer representative
systematic      or the transfer agent to transfer funds automatically from a regular
investment      bank account, cash held in a Salomon Smith Barney brokerage account
plan            or Smith Barney money market fund to buy shares on a regular basis.

                - Amounts transferred should be at least: $25 monthly or $50 quarterly

                - If you do not have sufficient funds in your account on a transfer date, Salomon Smith Barney, your dealer representative or the transfer agent may charge you a fee

                For more information, contact your Salomon Smith Barney Financial
                Consultant, dealer  representative or the transfer agent or consult the SAI.



-16-

<PG$PCN>

EXCHANGING SHARES

Smith           You should contact your Salomon Smith Barney Financial Consultant or
Barney          dealer representative to exchange into other Smith Barney funds. Be
offers a        sure to read the prospectus of the Smith Barney fund you are
distinctive     exchanging into. An exchange is a taxable transaction.
family of
funds           - You may exchange shares only for shares of the same class of
tailored to     another Smith Barney fund. Not all Smith Barney funds offer all
help meet       classes.
the
varying         - Not all Smith Barney funds may be offered in your state of
needs of        residence. Contact your Salomon Smith Barney Financial Consultant,
both large      dealer representative or the transfer agent.
and small
investors       - You must meet the minimum investment amount for each fund.

                - If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers
                (documents transferring ownership of certificates) before the exchange is effective.

                - The fund may suspend or terminate your exchange privilege if you engage in an excessive  pattern of exchanges.
---------------------------------------------------------------------------------------------
Waiver of       Your shares will not be subject to an initial sales charge at the time of
additional      the exchange.
sales
charges         Your deferred sales charge (if any) will continue to be
                measured from the date of your original purchase. If the fund you exchange into has a higher deferred sales charge, you will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.
---------------------------------------------------------------------------------------------
By              If you do not have a brokerage account, you may be eligible to exchange
telephone       shares through the transfer agent. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m.
                (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

                You can make telephone exchanges only between accounts that have identical registrations.
---------------------------------------------------------------------------------------------
By mail         If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the transfer agent at the address on the opposite page.



Florida Portfolio                                                          -17-

<PG$PCN>

REDEEMING SHARES

Generally       Contact your Salomon Smith Barney Financial Consultant or
                dealer representative to redeem shares of the fund.

                If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                If the shares are held by a fiduciary or corporation, other documents may be required.

                Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                If you have a Salomon Smith Barney brokerage account,
                your redemption proceeds will be placed in your account
                and not reinvested without your specific instruction. In
                other cases, unless you direct otherwise, your redemption
                proceeds will be paid by check mailed to your address of
                record.
---------------------------------------------------------------------------------------
By mail         For accounts held directly at the fund, send written
                requests to the transfer agent at the following address:

                   Smith Barney Florida Portfolio
                   Smith Barney Muni Funds
                   (Specify class of shares)
                   c/o First Data Investor
                   Services Group, Inc.
                   P.O. Box 5128
                   Westborough, Massachusetts 01581-5128

                Your written request must provide the following:

                -  Your account number

                - The class of shares and the dollar amount or number of shares to be redeemed

                - Signatures of each owner exactly as the account is registered


-18-

<PG$PCN>

By              If you do not have a brokerage account, you may be
telephone       eligible to redeem shares in amounts up to $10,000 per
                day through the transfer agent. You must complete an
                authorization form to authorize telephone redemptions. If
                eligible, you may request redemptions by telephone on any
                day the New York Stock Exchange is open. Call the
                transfer agent at 1-800-451-2010 between 9:00 a.m. and
                5:00 p.m. (Eastern time). Requests received after the
                close of regular trading on the Exchange are priced at
                the net asset value next determined.

                Your redemption proceeds can be sent by check to your
                address of record or by wire transfer to a bank account
                designated on your authorization form. You must submit a
                new authorization form to change the bank account
                designated to receive wire transfers and you may be asked
                to provide certain other documents.
-----------------------------------------------------------------------------------
Automatic       You can arrange for the automatic redemption of a portion
cash            of your shares on a monthly or quarterly basis. To
withdrawal      qualify you must own shares of the fund with a value of
plans           at least $10,000 and each automatic redemption must be at
                least $50. If your shares are subject to a deferred sales
                charge, the sales charge will be waived if your automatic
                payments do not exceed 1% per month of the value of your
                shares subject to a deferred sales charge.

                The following conditions apply:

                -  Your shares must not be represented by certificates

                -  All dividends and distributions must be reinvested

                For more information, contact your Salomon Smith Barney
                Financial Consultant or dealer representative or consult the SAI.




Florida Portfolio                                                          -19-

<PG$PCN>

OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

            -  Name of the fund
            -  Account number
            -  Class of shares being bought, exchanged or redeemed
            - Dollar amount or number of shares being bought, exchanged or redeemed
            -  Signature of each owner exactly as the account is registered

The transfer agent will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide a personal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

- Are redeeming over $10,000 of shares

- Are sending signed share certificates or stock powers to the transfer agent

- Instruct the transfer agent to mail the check to an address different from the one on your account

- Changed your account registration

- Want the check paid to someone other than the account owner(s)

- Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.



-20-

<PG$PCN>


The fund has the right to:

-  Suspend the offering of shares

-  Waive or change minimum and additional investment amounts

-  Reject any purchase or exchange order

-  Change, revoke or suspend the exchange privilege

-  Suspend telephone transactions

- Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission

- Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

Small account balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.



Florida Portfolio                                                          -21-

<PG$PCN>

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends The fund pays dividends each month from its net investment income. The fund generally makes capital gain distributions and pays dividends, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from income. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events. Florida currently does not impose a personal income tax on individuals. Thus, individual shareholders of the fund will not be subject to any Florida state income tax on distributions received from the fund.

Florida does currently impose an "intangibles tax" on certain securities and other intangible assets owned by Florida residents. However, certain types of municipal obligations of Florida issuers, U.S. Treasury securities and municipal obligations issued by certain U.S. territories and possessions are exempt from this intangibles tax. The fund seeks generally to select investments that will enable its shares to be exempt from the Florida intangibles tax and attempts to ensure that all of its assets held on the annual assessment date are exempt from this tax. Certain of the fund's distributions will be taxable to corporate shareholders that are subject to Florida corporate income tax.

Transaction                                            Federal tax status
Redemption or exchange of shares                       Usually capital gain or loss; long-term only if
                                                       shares owned more than one year

Long-term capital gain distributions                   Taxable gain

Short-term capital gain distributions                  Ordinary income

Dividends                                              Exempt if from interest on tax-exempt securities,
                                                       otherwise ordinary income



-22-

<PG$PCN>


Any taxable dividends and capital gain distributions are taxable whether received in cash or reinvested in fund shares. Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a taxable dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.



Florida Portfolio                                                          -23-

<PG$PCN>

SHARE PRICE

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

Generally, the fund's investments are valued by an independent pricing service. If market quotations or a valuation from the pricing service is not readily available for a security or if a security's value has been materially affected by events occurring after the close of the Exchange or market on which the security is principally traded, that security may be valued by another method that the fund's board believes accurately reflects fair value. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities. A security's valuation may differ depending on the method used for determining value.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer representative before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the performance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with the fund's financial statements, is included in the annual report (available upon request).



-24-

<PG$PCN>

For a Class A share of beneficial interest outstanding throughout each year ended March 31:

-----------------------------------------------------------------------------------------------------
                                1999           1998           1997          1996(1)          1995(2)
-------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of year                           $13.16         $13.24          $12.89            $12.82
--------------------------------------------------------------------------------------------------------
Income (loss) from
operations:
  Net investment
  income (loss)(4)                              0.72           0.73            0.74              0.75

  Net realized and
  unrealized gain (loss)                        0.72          (0.03)           0.35              0.08#
--------------------------------------------------------------------------------------------------------
Total income (loss) from
operations                                      1.44           0.70            1.09              0.83
--------------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment
    income                                     (0.73)         (0.73)          (0.74)            (0.76)
  Net realized gains                           (0.13)         (0.05)             --                --
--------------------------------------------------------------------------------------------------------
Total distributions                            (0.86)         (0.78)          (0.74)            (0.76)
--------------------------------------------------------------------------------------------------------
Net asset value, end of year                  $13.74         $13.16          $13.24            $12.89
--------------------------------------------------------------------------------------------------------
Total return(&)                                11.15%          5.44%           8.65%             6.77%
--------------------------------------------------------------------------------------------------------
Net assets, end of
  year (000)'s                                  $143           $127            $117              $108
--------------------------------------------------------------------------------------------------------
Ratios to average
net assets:
  Expenses(*)                                   0.76%          0.85%           0.70%             0.61%
  Net investment
  income (loss)                                 5.28           5.56            5.62              5.97
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           59%            62%             47%               43%
--------------------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method rather than the undistributed net investment income method because it more accurately reflects the per share data for the period.

(2) On October 10, 1994, the former Class C shares were exchanged into Class A shares.

(3) For the period from April 2, 1991 (inception date) to March 31, 1992.

# Includes the net per share effect of shareholder sales and redemptions activity during the period, most of which occurred at a net asset value less than the net asset value at the beginning of the period.

* As a result of voluntary expense limitations, expense ratios would not exceed 0.85% for Class A shares.

& Total returns do not reflect sales loads or contingent deferred sales charges.



Florida Portfolio                                                          -25-

<PG$PCN>

For a Class B share of beneficial interest outstanding throughout each year ended March 31:

-----------------------------------------------------------------------------------------------------
                                            1999       1998          1997     1996(1)   1995(2)(3)
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of year                    $13.14        $13.23   $12.89        $11.91
-----------------------------------------------------------------------------------------------------
Income (loss) from operations:
    Net investment income (loss)                        0.65          0.65     0.68          0.30
    Net realized and unrealized
    gain (loss)                                         0.72          0.01     0.35          0.97#
-----------------------------------------------------------------------------------------------------
Total income (loss) from operations                     1.37          0.64     1.03          1.27
-----------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                (0.65)        (0.68)   (0.69)        (0.29)
  Net realized gains                                   (0.13)        (0.05)      --            --
-----------------------------------------------------------------------------------------------------
Total distributions                                    (0.78)        (0.73)   (0.69)        (0.29)
-----------------------------------------------------------------------------------------------------
Net asset value, end of year                          $13.73        $13.14   $13.23        $12.89
-----------------------------------------------------------------------------------------------------
Total return(&)                                        10.59%         4.91%    8.09%        10.77%+
-----------------------------------------------------------------------------------------------------
Net assets, end of year (000)'s                          $59           $51      $46            $2
-----------------------------------------------------------------------------------------------------
Ratios to average
  net assets:
    Expenses*                                           1.28%         1.35%    1.20%         1.20%++
    Net investment income (loss)                        4.76          4.93     5.00          5.57++
-----------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   59%           62%      47%           43%
-----------------------------------------------------------------------------------------------------


(1) Per share amounts have been calculated using the monthly average shares method rather than the undistributed net investment income method because it more accurately reflects the per share data for the period.

(2) On November 7, 1994, the former Class B shares were renamed Class C shares.

(3) For the period from November 16, 1994 (inception date) to March 31, 1995.

# Includes the net per share effect of shareholder sales and redemptions activity during the period, most of which occurred at a net asset value less than the net asset value at the beginning of the period. * As a result of voluntary expense limitations, expense ratios would not exceed 1.35% for Class B shares.

& Total returns do not reflect sales loads or contingent deferred sales charges.

+ Total return is not annualized, as it may not be representative of the total return for the year.

++  Annualized.



-26-

<PG$PCN>

For a Class L share(1) of beneficial interest outstanding throughout each year ended March 31:


                                                          1999       1998(2)       1997       1996(1)      1995(3)
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of  year                                  $13.14       $13.22       $12.89      $12.81
-------------------------------------------------------------------------------------------------------------------
Income (loss) from operations:
    Net investment income (loss)                                       0.64         0.65         0.66        0.67
    Net realized and unrealized gain (loss)                            0.72        (0.01)        0.35        0.08#
-------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                                    1.36         0.64         1.01        0.75
-------------------------------------------------------------------------------------------------------------------
Less distributions from:
    Net investment
    income                                                            (0.63)       (0.67)       (0.68)      (0.67)
    Net realized gains                                                (0.13)       (0.13)          --          --
-------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (0.76)       (0.72)       (0.68)      (0.67)
-------------------------------------------------------------------------------------------------------------------
Net assets value, end of year                                        $13.74       $13.14       $13.22      $12.89
-------------------------------------------------------------------------------------------------------------------
Total return(&)                                                       10.51%        4.94%        7.96%       6.12%
-------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000)'s                                          $9           $7           $3          $3
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
    Expenses*                                                          1.33%        1.40%        1.28%       1.25%
    Net investment income
    (loss)                                                             4.71         4.84         5.04        5.40
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                  59%          62%          47%         43%
-------------------------------------------------------------------------------------------------------------------


(1) Per share amounts have been calculated using the monthly average shares method rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(2) On June 12, 1998, the Class C shares were renamed Class L shares.

(3) For the period from January 5, 1993 (inception date) to March 31,1993.

# Includes the net per share effect of shareholder sales and redemptions activity during the period, most of which occurred at a net asset value less than the net asset value at the beginning of the period.

* As a result of voluntary expense limitations, expense ratios would not exceed 1.35% for Class L shares.

& Total returns do not reflect sales loads or contingent deferred sales charges.



Florida Portfolio                                                          -27-

<PG$PCN>

For a Class Y share of beneficial interest outstanding throughout each year ended March 31:

----------------------------------------------------------------------------------------------------
                                                                                      1999(1)
----------------------------------------------------------------------------------------------------
Net asset value, beginning of year
----------------------------------------------------------------------------------------------------
Income (loss) from operations:
   Net investment income
   Net realized and unrealized
     gain (loss)
----------------------------------------------------------------------------------------------------
Total income (loss) from
   operations
----------------------------------------------------------------------------------------------------
Less distributions from:
   Net investment income
   Net realized gains
----------------------------------------------------------------------------------------------------
Total distributions
----------------------------------------------------------------------------------------------------
Net asset value, end of year
----------------------------------------------------------------------------------------------------
Total return
----------------------------------------------------------------------------------------------------
Net assets, end of year (000)'s
----------------------------------------------------------------------------------------------------
Ratio to average net assets:
   Expenses
   Net investment income (loss)
----------------------------------------------------------------------------------------------------
Portfolio turnover rate
----------------------------------------------------------------------------------------------------

(1)   From the period of [date] (inception date) to March 31, 1999.
(2)   Annualized.



-28-

<PG$PCN>

SALOMON SMITH BARNEY(SM)
a member of citigroup [Symbol]

Florida Portfolio

-- an investment portfolio of Smith Barney Muni Funds

Shareholder reports Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at www.smithbarney.com

You can also review and copy the fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get copies of these materials for a duplicating fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009. Information about the public reference room may be obtained by calling 1-800-SEC-0330. You can get the same information free from the Commission's Internet web site at http:www.sec.gov

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

(SM) Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file no. 811-04395)
[FD00000 7/99]

<PG$PCN>





[Logo]

Smith Barney Mutual
Funds

Investing for your
future.

Every day.


PROSPECTUS                          SMITH BARNEY
                                    MUTUAL FUNDS

--------------------------------------------------------------------------------
July 29, 1999                       Georgia Portfolio

                                        Class A, B, L and Y Shares




The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.



-2-

<PG$PCN>


CONTENTS



   Investments, risks and performance.......................................4

   More on the fund's investments...........................................8

   Management...............................................................9

   Choosing a class of shares to buy.......................................10

   Comparing the fund's classes............................................11

   Sales charge............................................................12

   More about deferred sales charges.......................................15

   Buying shares...........................................................16

   Exchanging shares.......................................................17

   Redeeming shares........................................................18

   Other things to know about
     share transactions....................................................20

   Dividends, distributions and taxes......................................22

   Share price.............................................................23

   Financial highlights....................................................23

YOU SHOULD KNOW:

An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.



Georgia Portfolio                                                          -3-

<PG$PCN>




INVESTMENTS, RISKS AND PERFORMANCE

PRINCIPAL INVESTMENT STRATEGIES

INVESTMENT OBJECTIVE The fund seeks as high a level of income exempt from federal income taxes and Georgia personal income taxes as is consistent with prudent investing.

KEY INVESTMENTS The fund invests primarily in intermediate-term and long- term Georgia municipal securities. These include securities issued by the State of Georgia and certain other municipal issuers, political subdivisions, agencies and public authorities that pay interest which is exempt from Georgia state personal income taxes. Intermediate-term and long-term municipal securities have remaining maturities at the time of purchase of from five to more than thirty years. The fund invests exclusively in municipal securities that are rated investment grade at the time of purchase or are of comparable quality if unrated. At least two-thirds of the municipal securities must be rated, at the time of purchase, within the three highest investment grade rating categories by a nationally recognized rating organization.

SELECTION PROCESS The manager selects securities primarily by identifying undervalued sectors and individual securities, while also selecting securities it believes will benefit from changes in market conditions. In selecting individual securities, the manager:

- Uses fundamental credit analysis to estimate the relative value and attractiveness of various securities and sectors and to exploit opportunities in the municipal bond market

- May trade between general obligation and revenue bonds and among various revenue bond sectors, such as housing, hospital and industrial development, based on their apparent relative values and their impact on the level of dividends generated by the overall portfolio

- Identifies individual securities with the most potential for added value, such as those involving unusual situations, new issuers, the potential for credit upgrades, unique structural characteristics or innovative features

- Considers the yield available for securities with different maturities and a security's maturity in light of the outlook for the issuer and its sector and interest rates



-4-

<PG$PCN>





RISKS, PERFORMANCE AND EXPENSES

PRINCIPAL RISKS OF INVESTING IN THE FUND
Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

-     Interest rates rise, causing the value of the fund's portfolio to decline

- The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or the security's credit rating is downgraded

- Georgia municipal securities fall out of favor with investors. The fund will suffer more than a national municipal fund from adverse events affecting Georgia municipal issuers

-     Unfavorable legislation affects the tax-exempt status of municipal bonds

- The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect

It is possible that some of the fund's income distributions may be, and distributions of the fund's gains generally will be, subject to federal and Georgia state taxation. The fund may realize taxable gains on the sale of its securities or on transactions in futures contracts. Some of the fund's income may be subject to the federal alternative minimum tax. In addition, distributions of the fund's income and gains will be taxable to investors in states other than Georgia.

The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund. To the extent the fund concentrates its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers.

WHO MAY WANT TO INVEST  The fund may be an appropriate investment if you:

- Are a Georgia taxpayer in a high federal tax bracket seeking income exempt from Georgia and federal taxation

- Currently have exposure to other asset classes and are seeking to broaden your investment portfolio

- Are willing to accept the risks of municipal securities, including the risks of concentrating in a single state


Georgia Portfolio                                                           -5-

<PG$PCN>



RISK RETURN BAR CHART

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future.

      The bar chart shows the performance of the fund's Class A shares for each of the past 4 full calendar years. Class B, L and Y shares would have different performance because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

                      [TOTAL RETURN CLASS A SHARES GRAPH]


QUARTERLY RETURNS: Highest: xx% in ___ quarter 199X; Lowest: xx% in ___ quarter
                     199X Year to date: xx% through 6/30/99

RISK RETURN TABLE

This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown with that of the Lehman Brothers Municipal Bond Index (the "Lehman Index"), a broad-based unmanaged index of municipal bonds, and the Lipper Georgia Municipal Fund Average (the "Lipper Average"), an average composed of the fund's peer group of mutual funds. This table assumes imposition of the maximum sales charge applicable to the class, redemption of shares at the end of the period, and reinvestment of distributions and dividends.

AVERAGE ANNUAL TOTAL RETURNS -- Calendar Years Ended December 31, 1998
      Class             1 year          5 years          10 years            Since inception           Inception date
        A                                 n/a                                                              4/4/94
        B                                 n/a              n/a                                             6/15/94
        L                                 n/a              n/a                                             4/14/94
        Y                                 n/a              n/a                                           [xx/xx/xx]
Lehman Index                                                                                                  *

Lipper
Average                                                                                                       *
*Index comparison begins on April 30, 1998.


-6-

<PG$PCN>



FEES TABLE

This table sets forth the fees and expenses you will pay if you invest in fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)                             Class A        Class B        Class L         Class Y
Maximum sales charge (load) imposed on purchases (as                   4.00%          None           1.00%            None
a % of offering price)
Maximum deferred sales charge (load) (as a % of the                    None*          4.50%          1.00%            None
lower of net asset value at purchase or redemption)
ANNUAL FUND OPERATING EXPENSES
(expenses deducted from fund assets)
Management fee**                                                       0.45%          0.45%          0.45%           0.45%
Distribution and service (12b-1) fees                                  0.15%          0.65%          0.70%            None
Other expenses                                                         -----          -----          -----           -----
Total annual fund operating expenses
                                                                       =====          =====          =====           =====

*You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

**Because the manager has agreed to limit total annual fund operating expenses to 0.65% of average net assets exclusive of 12b-1 fees and certain other expenses, actual expenses were:

                                                                      Class A        Class B        Class L         Class Y

Management fee

Total annual fund operating expenses

The manager may change or eliminate these expense limits at any time. The manager may also seek reimbursement of waived management fees at a later date.

EXAMPLE

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

-  You invest $10,000 in the fund for the period shown

-  Your investment has a 5% return each year

-  You reinvest all distributions and dividends without a sales charge

-  The fund's operating expenses remain the same

NUMBER OF YEARS YOU OWN YOUR SHARES                    1 YEAR          3 YEARS         5 YEARS        10 YEARS
Class A (with or without redemption)                   $               $               $              $
Class B (redemption at end of period)                  $               $               $              $
Class B (no redemption)                                $               $               $              $
Class L (redemption at end of period)                  $               $               $              $
Class L (no redemption)                                $               $               $              $
Class Y (with or without redemption)                   $               $               $              $

Georgia Portfolio                                                          -7-

<PG$PCN>

MORE ON THE FUND'S INVESTMENTS

GEORGIA MUNICIPAL SECURITIES Georgia municipal securities include debt obligations issued by certain non-Georgia governmental issuers such as Puerto Rico, the Virgin Islands and Guam. The interest on these bonds is exempt from federal income tax and Georgia personal income tax. As a result, the interest rate on these bonds normally is lower than it would be if the bonds were subject to taxation. The Georgia municipal securities in which the fund invests include general obligation bonds, revenue bonds and municipal leases. These securities may pay interest at fixed, variable or floating rates. The fund may also hold zero coupon securities which pay no interest during the life of the obligation but trade at prices below their stated maturity value.

OTHER DEBT SECURITIES The fund may invest up to 35% of its assets in municipal securities of non-Georgia issuers. These will generally be exempt from federal, but not Georgia income taxes. The fund may also invest up to 20% of its assets in debt securities which are issued or guaranteed by the full faith and credit of the U.S. government. These securities will generally be subject to federal and state taxation.

DERIVATIVE CONTRACTS The fund may, but need not, use derivative contracts, such as financial futures, for any of the following purposes:

- To hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates

-     As a substitute for buying or selling securities

A futures contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities. The other parties to certain futures present the same types of default risk as issuers of fixed income securities.

The fund may invest in inverse floating rate securities. These securities pay interest at a rate which moves in the opposite direction from movements in market interest rates. Even a small investment in futures or in certain inverse floaters with leverage features can have a big impact on a fund's interest rate exposure. Therefore, using futures or inverse floaters can disproportionately increase losses and reduce opportunities for gains when interest rates are changing. The fund may not fully benefit from or may lose money on futures or inverse floaters used for hedging purposes if changes in their value do not correspond accurately to changes in the value of the fund's holdings. Futures and inverse floaters can also make a fund less liquid and harder to value, especially in declining markets.

DEFENSIVE INVESTING. The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.


-8-

<PG$PCN>




MANAGEMENT

MANAGER  The fund's investment adviser (the manager) is SSBC Fund
Management Inc., an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.

Peter M. Coffey, investment officer of SSBC Fund Management Inc. and managing director of Salomon Smith Barney, has been responsible for the day-to-day management of the fund's portfolio since the fund commenced operations in April 1994. Mr. Coffey has 30 years of experience with the manager or its predecessors.

MANAGEMENT FEES During the fiscal year ended March 31, 1999, the manager received an advisory fee equal to____% of the fund's average daily net assets.

DISTRIBUTOR The fund has entered into an agreement with CFBDS, Inc. to distribute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker-dealers sells fund shares to the public.

DISTRIBUTION PLANS The fund has adopted Rule 12b-1 distribution plans for its Class A, B and L shares. Under each plan, the fund pays distribution and service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

YEAR 2000 ISSUE Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the fund. The cost of addressing the Year 2000 issue, if substantial, could adversely affect companies and governments that issue securities held by the fund. The manager and Salomon Smith Barney are addressing the Year 2000 issue for their systems. The fund has been informed by other service providers that they are taking similar measures. Although the fund does not expect the Year 2000 issue to adversely affect it, the fund cannot guarantee that the efforts of the fund, which are limited to requesting and receiving reports from its service providers, or the efforts of its service providers to correct the problem will be successful.


Georgia Portfolio                                                          -9-

<PG$PCN>




CHOOSING A CLASS OF SHARES TO BUY

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

- If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.

- For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.

- Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L shares do not, Class B shares may be more attractive to long-term investors.

You may buy shares from:

-  A Salomon Smith Barney Financial Consultant

- An investment dealer in the selling group or a broker that clears through Salomon Smith Barney -- a dealer representative

- The fund, but only if you are investing through certain qualified plans or certain dealer representatives

INVESTMENT MINIMUMS Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

------------------------------------------------------------------ --------------------------------------------------------
                                                                                   INITIAL                   ADDITIONAL
                                                                   -------------------------------------------------------
                                                                      CLASSES A, B, L        CLASS Y         ALL CLASSES
General                                                                   $1,000           $15 million           $50
Monthly Systematic Investment Plans                                         $25                n/a               $25
Quarterly Systematic Investment Plans                                       $50                n/a               $50
Uniform Gift to Minors Accounts                                             $50            $15 million           $50
------------------------------------------------------------------ --------------------------------------------------------




-10-

<PG$PCN>




COMPARING THE FUND'S CLASSES

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. They may receive different compensation depending upon which class you choose.

------------------  --------------------------  ------------------------  ------------------------  ---------------------------
                             Class A                    Class B                    Class L                    Class Y
------------------  --------------------------  ------------------------  ------------------------  ---------------------------
KEY                 - Initial sales charge      - No initial sales        - Initial sales           - No initial or
FEATURES            - You may qualify           charge                    charge is lower           deferred sales charge
                    for reduction or            - Deferred sales          than Class A              - Must invest at least
                    waiver of initial           charge declines           - Deferred sales          $15 million
                    sales charge                over time                 charge for only 1         - Lower annual
                    - Lower annual              - Converts to             year                      expenses than the
                    expenses than Class         Class A after 8           - Does not                other classes
                    B and Class L               years                     convert to
                                                - Higher annual           Class A
                                                expenses than             - Higher annual
                                                Class A                   expenses than
                                                                          Class A
------------------  --------------------------  ------------------------  ------------------------  ---------------------------
INITIAL SALES       Up to 4.00%;                None                      1.00%                     None
CHARGE              reduced for large
                    purchases and
                    waived for certain
                    investors.  No
                    charge for
                    purchases of
                    $500,000 or more
------------------  --------------------------  ------------------------  ------------------------  ---------------------------
DEFERRED            1% on purchases of          Up to 4.50%               1% if you redeem          None
SALES CHARGE        $500,000 or more if         charged when you          within 1 year of
                    you redeem within           redeem shares.            purchase
                    1 year of purchase          The charge is
                                                reduced over time
                                                and there is no
                                                deferred sales
                                                charge after 6 years
------------------  --------------------------  ------------------------  ------------------------  ---------------------------
ANNUAL              0.15% of average            0.65% of average          0.70% of average          None
DISTRIBUTION        daily net assets            daily net assets          daily net assets
AND SERVICE
FEES
------------------  --------------------------  ------------------------  ------------------------  ---------------------------
                    Class A shares of           Class B shares of         Class L shares of         Class Y shares of
EXCHANGE            most Smith Barney           most Smith Barney         most Smith                most Smith Barney
PRIVILEGE           funds                       funds                     Barney funds              funds
------------------  --------------------------  ------------------------  ------------------------  ---------------------------

*Ask your Salomon Smith Barney Financial Consultant or dealer representative or visit the web site for the Smith Barney funds available for exchange.


Georgia Portfolio                                                          -11-

<PG$PCN>

SALES CHARGE

CLASS A SHARES

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

-----------------------------------------------------------------------------------------
                                                            SALES CHARGE AS A % OF
                                                    OFFERING                   NET AMOUNT
AMOUNT OF PURCHASE                                 PRICE (%)                  INVESTED (%)
Less than $25,000                                     4.00                        4.17
$25,000 but less than $50,000                         3.50                        3.63
$50,000 but less than $100,000                        3.00                        3.09
$100,000 but less than $250,000                       2.50                        2.56
$250,000 but less than $500,000                       1.50                        1.52
$500,000 or more                                      -0-                         -0-
-----------------------------------------------------------------------------------------

INVESTMENTS OF $500,000 OR MORE. You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

QUALIFYING FOR A REDUCED CLASS A SALES CHARGE There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

- Accumulation privilege - lets you combine the current value of Class A shares owned

    -  by you, or

    -  by members of your immediate family,

and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.




-12-

<PG$PCN>

- Letter of intent - lets you purchase Class A shares of the fund and other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

WAIVERS FOR CERTAIN CLASS A INVESTORS Class A initial sales charges are waived for certain types of investors, including:

-  Employees of members of the NASD

- Clients of newly employed Salomon Smith Barney Financial Consultants, if certain conditions are met

-  Investors who redeemed Class A shares of a Smith Barney fund in the past
60 days, if the investor's Salomon Smith Barney Financial Consultant or dealer representative is notified

If you want to learn about the additional waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the Statement of Additional Information ("SAI").




Georgia Portfolio                                                          -13-

<PG$PCN>
CLASS B SHARES

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of purchase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

                                                                                6th
  Year after purchase             1st      2nd       3rd      4th     5th     through
                                                                                8th
  Deferred sales charge           4.5%      4%        3%       2%      1%        0%

CLASS B CONVERSION After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

SHARES ISSUED:                      SHARES ISSUED:                      SHARES ISSUED:
AT INITIAL                          ON REINVESTMENT OF                  UPON EXCHANGE FROM
PURCHASE                            DIVIDENDS AND                       ANOTHER SMITH BARNEY
                                    DISTRIBUTIONS                       FUND
-------------------------------------------------------------------------------------------------------------------
                                 In same proportion as the                On the date the shares
                                 number of Class B shares                 originally acquired would
Eight years after the            converting is to total Class B           have converted into Class A
date of purchase                 shares you own                           shares

CLASS L SHARES

You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%.

CLASS Y SHARES

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 6-month period. To qualify, you must initially invest $5,000,000.


-14-

<PG$PCN>

MORE ABOUT DEFERRED SALES CHARGES

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

-  Shares exchanged for shares of another Smith Barney fund

-  Shares representing reinvested distributions and dividends

-  Shares no longer subject to the deferred sales charge

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.

DEFERRED SALES CHARGE WAIVERS

The deferred sales charge for each share class will generally be waived:

-  On payments made through certain systematic withdrawal plans

-  On certain distributions from a retirement plan

-  For involuntary redemptions of small account balances

-  For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.


Georgia Portfolio                                                          -15-

<PG$PCN>


BUYING SHARES

Through a               You should contact your Salomon Smith Barney Financial Consultant
Salomon                 or dealer representative to open a brokerage account and make
Smith                   arrangements to buy shares.
Barney
Financial               If you do not provide the following information, your order will be
represen-               rejected:
tative
                           -  Class of shares being bought

                           -  Dollar amount or number of shares being bought

                        You should pay for your shares through your brokerage account no later than the third business day after you place your order.
                        Salomon Smith Barney or your dealer representative may charge an annual account maintenance fee.

-----------------------------------------------------------------------------------------------
Through the             Certain investors who are clients of the selling group are eligible to
fund's                  buy shares directly from the fund.
transfer
agent                   -  Write the transfer agent at the following address:

                           Smith Barney Georgia Portfolio
                           Smith Barney Muni Funds
                           (Specify class of shares)
                           c/o First Data Investor Services Group, Inc.
                           P.O. Box 5128
                           Westborough, Massachusetts 01581-5128

                        -  Enclose a check to pay for the shares.  For initial purchases, complete and send an account application.

                        -  For more information, call the transfer agent at 1-800-451-2010.

-----------------------------------------------------------------------------------------------
Through a               You may authorize Salomon Smith Barney, your dealer
systematic              representative or the transfer agent to transfer funds automatically
investment              from a regular bank account, cash held in a Salomon Smith Barney
plan                    brokerage account or Smith Barney money market fund to buy shares on a regular basis.

                        -  Amounts transferred should be at least:  $25 monthly or $50 quarterly

                        -  If you do not have sufficient funds in your account on a transfer date, Salomon Smith Barney, your dealer representative or the transfer agent may charge you a fee

                        For more information, contact your Salomon Smith Barney Financial
                        Consultant, dealer representative or the transfer agent or consult the SAI.

-16-

<PG$PCN>




EXCHANGING SHARES

Smith                  You should contact your Salomon Smith Barney Financial Consultant
Barney                 or dealer representative to exchange into other Smith Barney funds.
offers a               Be sure to read the prospectus of the Smith Barney fund you are
distinctive            exchanging into.  An exchange is a taxable transaction.
family of
funds                  -  You may exchange shares only for shares of the same class of
tailored to            another Smith Barney fund.  Not all Smith Barney funds offer all
help meet              classes.
the varying
needs of               -  Not all Smith Barney funds may be offered in your state of
both large             residence.  Contact your Salomon Smith Barney Financial Consultant,
and small              dealer representative or the transfer agent.
investors
                       -  You must meet the minimum investment amount for each fund.

                       -  If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers
                       (documents transferring ownership of certificates) before the exchange is effective.

                       -  The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

-----------------------------------------------------------------------------------------------
Waiver of              Your shares will not be subject to an initial sales charge at the time of
additional             the exchange.
sales
charges                Your deferred sales charge (if any) will continue to be measured from the date of your original purchase.  If the fund you exchange into has a higher deferred sales charge, you will be subject to that charge.  If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.

-----------------------------------------------------------------------------------------------
By                     If you do not have a brokerage account, you may be eligible to
telephone              exchange shares through the transfer agent.  You must complete an authorization form to authorize telephone transfers.  If eligible, you may make telephone exchanges on any day the New York Stock
                       Exchange is open.  Call the transfer agent at 1-800-451-2010 between
                       9:00 a.m. and 5:00 p.m. (Eastern time).  Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

                       You can make telephone exchanges only between accounts that have identical registrations.

-----------------------------------------------------------------------------------------------
By mail                If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the transfer agent at the address on the opposite page.



Georgia Portfolio                                                          -17-

<PG$PCN>




REDEEMING SHARES

Generally              Contact your Salomon Smith Barney Financial Consultant or
                       dealer representative to redeem shares of the fund.

                       If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                       If the shares are held by a fiduciary or corporation, other documents may be required.

                       Your redemption proceeds will be sent within three business days after your request is received in good order.  However, if you recently purchased your shares by check, your
                       redemption proceeds will not be sent to you until your
                       original check clears, which may take up to 15 days.

                       If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction.  In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.

----------------------------------------------------------------------------------------
By mail                For accounts held directly at the fund, send written requests to the transfer agent at the following address:

                          Smith Barney Georgia Portfolio
                          Smith Barney Muni Funds
                          (Specify class of shares)
                          c/o First Data Investor Services Group, Inc.
                          P.O. Box 5128
                          Westborough, Massachusetts 01581-5128

                       Your written request must provide the following:

                       -  Your account number

                       - The class of shares and the dollar amount or number of shares to be redeemed

                       - Signatures of each owner exactly as the account is registered



-18-

<PG$PCN>

By                     If you do not have a brokerage account, you may be eligible to
telephone              redeem shares in amounts up to $10,000 per day through the transfer agent.  You must complete an authorization form to authorize telephone redemptions.  If eligible, you may request redemptions by telephone on any day the New York Stock
                       Exchange is open.  Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time).  Requests
                       received after the close of regular trading on the Exchange are priced at the net asset value next determined.

                       Your redemption proceeds can be sent by check to your
                       address of record or by wire transfer to a bank account
                       designated on your authorization form.  You must submit a
                       new authorization form to change the bank account
                       designated to receive wire transfers and you may be asked to provide certain other documents.

----------------------------------------------------------------------------------------
Automatic              You can arrange for the automatic redemption of a portion of
cash                   your shares on a monthly or quarterly basis.  To qualify you
withdrawal             must own shares of the fund with a value of at least $10,000
plans                  and each automatic redemption must be at least $50.  If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1%
                       per month of the value of your shares subject to a deferred sales charge.

                       The following conditions apply:

                       -  Your shares must not be represented by certificates

                       -  All dividends and distributions must be reinvested

                       For more information, contact your Salomon Smith Barney Financial
                       Consultant or dealer representative or consult the SAI.



Georgia Portfolio                                                          -19-

<PG$PCN>

OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

            -  Name of the fund

            -  Account number

            -  Class of shares being bought, exchanged or redeemed

            - Dollar amount or number of shares being bought, exchanged or redeemed

            -  Signature of each owner exactly as the account is registered

The transfer agent will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide a personal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

SIGNATURE GUARANTEES To be in good order, your redemption request must include a signature guarantee if you:

-  Are redeeming over $10,000 of shares

-  Are sending signed share certificates or stock powers to the transfer agent

- Instruct the transfer agent to mail the check to an address different from the one on your account

-  Changed your account registration

-  Want the check paid to someone other than the account owner(s)

- Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.



-20-

<PG$PCN>

The fund has the right to:

-  Suspend the offering of shares

-  Waive or change minimum and additional investment amounts

-  Reject any purchase or exchange order

-  Change, revoke or suspend the exchange privilege

-  Suspend telephone transactions

- Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission

- Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

SMALL ACCOUNT BALANCES If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

EXCESSIVE EXCHANGE TRANSACTIONS The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

SHARE CERTIFICATES The fund does not issue share certificates unless a written request signed by all registered owners is made to the transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.



Georgia Portfolio                                                          -21-

<PG$PCN>


DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS The fund pays dividends each month from its net investment income. The fund generally makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from income. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

TAXES In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.


-------------------------------------------------------------------------------------------------------------
TRANSACTION                       FEDERAL TAX STATUS                            GEORGIA TAX STATUS
Redemption or exchange            Usually capital gain or loss; long-           Usually capital gain or loss
of shares                         term only if shares owned more
                                  than one year

Long-term capital gain            Taxable gain                                  Taxable gain
distributions

Short-term capital gain           Ordinary income                               Ordinary income
distributions

Dividends                         Exempt if from interest on tax-               Exempt if from interest on
                                  exempt securities, otherwise                  Georgia municipal securities,
                                  ordinary income                               otherwise ordinary income
-------------------------------------------------------------------------------------------------------------

Any taxable dividends and capital gain distributions are taxable whether received in cash or reinvested in fund shares. Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a taxable dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.


-22-

<PG$PCN>

SHARE PRICE

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

Generally, the fund's investments are valued by an independent pricing service. If market quotations or a valuation from the pricing service is not readily available for a security or if a security's value has been materially affected by events occurring after the close of the Exchange or market on which the security is principally traded, that security may be valued by another method that the fund's board believes accurately reflects fair value. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities. A security's valuation may differ depending on the method used for determining value.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer representative before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.


FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the performance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with the fund's financial statements, is included in the annual report (available upon request).



Georgia Portfolio                                                          -23-

<PG$PCN>


FOR A CLASS A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED MARCH 31:

----------------------------------------------------------------------------------------------------------

                                      1999         1998          1997           1996         1995(1)
----------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of year                                   $12.48        $12.50          $12.10       $12.00
----------------------------------------------------------------------------------------------------------

Income (loss) from
operations:
  Net investment
  income(4)                                             0.67          0.69            0.70         0.62

  Net realized and
  unrealized gain (loss)                                1.03          0.04            0.45         0.10#
----------------------------------------------------------------------------------------------------------


Total income (loss) from operations                     1.70          0.73            1.15         0.72
----------------------------------------------------------------------------------------------------------

Less distributions from:
  Net investment
    income                                             (0.67)        (0.67)          (0.70)       (0.62)
  Net realized gains                                   (0.08)        (0.08)          (0.05)          --
----------------------------------------------------------------------------------------------------------

Total distributions                                    (0.75)        (0.75)          (0.75)       (0.62)
----------------------------------------------------------------------------------------------------------

Net asset value, end of year                          $13.43        $12.48          $12.50       $12.10
----------------------------------------------------------------------------------------------------------

Total return(1)                                        13.85%         5.95%           9.67%        6.29%++
----------------------------------------------------------------------------------------------------------

Net assets, end of
  year (millions)                                        $21           $14             $10           $9
----------------------------------------------------------------------------------------------------------

Ratios to average
net assets:
  Expenses(2)(3)                                        0.50%         0.48%           0.38%        0.28%+
  Net investment
  income (loss)                                         5.10          5.49            5.57         5.43+
----------------------------------------------------------------------------------------------------------

Portfolio turnover rate                                   36%           81%             63%          34%
----------------------------------------------------------------------------------------------------------

(1)   For the period from April 4, 1994 (inception date) to March 31, 1995.

(2) The manager has waived all or a portion of its fees for the years ended march 31, 1998, 1997 and 1996 and the period ended March 31, 1995. In addition, the manager reimbursed expenses of $56,755 and $42,317 for the year ended March 31, 1996 and the period ended March 31, 1995, respectively. If such fees were not waived and expenses not reimbursed, the effect on net investment income and expense ratios would have been as follows:


-24-

<PG$PCN>


------------- ---------------------------------------------- -----------------------------------------------
                                                               Expense Ratios Without Fee Waivers and/or
                Net Investment Income Per Share Decreases               Expense Reimbursements#
------------- ---------------------------------------------- -----------------------------------------------

                 1998      1997       1996       1995           1998         1997       1996       1995
------------- --------- ---------- ---------- -------------- ------------ ---------- ---------- ------------
Class A         $0.04     $0.04      $0.11      $0.12          0.83%        0.90%      1.23%      1.20%++
------------- --------- ---------- ---------- -------------- ------------ ---------- ---------- ------------

(3) As a result of voluntary expense limitations, expense ratios would not exceed 0.80% for Class A shares.

* Includes the net per share effect of shareholder sales and redemptions activity during the period, most of which occurred at a net asset value less than the net asset value at the beginning of the period.

& Total returns do not reflect sales loads or contingent deferred sales charges.

+ Total return is not annualized, as it may not be representative of the total return for the year.

++    Annualized.



Georgia Portfolio                                                          -25-

<PG$PCN>


FOR A CLASS B SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
ENDED MARCH 31:


------------------------------- --------------- --------------- --------------- ------------- -------------------

                                     1999            1998            1997           1996         1995(1)(2)
------------------------------- --------------- --------------- --------------- ------------- -------------------
Net asset value, beginning                              $12.47          $12.50        $12.11            $12.27
------------------------------- --------------- --------------- --------------- ------------- -------------------

Income (loss) from operations:
   Net investment income
   (loss)(4)                                              0.61            0.62          0.64              0.49
   Net realized and
   unrealized gain (loss)                                 1.03            0.04          0.45             (0.16)#
------------------------------- --------------- --------------- --------------- ------------- -------------------

Total income (loss) from
operations                                                1.64            0.66          1.09              0.33
------------------------------- --------------- --------------- --------------- ------------- -------------------

Less distributions from:
  Net investment income                                  (0.60)          (0.61)        (0.65)            (0.49)
  Net realized gains                                     (0.08)          (0.08)        (0.05)               --
------------------------------- --------------- --------------- --------------- ------------- -------------------

Total distributions                                      (0.68)          (0.69)        (0.70)            (0.49)
------------------------------- --------------- --------------- --------------- ------------- -------------------

Net asset value, end of                                 $13.43          $12.47        $12.50            $12.11
------------------------------- --------------- --------------- --------------- ------------- -------------------

Total return                                             13.39%           5.33%         9.08%             2.88%+
------------------------------- --------------- --------------- --------------- ------------- -------------------


Net assets, end of year                                    $11              $7            $5                $3
------------------------------- --------------- --------------- --------------- ------------- -------------------

Ratios to average
  net assets:
    Expenses(4)#
    Net investment income                                 1.02%           1.00%         0.92%             0.85%++
    (loss)                                                4.58            4.97          5.20              5.37++
------------------------------- --------------- --------------- --------------- ------------- -------------------

Portfolio turnover rate                                     36%             81%           63%               34%
------------------------------- --------------- --------------- --------------- ------------- -------------------

(1) On November 7, 1994, the former Class E shares were renamed Class B shares.

(2)   For the period from June 15, 1994 (inception date) to March 31, 1995.

(3) The manager has waived all or a portion of its fees for the years ended march 31, 1998, 1997 and 1996 and the period ended March 31, 1995. In addition, the manager reimbursed expenses of $56,755 and $42,317 for the year ended March 31, 1996 and the period ended March 31, 1995, respectively. If such fees were not waived and expenses not reimbursed, the effect on net investment income and expense ratios would have been as follows:



-26-

<PG$PCN>

------------- ----------------------------------------------- ----------------------------------------------
                                                                             Expense Ratios
                          Net Investment Income                        Without Fee Waivers and/or
                           Per Share Decreases                           Expense Reimbursements#
------------- ----------------------------------------------- ----------------------------------------------
               1998        1997      1996        1995          1998        1997       1996       1995
------------- ----------- --------- ----------- ------------- ----------- ---------- ---------- ------------
Class B       0.04         0.05      0.10        0.11         1.35        1.42       1.77       1.82++
------------- ----------- --------- ----------- ------------- ----------- ---------- ---------- ------------

(4) As a result of voluntary expense limitations, expense ratios would not exceed 1.30% for Class B shares.

* Includes the net per share effect of shareholder sales and redemptions activity during the period, most of which occurred at a net asset value less than the net asset value at the beginning of the period.

& Total returns do not reflect sales loads or contingent deferred sales charges.

+ Total return is not annualized, as it may not be representative of the total return for the year.

++    Annualized.



Georgia Portfolio                                                          -27-

<PG$PCN>

FOR A CLASS L SHARE(1) OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED MARCH 31:

-----------------------------------------     --------     ---------     -------     ---------     ------------
                                               1999          1998         1997       1996(1)        1995(2)
-----------------------------------------     --------     ---------     -------     ---------     ------------
Net asset value, beginning of  year                          $12.46      $12.49        $12.09         $12.06
-----------------------------------------     --------     ---------     -------     ---------     ------------

Income (loss) from operations:
    Net investment income (loss)(4)
    Net realized and unrealized gain                           0.60        0.62          0.63           0.55
    (loss)                                                     1.02        0.03          0.46           0.04#
-----------------------------------------     --------     ---------     -------     ---------     ------------

Total income (loss) from operations                            1.62        0.65          1.09           0.59
-----------------------------------------     --------     ---------     -------     ---------     ------------

Less distributions from:
    Net investment                                            (0.59)      (0.60)        (0.64)         (0.56)
    income
    Net realized gains                                        (0.08)      (0.08)        (0.05)            --
-----------------------------------------     --------     ---------     -------     ---------     ------------

Total distributions                                           (0.67)      (0.68)        (0.69)         (0.56)
-----------------------------------------     --------     ---------     -------     ---------     ------------

Net assets value, end of year                                $13.41      $12.46        $12.49         $12.09
-----------------------------------------     --------     ---------     -------     ---------     ------------

Total return(3)                                               13.23%       5.28%         9.12%          5.11%+
-----------------------------------------     --------     ---------     -------     ---------     ------------

Net assets, end of year (millions)                               $5          $3            $3             $1
-----------------------------------------     --------     ---------     -------     ---------     ------------

Ratios to average net assets:
    Expenses(4)(#)                                             1.06%       1.04%         0.97%          0.90%++
    Net investment income
    (loss)                                                     4.54        4.93          5.18           5.22++
-----------------------------------------     --------     ---------     -------     ---------     ------------

Portfolio turnover rate                                          36%         81%           63%            34%
-----------------------------------------     --------     ---------     -------     ---------     ------------

(1) On November 7, 1994, the former Class B shares were renamed Class C shares. On June 12, 1998, the Class C shares were renamed Class L shares.

(2)   For the period from April 14, 1994 (inception date) to March 31,1995.

(3) The manager has waived all or a portion of its fees for the years ended March 31, 1998, 1997 and 1996 and the period ended March 31, 1995. In addition, the manager reimbursed expenses of $56,755 and $42,317 for the year ended March 31,1996 and the period ended March 31, 1995, respectively. If such fees were not waived and expenses not reimbursed, the effect on net investment income and expense ratios would have been as follows:

-------------- ----------------------------------------------- ---------------------------------------------
                                                                              Expense Ratios
                           Net Investment Income                        Without Fee Waivers and/or
                            Per Share Decreases                          Expense Reimbursements#
-------------- ----------------------------------------------- ---------------------------------------------
                1998       1997       1996       1995           1998        1997       1996        1995
-------------- ---------- ---------- ---------- -------------- ----------- ---------- ----------- ----------
Class L        $0.04      $0.05      $0.10      $0.12          1.39%       1.46%      1.82%       1.85%++
-------------- ---------- ---------- ---------- -------------- ----------- ---------- ----------- ----------

(4) As a result of voluntary expense limitations, expense ratios would not exceed 1.35% for Class C shares.

* Includes the net per share effect of shareholder sales and redemptions activity during the period, most of which occurred at a net asset value less than the net asset value at the beginning of the period.

+ Total return is not annualized, as it may not be representative of the total return for the year.

++    Annualized.



-28-

<PG$PCN>



FOR A CLASS Y SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED MARCH 31:


------------------------------------------ ----------- ------------ -------------- ------------ ---------------
                                                                                                     1999
------------------------------------------ ----------- ------------ -------------- ------------ ---------------

NET ASSET VALUE, BEGINNING OF YEAR
------------------------------------------ ----------- ------------ -------------- ------------ ---------------
Income (loss) from operations:
   Net investment income
   Net realized and unrealized
     gain (loss)
------------------------------------------ ----------- ------------ -------------- ------------ ---------------

Total income (loss) from
   operations
------------------------------------------ ----------- ------------ -------------- ------------ ---------------

Less distributions from:
   Net investment income
   Net realized gains
------------------------------------------ ----------- ------------ -------------- ------------ ---------------

Total distributions
------------------------------------------ ----------- ------------ -------------- ------------ ---------------

Net asset value, end of year
------------------------------------------ ----------- ------------ -------------- ------------ ---------------

Total return
------------------------------------------ ----------- ------------ -------------- ------------ ---------------

Net assets, end of year (000)'s
------------------------------------------ ----------- ------------ -------------- ------------ ---------------

Ratio to average net assets:
   Expenses
   Net investment income (loss)
------------------------------------------ ----------- ------------ -------------- ------------ ---------------

Portfolio turnover rate
------------------------------------------ ----------- ------------ -------------- ------------ ---------------


(1)   From the period of [date] (inception date) to March 31, 1999.

(2)   Annualized.



Georgia Portfolio                                                          -29-

<PG$PCN>
SALOMON SMITH BARNEY(SM)
A MEMBER OF CITIGROUP [SYMBOL]

GEORGIA PORTFOLIO
-- an investment portfolio of Smith Barney Muni Funds

SHAREHOLDER REPORTS Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

STATEMENT OF ADDITIONAL INFORMATION The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

VISIT OUR WEB SITE. Our web site is located at www.smithbarney.com

You can also review and copy the fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get copies of these materials for a duplicating fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009. Information about the public reference room may be obtained by calling 1-800-SEC-0330. You can get the same information free from the Commission's Internet web site at http:www.sec.gov

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

(SM) Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file no. 811-04395)
[FD00000 7/99]



<PG$PCN>

[Logo]

Smith Barney Mutual Funds

Investing for your future.

Every day.






Prospectus          Smith Barney
                    Mutual Funds
----------------------------------------------------------


July 29, 1999    New York Portfolio

                    Class A, B, L and Y Shares

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

--------------------------------------------------------------------------------
Contents
--------------------------------------------------------------------------------

                                Investment, risks and performance.......  4

                                More on the fund's investments..........  9

                                Management.............................. 10

                                Choosing a class of shares to buy....... 11

                                Comparing the fund's classes............ 12

                                Sales charge............................ 13

                                More about deferred sales charges....... 16

                                Buying shares........................... 17

                                Exchanging shares....................... 18

                                Redeeming shares........................ 19

                                Other things to know about
                                    share transactions.................. 21

                                Dividends, distributions and taxes...... 23

                                Share price............................. 24

                                Financial highlights.................... 24

You should know:

An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

--------------------------------------------------------------------------------
Investment, risks and performance
--------------------------------------------------------------------------------

Principal investment strategies

Investment objective The fund seeks as high a level of income exempt from federal income taxes and New York state and New York City personal income taxes as is consistent with prudent investing.

Key investments The fund invests primarily in intermediate-term and long-term New York municipal securities. These include securities issued by the State of New York and certain other municipal issuers, political subdivisions, agencies and public authorities that pay interest which is exempt from New York State and New York City personal income taxes. Intermediate-term and long-term municipal securities have remaining maturities at the time of purchase from three to more than thirty years. The fund invests exclusively in municipal securities that are rated investment grade at the time of purchase or are of equivalent quality if unrated. At least two-thirds of the municipal securities must be rated, at the time of purchase, within the three highest investment grade rating categories by a nationally recognized rating organization.

Selection process The manager selects securities primarily by identifying undervalued sectors and individual securities, while also selecting securities it believes will benefit from changes in market conditions. In selecting individual securities, the manager:

 . Uses fundamental credit analysis to estimate the relative value and attractiveness of various securities and sectors and to exploit opportunities in the municipal bond market

 . May trade between general obligation and revenue bonds and among various revenue bond sectors, such as housing, hospital and industrial development, based on their apparent relative values

 . Identifies individual securities with the most potential for added value, such as those involving unusual situations, new issuers, the potential for credit upgrades, unique structural characteristics or innovative features

 . Considers the yield available for securities with different maturities and a security's maturity in light of the outlook for the issuer and its sector and interest rates

--------------------------------------------------------------------------------
Risks, performance and expenses
--------------------------------------------------------------------------------

Principal risks of investing in the fund
Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

 . Interest rates rise, causing the value of the fund's portfolio to decline
 . The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or the security's credit rating is downgraded
 . New York municipal securities fall out of favor with investors. The fund will suffer more than a national municipal fund from adverse events affecting New York municipal issuers
 . Unfavorable legislation affects the tax-exempt status of municipal bonds
 . The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect

It is possible that some of the fund's income distributions may be, and distributions of the fund's gains generally will be, subject to federal, New York State and New York City taxation. The fund may realize taxable gains on the sale of its securities or on transactions in futures contracts. Some of the fund's income may be subject to the federal alternative minimum tax. In addition, distributions of the fund's income and gains will be taxable to investors in states other than New York.

The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund. To the extent the fund concentrates its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers.

Who may want to invest  The fund may be an appropriate investment if you:

 . Are a New York taxpayer in a high federal tax bracket seeking income exempt from New York and federal taxation
 . Currently have exposure to other asset classes and are seeking to broaden your investment portfolio
 . Are willing to accept the risks of municipal securities, including the risks of concentrating in a single state

Risk return bar chart

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future.

The bar chart shows the performance of the fund's Class A shares for each of the past 10 calendar years. Class B, L and Y shares would have different performance because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.


                                  [BAR GRAPH]

 1990    1991     1992      1993     1994     1995      1996     1997     1998

 5%       5%       5%        5%       5%       5%        5%       5%       5%

Quarterly returns:  Highest:  xx% in ___ quarter 199X;  Lowest:   xx% in ___
quarter 199X
                       Year to date: xx% through 6/30/99

Risk return table

This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown with that of the Lehman Brothers Municipal Bond Index (the "Lehman Index"), a broad-based unmanaged index of municipal bonds and the Lipper New York Municipal Fund Average (the "Lipper Average"), an average composed of the fund's peer group of mutual funds. This table assumes imposition of the maximum sales charge applicable to the class, redemption of shares at the end of the period, and reinvestment of distributions and dividends.

------------------------------------------------
 Average Annual Total Returns -- Calendar Years
------------------------------------------------

     Class         1 year    5 years   10 years   Since inception  Inception date
---------------------------------------------------------------------------------
      A                                                                 1/16/87
---------------------------------------------------------------------------------
      B                                n/a                             11/11/94
---------------------------------------------------------------------------------
      L            n/a                 n/a                              1/8/93
---------------------------------------------------------------------------------
      Y                                n/a                            [xx/xx/xx]
---------------------------------------------------------------------------------
Lehman Index                                                              *
---------------------------------------------------------------------------------
Lipper                                                                    *
 Average

*Index comparison begins on April 30, 1998.

Fees table
This table sets forth the fees and expenses you will pay if you invest in fund shares.

--------------------------------------------------------------------------------
Shareholder fees
--------------------------------------------------------------------------------

(fees paid directly from your investment)                  Class A   Class B   Class L   Class Y
Maximum sales charge (load) (as a % of offering price)      4.00%     None      1.00%     None

Maximum deferred sales charge (load) (as a % of the         None*     4.50%     1.00%     None
 lower of net asset value at purchase or redemption)

Annual fund operating expenses
(expenses deducted from fund assets)

Management fee                                              0.50%     0.50%     0.50%     0.50%

Distribution and service (12b-1) fees                       0.15%     0.65%     0.70%     None

Other expenses                                              -----     -----     -----     -----

Total annual fund operating expenses                        =====     =====     =====     =====

 *You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:
 .  You invest $10,000 in the fund for the period shown
 .  Your investment has a 5% return each year
 .  You reinvest all distributions and dividends without a sales charge
 .  The fund's operating expenses remain the same

--------------------------------------------------------------------------------
  Number of years you own your shares
--------------------------------------------------------------------------------

                                         1 year  3 years  5 years  10 years
Class A (with or without redemption)     $       $        $        $

Class B (redemption at end of period)    $       $        $        $

Class B (no redemption)                  $       $        $        $

Class L (redemption at end of period)    $       $        $        $

Class L (no redemption)                  $       $        $        $

Class Y (with or without redemption)     $       $        $        $

--------------------------------------------------------------------------------
More on the fund's investments
--------------------------------------------------------------------------------

New York municipal securities New York municipal securities include debt obligations issued by certain non-New York governmental issuers such as Puerto Rico, the Virgin Islands and Guam. The interest on these bonds is exempt from federal income tax and New York personal income tax. As a result, the interest rate on these bonds normally is lower than it would be if the bonds were subject to taxation. The New York municipal securities in which the fund invests include general obligation bonds, revenue bonds and municipal leases. These securities may pay interest at fixed, variable or floating rates. The fund may also hold zero coupon securities which pay no interest during the life of the obligation but trade at prices below their stated maturity value.

Other debt securities The fund may invest up to 35% of its assets in municipal securities of non-New York issuers. These will generally be exempt from federal, but not New York, income taxes. The fund may also invest up to 20% of its assets in debt securities which are issued or guaranteed by the full faith and credit of the U.S. government. These securities will generally be subject to federal and state taxation.

Derivative contracts The fund may, but need not, use derivative contracts, such as financial futures and options on financial futures, for any of the following purposes:

 . To hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates
 . As a substitute for buying or selling securities

A futures contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities. Even a small investment in futures can have a big impact on a fund's interest rate exposure. Therefore, using futures can disproportionately increase losses and reduce opportunities for gains when interest rates are changing. The fund may not fully benefit from or may lose money on futures if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain futures present the same types of default risk as issuers of fixed income securities. Futures can also make a fund less liquid and harder to value, especially in declining markets.

Defensive investing The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

--------------------------------------------------------------------------------
Management
--------------------------------------------------------------------------------

Manager The fund's investment adviser is SSBC Fund Management Inc., an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.

Joseph P. Deane, investment officer of SSBC Fund Management Inc. and managing director of Salomon Smith Barney, has been responsible for the day-to-day management of the fund's portfolio since February 1999. Mr. Deane has 29 years of investment management experience.

Management fees During the fiscal year ended March 31, 1999, the manager received an advisory fee equal to 0.50% of the fund's average daily net assets.

Distributor The fund has entered into an agreement with CFBDS, Inc. to distribute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker-dealers sells fund shares to the public.

Distribution plans The fund has adopted Rule 12b-1 distribution plans for its Class A, B and L shares. Under each plan, the fund pays distribution and service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

Year 2000 issue Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the fund. The cost of addressing the Year 2000 issue, if substantial, could adversely affect companies and governments that issue securities held by the fund. The manager and Salomon Smith Barney are addressing the Year 2000 issue for their systems. The fund has been informed by other service providers that they are taking similar measures. Although the fund does not expect the Year 2000 issue to adversely affect it, the fund cannot guarantee that the efforts of the fund, which are limited to requesting and receiving reports from its service providers, or the efforts of its service providers to correct the problem will be successful.

--------------------------------------------------------------------------------
Choosing a class of shares to buy
--------------------------------------------------------------------------------

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

 .    If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.

 .    For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.

 .    Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L shares do not, Class B shares may be more attractive to long-term investors.

You may buy shares from:

 .    A Salomon Smith Barney Financial Consultant

 .    An investment dealer in the selling group or a broker that clears through
     Salomon Smith Barney -- a dealer representative

 .    The fund, but only if you are investing through certain qualified plans or certain dealer representatives

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

----------------------------------------------------------------------------------------
                                                   Initial                    Additional
                                         Classes A, B, L    Class Y          All Classes
                                       ------------------------------        -----------
General                                           $1,000  $15 million          $50
----------------------------------------------------------------------------------------
Monthly Systematic Investment Plans               $   25      n/a              $25
----------------------------------------------------------------------------------------
Quarterly Systematic Investment Plans             $   50      n/a              $50
----------------------------------------------------------------------------------------
Uniform Gift to Minors Accounts                   $   50  $15 million          $50
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Comparing the fund's classes
--------------------------------------------------------------------------------

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. They may receive different compensation depending upon which class you choose.


                        Class A                Class B               Class L               Class Y
Key              .Initial sales charge   . No initial sales      . Initial sales       . No initial or
 features          .You may qualify            charge           charge is lower     deferred sales charge
                   for reduction or       . Deferred sales        than Class A         . Must invest at
                  waiver of initial       charge declines       . Deferred sales            least
                     sales charge            over time         charge for only 1         $15 million
                    . Lower annual          . Converts to             year              . Lower annual
                 expenses than Class      Class A after 8          . Does not         expenses than the
                    B and Class L              years               convert to           other classes
                                           . Higher annual          Class A
                                           expenses than         . Higher annual
                                              Class A            expenses than
                                                                    Class A
-------------------------------------------------------------------------------------------------------------
Initial sales    Up to 4.00%;           None                                 1.00%  None
 charge          reduced for large
                 purchases and
                 waived for certain
                 investors.  No
                 charge for
                 purchases of
                 $500,000 or more
-------------------------------------------------------------------------------------------------------------
Deferred          1% on purchases of    Up to 4.50%            1% if you redeem     None
 sales charge    $500,000 or more if    charged when you       within 1 year of
                  you redeem within     redeem shares.         purchase
                  1 year of purchase    The charge is
                                        reduced over time
                                        and there is no
                                        deferred sales
                                        charge after 6 years

--------------------------------------------------------------------------------------------------------------
Annual           0.15% of average       0.65% of average       0.70% of average     None
 distribution    daily net assets       daily net assets       daily net assets
 and service
 fees
---------------------------------------------------------------------------------------------------------------
Exchange         Class A shares of      Class B shares of      Class L shares of    Class Y shares of
 privilege       most Smith Barney      most Smith Barney      most Smith           most Smith Barney
                 funds                  funds                  Barney funds         funds
---------------------------------------------------------------------------------------------------------------

*Ask your Salomon Smith Barney Financial Consultant or dealer representative or visit the web site for the Smith Barney funds available for exchange.

--------------------------------------------------------------------------------
Sales charge:
--------------------------------------------------------------------------------

Class A shares

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

-----------------------------------------------------------
                                     Sales Charge as a % of

                                    Offering     Net amount
       Amount of purchase           price (%)   invested (%)
-----------------------------------------------------------
Less than $25,000                       4.00           4.17
-----------------------------------------------------------
$25,000 but less than $50,000           3.50           3.63
$50,000 but less than $100,000          3.00           3.09
-----------------------------------------------------------
$100,000 but less than $250,000         2.50           2.56
$250,000 but less than $500,000         1.50           1.52
-----------------------------------------------------------
$500,000 or more                         -0-            -0-
-----------------------------------------------------------

Investments of $500,000 or more You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

 .    Accumulation privilege - lets you combine the current value of Class A shares owned

           .  by you, or
           .  by members of your immediate family,

and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

 . Letter of intent - lets you purchase Class A shares of the fund and other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

 .  Employees of members of the NASD

 . Clients of newly employed Salomon Smith Barney Financial Consultants, if certain conditions are met

 . Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Salomon Smith Barney Financial Consultant or dealer representative is notified

If you want to learn about the additional waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the Statement of Additional Information ("SAI").

Class B shares

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of purchase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

-----------------------------------------------------------------
                                                           6th
Year after purchase      1st    2nd   3rd   4th   5th    through
                                                           8th
-----------------------------------------------------------------
Deferred sales charge    4.5%    4%    3%    2%    1%       0%
-----------------------------------------------------------------

Class B conversion After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:


Shares issued:              Shares issued:                   Shares issued:
At initial                  On reinvestment of               Upon exchange from
purchase                    dividends and                    another Smith Barney
                            distributions                    fund
--------------------------------------------------------------------------------------
Eight years after the       In same proportion as the        On the date the shares
 date of purchase           number of Class B shares         originally acquired would
                            converting is to total Class B   have converted into Class A
                            shares you own                   shares
--------------------------------------------------------------------------------------

Class L shares

You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

Class Y shares

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 6-month period. To qualify, you must initially invest $5,000,000.

--------------------------------------------------------------------------------
More about deferred sales charges
--------------------------------------------------------------------------------

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

 .  Shares exchanged for shares of another Smith Barney fund
 .  Shares representing reinvested distributions and dividends
 .  Shares no longer subject to the deferred sales charge

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.

Deferred sales charge waivers

The deferred sales charge for each share class will generally be waived:

 .  On payments made through certain systematic withdrawal plans
 .  For involuntary redemptions of small account balances
 .  For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------

Through a       You should contact your Salomon Smith Barney Financial Consultant
Salomon         or dealer representative to open a brokerage account and make
Smith           arrangements to buy shares.
Barney
Financial       If you do not provide the following information, your order will be
representa-     rejected:
tive
                .  Class of shares being bought
                .  Dollar amount or number of shares being bought

                You should pay for your shares through your brokerage account no later than the third business day after you place your order.
                Salomon Smith Barney or your dealer representative may charge an annual account maintenance fee.
---------------------------------------------------------------------------------------------
Through the     Certain investors who are clients of the selling group are eligible to
fund's          buy shares directly from the fund.
transfer
agent           .  Write the transfer agent at the following address:

                  Smith Barney New York Portfolio
                  Smith Barney Muni Funds
                  (Specify class of shares)
                  c/o First Data Investor Services Group, Inc.
                  P.O. Box 5128
                  Westborough, Massachusetts 01581-5128

                . Enclose a check to pay for the shares. For initial purchases, complete and send an account application.

                .  For more information, call the transfer agent at
                   1-800-451-2010.
---------------------------------------------------------------------------------------------

Through a       You may authorize Salomon Smith Barney, your dealer
systematic      representative or the transfer agent to transfer funds automatically
investment      from a regular bank account, cash held in a Salomon Smith Barney
plan            brokerage account or Smith Barney money market fund to buy shares on a regular basis.

                .   Amounts transferred should be at least:  $25 monthly or $50 quarterly

                . If you do not have sufficient funds in your account on a transfer date, Salomon Smith Barney, your dealer representative or the transfer agent may charge you a fee

                For more information, contact your Salomon Smith Barney
                Financial Consultant, dealer representative or the transfer agent or consult the SAI.


Exchanging shares


Smith            You should contact your Salomon Smith Barney Financial Consultant
Barney           or dealer representative to exchange into other Smith Barney funds.
offers a         Be sure to read the prospectus of the Smith Barney fund you are
distinctive      exchanging into.  An exchange is a taxable transaction.
family of
funds            .  You may exchange shares only for shares of the same class of
tailored to      another Smith Barney fund.  Not all Smith Barney funds offer all
help meet        classes.
the varying
needs of         .  Not all Smith Barney funds may be offered in your state of
both large       residence.  Contact your Salomon Smith Barney Financial Consultant,
and small        dealer representative or the transfer agent.
investors
                 .  You must meet the minimum investment amount for each fund.

                 . If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.

                  .  The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.
-------------------------------------------------------------------------------------------

Waiver of        Your shares will not be subject to an initial sales charge at the time
additional       of the exchange.
sales
charges
                 Your deferred sales charge (if any) will continue to be measured from the date of your original purchase.  If the fund you exchange into has a higher deferred sales charge, you will be subject to that charge.  If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.
-------------------------------------------------------------------------------------------

By               If you do not have a brokerage account, you may be eligible to
 telephone       exchange shares through the transfer agent.  You must complete an authorization form to authorize telephone transfers.  If eligible, you may make telephone exchanges on any day the New York Stock
                 Exchange is open.  Call the transfer agent at 1-800-451-2010 between
                 9:00 a.m. and 5:00 p.m. (Eastern time).  Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

                 You can make telephone exchanges only between accounts that have identical registrations.
-------------------------------------------------------------------------------------------

By mail          If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the transfer agent at the address on the opposite page.


--------------------------------------------------------------------------------
Redeeming shares
--------------------------------------------------------------------------------
Generally      Contact your Salomon Smith Barney Financial Consultant or
               dealer representative to redeem shares of the fund.

               If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

               If the shares are held by a fiduciary or corporation, other documents may be required.

               Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

               If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
-------------------------------------------------------------------------------

By mail For accounts held directly at the fund, send written requests to the transfer agent at the following address:

                      Smith Barney New York Portfolio
                      Smith Barney Muni Funds
                      (Specify class of shares)
                      c/o First Data Investor Services Group, Inc.
                      P.O. Box 5128
                      Westborough, Massachusetts 01581-5128

               Your written request must provide the following:

               .  Your account number

               . The class of shares and the dollar amount or number of shares to be redeemed

               .  Signatures of each owner exactly as the account is
                registered

By              If you do not have a brokerage account, you may be eligible to
 telephone      redeem shares in amounts up to $10,000 per day through the transfer agent. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the New York Stock
                Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

                Your redemption proceeds can be sent by check to your
                address of record or by wire transfer to a bank account designated on your authorization form. You must submit a new authorization form to change the bank account
                designated to receive wire transfers and you may be asked to provide certain other documents.
-------------------------------------------------------------------------------
Automatic      You can arrange for the automatic redemption of a portion of
 cash          your shares on a monthly or quarterly basis.  To qualify you
 withdrawal    must own shares of the fund with a value of at least $10,000
 plans         and each automatic redemption must be at least $50.  If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1% per month of the value of your shares subject to a deferred sales charge.

               The following conditions apply:

               .  Your shares must not be represented by certificates

               .  All dividends and distributions must be reinvested

               For more information, contact your Salomon Smith Barney
               Financial Consultant or dealer representative or consult the SAI.

--------------------------------------------------------------------------------
Other things to know about share transactions
--------------------------------------------------------------------------------

 When you buy, exchange or redeem shares, your request must be in good order. request will not be processed:

        .  Name of the fund
        .  Account number
        .  Class of shares being bought, exchanged or redeemed
        . Dollar amount or number of shares being bought, exchanged or redeemed
        .  Signature of each owner exactly as the account is registered

The transfer agent will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide a personal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

 .  Are redeeming over $10,000 of shares

 .  Are sending signed share certificates or stock powers to the transfer agent

 . Instruct the transfer agent to mail the check to an address different from the one on your account

 .  Changed your account registration

 .  Want the check paid to someone other than the account owner(s)

 . Are transferring the redemption proceeds to an account with a different registration

 You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

 The fund has the right to:

 .  Suspend the offering of shares

 .  Waive or change minimum and additional investment amounts

 .  Reject any purchase or exchange order

 .  Change, revoke or suspend the exchange privilege

 .  Suspend telephone transactions

 . Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission

 . Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

Small account balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

--------------------------------------------------------------------------------
Dividends, distributions and taxes
--------------------------------------------------------------------------------

Dividends The fund pays dividends each month from its net investment income. The fund generally makes capital gain distributions and pays dividends, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from income. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.


       Transaction                 Federal tax status                New York tax status
Redemption or exchange        Usually capital gain or loss;      Usually capital gain or loss
 of shares                    long-term only if shares
                              owned more than one year
----------------------------------------------------------------------------------------------
Long-term capital gain        Taxable gain                       Taxable gain
distributions
----------------------------------------------------------------------------------------------
Short-term capital gain       Ordinary income                    Ordinary income
distributions
----------------------------------------------------------------------------------------------
Dividends                     Exempt if from interest on tax-    Exempt if from interest on
                              exempt securities, otherwise       New York municipal securities,
                                                                 ordinary income otherwise
                                                                 ordinary income
----------------------------------------------------------------------------------------------

Any taxable dividends and capital gain distributions are taxable whether received in cash or reinvested in fund shares. Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

--------------------------------------------------------------------------------
Share price
--------------------------------------------------------------------------------

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

Generally, the fund's investments are valued by an independent pricing service. If market quotations or a valuation from the pricing service is not readily available for a security or if a security's value has been materially affected by events occurring after the close of the Exchange or market on which the security is principally traded, that security may be valued by another method that the fund's board believes accurately reflects fair value. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities. A security's valuation may differ depending on the method used for determining value.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer representative before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

--------------------------------------------------------------------------------
Financial highlights
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the performance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with the fund's financial statements, is included in the annual report (available upon request).

--------------------------------------------------------------------------------
For a Class A share of capital stock outstanding throughout each year ended March 31:
--------------------------------------------------------------------------------


                                1999   1998     1997     1996       1995
---------------------------------------------------------------------------
Net asset value,
  beginning of year                   $13.16   $13.19   $12.83   $    12.83
---------------------------------------------------------------------------
Income (loss) from
operations:
  Net investment
  income (loss)                         0.72     0.74     0.75         0.76

  Net realized and
  unrealized gain (loss)                0.81    (0.03)    0.35    0.01/(2)/
---------------------------------------------------------------------------
Total income (loss) from
 operations                             1.53     0.71     1.10         0.77

---------------------------------------------------------------------------
Less distributions from:
  Net investment
    income                             (0.73)   (0.74)   (0.74)       (0.77)
  Net realized gains                   (0.05)      --       --           --
---------------------------------------------------------------------------
Total distributions                    (0.78)   (0.74)   (0.74)       (0.77)
---------------------------------------------------------------------------
Net asset value, end of year          $13.91   $13.16   $13.19   $    12.83
---------------------------------------------------------------------------
Total return/(3)/                      11.83%    5.48%    8.71%        6.32%
---------------------------------------------------------------------------
Net assets, end of
  year (000)'s                        $  554   $  531   $  558   $       83
---------------------------------------------------------------------------
Ratios to average
net assets:
  Expenses/(1)/                         0.71%    0.75%    0.72%        0.63%
  Net investment
  income (loss)                         5.28     5.58     5.84         6.00
---------------------------------------------------------------------------
Portfolio turnover rate                   71%      53%      36%          30%
---------------------------------------------------------------------------

 (1) As a result of voluntary expense limitations, the expense ratio will not exceed 0.85% for Class A shares.
 (2) Includes the net per share effect of shareholder sales and redemptions activity during the period, most of which occurred at a net asset value less than the net asset value at the beginning of the period.
 (3) Total returns do not reflect any sales loads or contingent deferred sales charges.

--------------------------------------------------------------------------------
For a Class B share of capital stock outstanding throughout each year ended March 31:
--------------------------------------------------------------------------------

                                       1999   1998     1997     1996     1995/(2)/
-----------------------------------------------------------------------------------
Net asset value, beginning of year           $13.15   $13.18   $12.84   $     11.96
-----------------------------------------------------------------------------------
Income (loss) from operations:
    Net investment income (loss)               0.65     0.67     0.67          0.31
    Net realized and unrealized
    gain (loss)                                0.80    (0.03)    0.35     0.86/(3)/
-----------------------------------------------------------------------------------
Total income (loss) from operations            1.45     0.64     1.02          1.17
-----------------------------------------------------------------------------------
Less distributions from:
  Net investment income                       (0.66)   (0.67)   (0.68)        (0.29)
  Net realized gains                          (0.05)      --       --            --
-----------------------------------------------------------------------------------
Total distributions                           (0.71)   (0.67)   (0.68)        (0.29)
-----------------------------------------------------------------------------------
Net asset value, end of year                 $13.89   $13.15   $13.18   $     12.84
-----------------------------------------------------------------------------------
Total return/(4)/                             11.19%    4.96%    8.05%   9.92%/(6)/
-----------------------------------------------------------------------------------
Net assets, end of year (000)'s              $  195   $  185   $  181   $         4
-----------------------------------------------------------------------------------
Ratios to average
  net assets:
    Expenses/(1)/                              1.23%    1.27%    1.25%   1.27%/(5)/
    Net investment income (loss)               4.76     5.06     5.45     5.76/(5)/
-----------------------------------------------------------------------------------
Portfolio turnover rate                          71%      53%      36%           30%
-----------------------------------------------------------------------------------

  (1) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.35% for Class B shares.
  (2)  For the period November 11, 1994 (inception date) to March 31, 1995.
  (3) Includes the net per share effect of shareholder sales and redemptions activity during the period, most of which occurred at a net asset value less than the net asset value at the beginning of the period.
  (4) Total returns do not reflect any sales loads or contingent deferred sales charges.
  (5)  Annualized.
  (6) Total return is not annualized, as it may not be representative of the total return for the year.

--------------------------------------------------------------------------------
For a Class L share/(1)/ of capital stock outstanding throughout each year ended February 28:
--------------------------------------------------------------------------------

                                               1999   1998     1997     1996       1995
                                                   ---------------------------------------
Net asset value, beginning of  year                  $13.14   $13.17   $12.83   $    12.82
------------------------------------------------------------------------------------------
Income (loss) from operations:
    Net investment income (loss)                       0.64     0.66     0.66         0.68
    Net realized and unrealized gain (loss)            0.80    (0.02)    0.36    0.01/(2)/
------------------------------------------------------------------------------------------
Total income (loss) from operations                    1.44     0.64     1.02         0.69
------------------------------------------------------------------------------------------
Less distributions from:
    Net investment                                    (0.65)   (0.67)   (0.68)       (0.68)
    income
    Net realized gains                                (0.05)      --       --           --
------------------------------------------------------------------------------------------
Total distributions                                   (0.70)   (0.67)   (0.68)       (0.68)
------------------------------------------------------------------------------------------
Net assets value, end of year                        $13.88   $13.14   $13.17   $    12.83
------------------------------------------------------------------------------------------
Total return/(3)/                                     11.13%    4.91%    8.07%        5.66%
------------------------------------------------------------------------------------------
Net assets, end of year (000)'s                      $   11   $   10   $    9   $        6
------------------------------------------------------------------------------------------
Ratios to average net assets:
    Expenses/(1)/                                      1.28%    1.32%    1.28%     1.28/%/
    Net investment income
    (loss)                                             4.71     5.01     5.02         5.38
------------------------------------------------------------------------------------------
Portfolio turnover rate                                  71%      53%      36%          30%
------------------------------------------------------------------------------------------

 (1) As a result of voluntary expense limitations, the expense ratio will not exceed 1.40% for Class C shares.
 (2) Includes the per share effect of shareholder sales and redemptions activity during the period, most of which occurred at net asset value less than the net asset value at the beginning of the period.
 (3) Total returns do not reflect any sales loads or contingent deferred sales charges.

--------------------------------------------------------------------------------
For a Class Y share of capital stock outstanding throughout each year ended March 31:
--------------------------------------------------------------------------------

                                                                        1999

--------------------------------------------------------------------------------

Net asset value, beginning of year
--------------------------------------------------------------------------------
Income (loss) from operations:
       Net investment income
    Net realized and unrealized
            gain (loss)
--------------------------------------------------------------------------------
Total income (loss) from
   operations
--------------------------------------------------------------------------------
Less distributions from:
   Net investment income
   Net realized gains
--------------------------------------------------------------------------------
Total distributions
--------------------------------------------------------------------------------
Net asset value, end of year
--------------------------------------------------------------------------------
Total return
--------------------------------------------------------------------------------
Net assets, end of year (000)'s
--------------------------------------------------------------------------------
Ratio to average net assets:
   Expenses
   Net investment income (loss)
--------------------------------------------------------------------------------
Portfolio turnover rate
--------------------------------------------------------------------------------

(1) From the period of [date] (inception date) to March 31, 1999.
(2) Annualized.

Salomon Smith Barney(SM)
a member of citigroup [Symbol]

New York Portfolio
-- an investment portfolio of Smith Barney Muni Funds

Shareholder reports Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at www.smithbarney.com

You can also review and copy the fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get copies of these materials for a duplicating fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009. Information about the public reference room may be obtained by calling 1-800-SEC-0330. You can get the same information free from the Commission's Internet web site at http:www.sec.gov

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

(SM) Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file no. 811-04395)
[FD00000 7/99]





[Logo]

Smith Barney Mutual
Funds

Investing for your
future.

Every day.

PROSPECTUS                          SMITH BARNEY
                                    MUTUAL FUNDS

--------------------------------------------------------------------------------



July 29, 1999         Pennsylvania Portfolio

                              Class A, B, L and Y Shares








The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.


<PG$PCN>






CONTENTS



                Investments, risks and performance.......................................4

                More on the fund's investments...........................................8

                Management...............................................................9

                Choosing a class of shares to buy.......................................10

                Comparing the fund's classes............................................11

                Sales charge............................................................12

                More about deferred sales charges.......................................15

                Buying shares...........................................................16

                Exchanging shares.......................................................17

                Redeeming shares........................................................18

                Other things to know about
                  share transactions....................................................20

                Dividends, distributions and taxes......................................22

                Share price.............................................................23

                Financial highlights....................................................23

YOU SHOULD KNOW:

An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

PENNSYLVANIA PORTFOLIO                                                     -3-


<PG$PCN>




FUND GOAL AND MAIN STRATEGIES

PRINCIPAL INVESTMENT STRATEGIES

INVESTMENT OBJECTIVE The fund seeks as high a level of income exempt from federal income taxes and from personal income taxes of the Commonwealth of Pennsylvania as is consistent with prudent investing.

KEY INVESTMENTS The fund invests primarily in intermediate-term and long-term Pennsylvania municipal securities. These include securities issued by the Commonwealth of Pennsylvania and certain other municipal issuers, political subdivisions, agencies and public authorities that pay interest which is exempt from Pennsylvania state personal income taxes. Intermediate-term and long-term municipal securities have remaining maturities at the time of purchase from five to more than thirty years. The fund invests exclusively in municipal securities that are rated investment grade at the time of purchase or are of comparable quality if unrated. At least two-thirds of the municipal securities must be rated, at the time of purchase, within the three highest investment grade rating categories by a nationally recognized rating organization.

SELECTION PROCESS The manager selects securities primarily by identifying undervalued sectors and individual securities, while also selecting securities it believes will benefit from changes in market conditions. In selecting individual securities, the manager:

- Uses fundamental credit analysis to estimate the relative value and attractiveness of various securities and sectors and to exploit opportunities in the municipal bond market

- May trade between general obligation and revenue bonds and among various revenue bond sectors, such as housing, hospital and industrial development, based on their apparent relative values and their impact on the level of dividends generated by the overall portfolio

- Identifies individual securities with the most potential for added value, such as those involving unusual situations, new issuers, the potential for credit upgrades, unique structural characteristics or innovative features

- Considers the yield available for securities with different maturities and a security's maturity in light of the outlook for the issuer and its sector and interest rates


-4-


<PG$PCN>




RISKS, PERFORMANCE AND EXPENSES

PRINCIPAL RISKS OF INVESTING IN THE FUND
Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

-     Interest rates rise, causing the value of the fund's portfolio to decline
- The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or the security's credit rating is downgraded
- Pennsylvania municipal securities fall out of favor with investors. The fund will suffer more than a national municipal fund from adverse events affecting Pennsylvania municipal issuers
-     Unfavorable legislation affects the tax-exempt status of municipal bonds
- The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect

It is possible that some of the fund's income distributions may be, and distributions of the fund's gains generally will be, subject to federal and Pennsylvania state taxation. The fund may realize taxable gains on the sale of its securities or on transactions in futures contracts. Some of the fund's income may be subject to the federal alternative minimum tax. In addition, distributions of the fund's income and gains will be taxable to investors in states other than Pennsylvania.

The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund. To the extent the fund concentrates its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers.

WHO MAY WANT TO INVEST The fund may be an appropriate investment if you:

- Are a Pennsylvania taxpayer in a high federal tax bracket seeking income exempt from Pennsylvania and federal taxation
- Currently have exposure to other asset classes and are seeking to broaden your investment portfolio
- Are willing to accept the risks of municipal securities, including the risks of concentrating in a single state


PENNSYLVANIA PORTFOLIO                                                      -5-


<PG$PCN>



RISK RETURN BAR CHART

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future.

The bar chart shows the performance of the fund's Class A shares for each of the past 4 full calendar years. Class B, L and Y shares would have different performance because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.


                          Total Return Class A Shares

                                     [GRAPH]



QUARTERLY RETURNS:  Highest:  xx% in ___ quarter 199X;  Lowest:   xx% in ___ quarter 199X
                        Year to date: xx% through 6/30/99

RISK RETURN TABLE
This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown with that of the Lehman Brothers Municipal Bond Index (the "Lehman Index"), a broad-based unmanaged index of municipal bonds, and the Lipper Pennsylvania Municipal Fund Average (the "Lipper Average"), an average composed of the fund's peer group of mutual funds. This table assumes imposition of the maximum sales charge applicable to the class, redemption of shares at the end of the period, and reinvestment of distributions and dividends.

AVERAGE ANNUAL TOTAL RETURNS -- Calendar Years Ended December 31, 1998

       Class             1 year         5 years         10 years            Since inception            Inception date
         A                                n/a                                                              4/4/94
         B                                n/a              n/a                                             6/20/94
         L                                n/a              n/a                                             4/5/94
         Y                                n/a              n/a                                           [xx/xx/xx]
Lehman Index                                                                                                  *

Lipper
Average                                                                                                       *

*Index comparison begins on April 30, 1998.

-6-


<PG$PCN>



FEES TABLE
This table sets forth the fees and expenses you will pay if you invest in fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)                             Class A        Class B        Class L         Class Y
Maximum sales charge (load) imposed on purchases (as                   4.00%          None           1.00%            None
a % of offering price)

Maximum deferred sales charge (load) (as a % of the                    None*          4.50%          1.00%            None
lower of net asset value at purchase or redemption)

ANNUAL FUND OPERATING EXPENSES

(expensed deducted from fund assets)

Management fee**                                                       0.45%          0.45%          0.45%           0.45%

Distribution and service (12b-1) fees                                  0.15%          0.65%          0.70%            None

Other expenses
                                                                       ----           ----            ----            ----
Total annual fund operating expenses
                                                                       ====           ====            ====            ====

*You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

**Because the manager has agreed to limit total annual fund operating expenses to 0.65% of the fund's average net assets, actual expenses were:

                                                                      Class A        Class B        Class L         Class Y
Management fee

Total annual fund operating expenses

The manager may change or eliminate these expense limits at any time. The manager may also seek reimbursement of waived management fees at a later date.

EXAMPLE
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

- You invest $10,000 in the fund for the period shown
- Your investment has a 5% return each year
- You reinvest all distributions and dividends without a sales charge
- The fund's operating expenses remain the same

NUMBER OF YEARS YOU OWN YOUR SHARES                    1 YEAR          3 YEARS         5 YEARS        10 YEARS
Class A (with or without redemption)                   $               $               $              $
Class B (redemption at end of period)                  $               $               $              $
Class B (no redemption)                                $               $               $              $
Class L (redemption at end of period)                  $               $               $              $
Class L (no redemption)                                $               $               $              $
Class Y (with or without redemption)                   $               $               $              $


PENNSYLVANIA PORTFOLIO                                                  -7-


<PG$PCN>




MORE ON THE FUND'S INVESTMENTS

PENNSYLVANIA MUNICIPAL SECURITIES Pennsylvania municipal securities include debt obligations issued by certain non-Pennsylvania governmental issuers such as Puerto Rico, the Virgin Islands and Guam. The interest on these bonds is exempt from federal income tax and Pennsylvania personal income tax. As a result, the interest rate on these bonds normally is lower than it would be if the bonds were subject to taxation. The Pennsylvania municipal securities in which the fund invests include general obligation bonds, revenue bonds and municipal leases. These securities may pay interest at fixed, variable or floating rates. The fund may also hold zero coupon securities which pay no interest during the life of the obligation but trade at prices below their stated maturity value.

OTHER DEBT SECURITIES The fund may invest up to 35% of its assets in municipal securities of non-Pennsylvania issuers. These will generally be exempt from federal, but not Pennsylvania income taxes. The fund may also invest up to 20% of its assets in debt securities which are issued or guaranteed by the full faith and credit of the U.S. government. These securities will generally be subject to federal and state taxation.

DERIVATIVE CONTRACTS The fund may, but need not, use derivative contracts, such as financial futures, for any of the following purposes:

- To hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates
-     As a substitute for buying or selling securities

A futures contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities. The other parties to certain futures present the same types of default risk as issuers of fixed income securities.

The fund may invest in inverse floating rate securities. These securities pay interest at a rate which moves in the opposite direction from movements in market interest rates. Even a small investment in futures or in certain inverse floaters with leverage features can have a big impact on a fund's interest rate exposure. Therefore, using futures or inverse floaters can disproportionately increase losses and reduce opportunities for gains when interest rates are changing. The fund may not fully benefit from or may lose money on futures of inverse floaters used for hedging purposes if changes in their value do not correspond accurately to changes in the value of the fund's holdings. Futures and inverse floaters can also make a fund less liquid and harder to value, especially in declining markets.

DEFENSIVE INVESTING The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

-8-


<PG$PCN>




MANAGEMENT

MANAGER The fund's investment adviser (the manager) is SSBC Fund Management Inc., an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.

Peter M. Coffey, investment officer of SSBC Fund Management Inc. and managing director of Salomon Smith Barney, has been responsible for the day-to-day management of the fund's portfolio since the fund commenced operations in April 1994. Mr. Coffey has 30 years of experience with the manager or its predecessor.

MANAGEMENT FEES During the fiscal year ended March 31, 1999, the manager received an advisory fee equal to____% of the fund's average daily net assets.

DISTRIBUTOR The fund has entered into an agreement with CFBDS, Inc. to distribute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker-dealers sells fund shares to the public.

DISTRIBUTION PLANS The fund has adopted Rule 12b-1 distribution plans for its Class A, B and L shares. Under each plan, the fund pays distribution and service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

YEAR 2000 ISSUE Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the fund. The cost of addressing the Year 2000 issue, if substantial, could adversely affect companies and governments that issue securities held by the fund. The manager and Salomon Smith Barney are addressing the Year 2000 issue for their systems. The fund has been informed by other service providers that they are taking similar measures. Although the fund does not expect the Year 2000 issue to adversely affect it, the fund cannot guarantee that the efforts of the fund, which are limited to requesting and receiving reports from its service providers, or the efforts of its service providers to correct the problem will be successful.

PENNSYLVANIA PORTFOLIO                                                      -9-


<PG$PCN>




CHOOSING A CLASS OF SHARES TO BUY

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

- If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.

- For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.

- Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L shares do not, Class B shares may be more attractive to long-term investors.

You may buy shares from:
- A Salomon Smith Barney Financial Consultant
- An investment dealer in the selling group or a broker that clears through Salomon Smith Barney -- a dealer representative
- The fund, but only if you are investing through certain qualified plans or certain dealer representatives

INVESTMENT MINIMUMS Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.


                                                                                   INITIAL                   ADDITIONAL
                                                                   -------------------------------------- ----------------
                                                                      CLASSES A, B, L        CLASS Y         ALL CLASSES
General                                                                   $1,000           $15 million           $50
Monthly Systematic Investment Plans                                         $25                n/a               $25
Quarterly Systematic Investment Plans                                       $50                n/a               $50
Uniform Gift to Minors Accounts                                             $50            $15 million           $50
--------------------------------------------------------------------------------------------------------------------------



-10-


<PG$PCN>




COMPARING THE FUND'S CLASSES

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. They may receive different compensation depending upon which class you choose.

                             Class A                    Class B                    Class L                    Class Y
KEY                 -Initial sales charge       - No initial sales        - Initial sales           - No initial or
FEATURES            -You may qualify            charge                    charge is lower           deferred sales charge
                    for reduction or            - Deferred sales          than Class A              - Must invest at least
                    waiver of initial           charge declines           - Deferred sales          $15 million
                    sales charge                over time                 charge for only 1         - Lower annual
                    - Lower annual              - Converts to             year                      expenses than the
                    expenses than Class         Class A after 8           - Does not                other classes
                    B and Class L               years                     convert to
                                                - Higher annual           Class A
                                                expenses than             - Higher annual
                                                Class A                   expenses than
                                                                          Class A

INITIAL SALES       Up to 4.00%;                None                      1.00%                     None
CHARGE              reduced for large
                    purchases and
                    waived for certain
                    investors.  No
                    charge for
                    purchases of
                    $500,000 or more

DEFERRED            1% on purchases of          Up to 4.50%               1% if you redeem          None
SALES CHARGE        $500,000 or more if         charged when you          within 1 year of
                    you redeem within           redeem shares.            purchase
                    1 year of purchase          The charge is
                                                reduced over time
                                                and there is no
                                                deferred sales
                                                charge after 6 years

ANNUAL              0.15% of average            0.65% of average          0.70% of average          None
DISTRIBUTION        daily net assets            daily net assets          daily net assets
AND SERVICE
FEES

EXCHANGE            Class A shares of           Class B shares of         Class L shares of         Class Y shares of
PRIVILEGE           most Smith Barney           most Smith Barney         most Smith                most Smith Barney
                    funds                       funds                     Barney funds              funds
-------------------------------------------------------------------------------------------------------------------------------

*Ask your Salomon Smith Barney Financial Consultant or dealer representative or visit the web site for the Smith Barney funds available for exchange.

PENNSYLVANIA PORTFOLIO                                                  -11-


<PG$PCN>




SALES CHARGE:

CLASS A SHARES
You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.


                                                            SALES CHARGE AS A % OF
                                                    OFFERING                   NET AMOUNT
AMOUNT OF PURCHASE                                 PRICE (%)                  INVESTED (%)
Less than $25,000                                     4.00                        4.17

$25,000 but less than $50,000                         3.50                        3.63

$50,000 but less than $100,000                        3.00                        3.09

$100,000 but less than $250,000                       2.50                        2.56

$250,000 but less than $500,000                       1.50                        1.52

$500,000 or more                                      -0-                         -0-

INVESTMENTS OF $500,000 OR MORE You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

QUALIFYING FOR A REDUCED CLASS A SALES CHARGE There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

- Accumulation privilege - lets you combine the current value of Class A shares owned

   -    by you, or
   -    by members of your immediate family,

and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

- Letter of intent - lets you purchase Class A shares of the fund and other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had

-12-


<PG$PCN>

been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

WAIVERS FOR CERTAIN CLASS A INVESTORS Class A initial sales charges are waived for certain types of investors, including:

-  Employees of members of the NASD

- Clients of newly employed Salomon Smith Barney Financial Consultants, if certain conditions are met

- Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Salomon Smith Barney Financial Consultant or dealer representative is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the Statement of Additional Information ("SAI").



PENNSYLVANIA PORTFOLIO                                                     -13-


<PG$PCN>



CLASS B SHARES
You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of purchase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.


                                                                                                                            6th
  Year after purchase                            1st           2nd            3rd           4th           5th             through
                                                                                                                            8th
---------------------------------------------------------------------------------------------------------------------------------
  Deferred sales charge                          4.5%           4%             3%            2%            1%                0%

CLASS B CONVERSION After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

SHARES ISSUED:                      SHARES ISSUED:                      SHARES ISSUED:
AT INITIAL                          ON REINVESTMENT OF                  UPON EXCHANGE FROM
PURCHASE                            DIVIDENDS AND                       ANOTHER SMITH BARNEY
                                    DISTRIBUTIONS                       FUND
-------------------------------------------------------------------------------------------------------------------
                                 In same proportion as the                On the date the shares
                                 number of Class B shares                 originally acquired would
Eight years after the            converting is to total Class B           have converted into Class A
date of purchase                 shares you own                           shares

CLASS L SHARES
You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%.

CLASS Y SHARES
You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 6-month period. To qualify, you must initially invest $5,000,000.

-14-


<PG$PCN>




MORE ABOUT DEFERRED SALES CHARGES

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

- Shares exchanged for shares of another Smith Barney fund
- Shares representing reinvested distributions and dividends
- Shares no longer subject to the deferred sales charge

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.

DEFERRED SALES CHARGE WAIVERS

The deferred sales charge for each share class will generally be waived:

- On payments made through certain systematic withdrawal plans
- On certain distributions from a retirement plan
- For involuntary redemptions of small account balances
- For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.






PENNSYLVANIA PORTFOLIO                                                    -15-


<PG$PCN>




BUYING SHARES


Through a               You should contact your Salomon Smith Barney Financial Consultant
Salomon                 or dealer representative to open a brokerage account and make
Smith                   arrangements to buy shares.
Barney
Financial               If you do not provide the following information, your order will be
represen-               rejected:
tative
                           -    Class of shares being bought
                           -    Dollar amount or number of shares being bought

                        You should pay for your shares through your brokerage
                        account no later than the third business day after you
                        place your order. Salomon Smith Barney or your dealer
                        representative may charge an annual account maintenance
                        fee.
-----------------------------------------------------------------------------------------------------------
Through the             Certain investors who are clients of the selling group are eligible to
fund's                  buy shares directly from the fund.
transfer
agent                   -    Write the transfer agent at the following address:

                           Smith Barney Pennsylvania Portfolio
                           Smith Barney Muni Funds
                           (Specify class of shares)
                           c/o First Data Investor Services Group, Inc.
                           P.O. Box 5128
                           Westborough, Massachusetts 01581-5128

                        -    Enclose a check to pay for the shares.  For initial purchases, complete and send an account application.

                        -    For more information, call the transfer agent at 1-800-451-2010.
-----------------------------------------------------------------------------------------------------------
Through a               You may authorize Salomon Smith Barney, your dealer
systematic              representative or the transfer agent to
investment              transfer funds automatically from a regular bank
plan                    account, cash held in a Salomon Smith Barney brokerage
                        account or Smith Barney money market fund to buy shares
                        on a regular basis.

                        -    Amounts transferred should be at least:  $25 monthly or $50 quarterly

                        - If you do not have sufficient funds in your account on a transfer date, Salomon Smith Barney, your dealer representative or the transfer agent may charge you a fee




For more information, contact your Salomon Smith Barney Financial
Consultant, dealer representative or the transfer agent or consult the SAI.


-16-


<PG$PCN>




EXCHANGING SHARES


Smith                  You should contact your Salomon Smith Barney Financial Consultant
Barney                 or dealer representative to exchange into other Smith Barney funds.
offers a               Be sure to read the prospectus of the Smith Barney fund you are
distinctive            exchanging into.  An exchange is a taxable transaction.
family of
funds                  -    You may exchange shares only for shares of the same class of
tailored to            another Smith Barney fund.  Not all Smith Barney funds offer all
help meet              classes.
the varying
needs of               -    Not all Smith Barney funds may be offered in your state of
both large             residence.  Contact your Salomon Smith Barney Financial Consultant,
and small              dealer representative or the transfer agent.
investors
                       -    You must meet the minimum investment amount for each fund.

                       - If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.

                       - The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

-----------------------------------------------------------------------------------------------------------
Waiver of              Your shares will not be subject to an initial sales charge at the time of
additional             the exchange.
sales
charges                Your deferred sales charge (if any) will continue to be measured from the date of your original purchase. If the fund you exchange into has a higher deferred sales charge, you will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.
-----------------------------------------------------------------------------------------------------------
By                     If you do not have a brokerage account, you may be eligible to
telephone              exchange shares through the transfer agent.  You must complete an authorization form to authorize telephone transfers. If
                       eligible, you may make telephone exchanges on any day the
                       New York Stock Exchange is open. Call the transfer agent
                       at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m.
                       (Eastern time). Requests received after the close of
                       regular trading on the Exchange are priced at the net
                       asset value next determined.

                       You can make telephone exchanges only between accounts
                       that have identical registrations.
-----------------------------------------------------------------------------------------------------------
By mail                If you do not have a Salomon Smith Barney brokerage
                       account, contact your dealer representative or write
                       to the transfer agent at the address on the opposite page.


PENNSYLVANIA PORTFOLIO                                                    -17-


<PG$PCN>




REDEEMING SHARES


Generally              Contact your Salomon Smith Barney Financial Consultant or
                       dealer representative to redeem shares of the fund.

                       If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                       If the shares are held by a fiduciary or corporation, other documents may be required.

                       Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                       If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
--------------------------------------------------------------------------------
By mail For accounts held directly at the fund, send written requests to the transfer agent at the following address:

                          Smith Barney Pennsylvania Portfolio
                          Smith Barney Muni Funds
                          (Specify class of shares)
                          c/o First Data Investor Services Group, Inc.
                          P.O. Box 5128
                          Westborough, Massachusetts 01581-5128

                       Your written request must provide the following:

                       -    Your account number

                       - The class of shares and the dollar amount or number of shares to be redeemed

                       - Signatures of each owner exactly as the account is registered



-18-


<PG$PCN>







By                     If you do not have a brokerage account, you may be eligible to
telephone              redeem shares in amounts up to $10,000 per day through the transfer agent. You must complete an authorization form
                       to authorize telephone redemptions. If eligible, you may
                       request redemptions by telephone on any day the New York
                       Stock Exchange is open. Call the transfer agent at
                       1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern
                       time). Requests received after the close of regular
                       trading on the Exchange are priced at the net asset value
                       next determined.

                       Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form. You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other documents.

--------------------------------------------------------------------------------
Automatic              You can arrange for the automatic redemption of a portion
cash                   of your shares on a monthly or quarterly basis. To
withdrawal             qualify you must own shares of the fund with a value of
plans                  at least $10,000 and each automatic redemption must be at
                       least $50. If your shares are subject to a deferred sales
                       charge, the sales charge will be waived if your automatic
                       payments do not exceed 1% per month of the value of your
                       shares subject to a deferred sales charge.

                       The following conditions apply:

                       -    Your shares must not be represented by certificates

                       -   All dividends and distributions must be reinvested

                        For more information, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.



PENNSYLVANIA PORTFOLIO                                                    -19-


<PG$PCN>




OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

            -  Name of the fund
            -  Account number
            -  Class of shares being bought, exchanged or redeemed
            - Dollar amount or number of shares being bought, exchanged or redeemed
            -  Signature of each owner exactly as the account is registered

The transfer agent will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide a personal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

SIGNATURE GUARANTEES To be in good order, your redemption request must include a signature guarantee if you:

-  Are redeeming over $10,000 of shares

-  Are sending signed share certificates or stock powers to the transfer agent

- Instruct the transfer agent to mail the check to an address different from the one on your account

-  Changed your account registration

-  Want the check paid to someone other than the account owner(s)

- Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.



-20-


<PG$PCN>



The fund has the right to:

-  Suspend the offering of shares

-  Waive or change minimum and additional investment amounts

-  Reject any purchase or exchange order

-  Change, revoke or suspend the exchange privilege

-  Suspend telephone transactions

- Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission

- Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

SMALL ACCOUNT BALANCES If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

EXCESSIVE EXCHANGE TRANSACTIONS The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

SHARE CERTIFICATES The fund does not issue share certificates unless a written request signed by all registered owners is made to the transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.



PENNSYLVANIA PORTFOLIO                                                   -21-


<PG$PCN>




DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS The fund pays dividends each month from its net investment income. The fund generally makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from income. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

TAXES In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.


TRANSACTION                       FEDERAL TAX STATUS                            PENNSYLVANIA TAX STATUS
Redemption or exchange            Usually capital gain or loss; long-           Usually capital gain or loss
of shares                         term only if shares owned more
                                  than one year

Long-term capital gain            Taxable gain                                  Taxable gain
distributions

Short-term capital gain           Ordinary income                               Ordinary income
distributions
                                                                                Exempt if from interest on
Dividends                         Exempt if from interest on tax-               Pennsylvania municipal
                                  exempt securities, otherwise                  securities, otherwise ordinary
                                  ordinary income                               income

Any taxable dividends and capital gain distributions are taxable whether received in cash or reinvested in fund shares. Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a taxable dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

-22-


<PG$PCN>




SHARE PRICE

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

Generally, the fund's investments are valued by an independent pricing service. If market quotations or a valuation from the pricing service is not readily available for a security or if a security's value has been materially affected by events occurring after the close of the Exchange or market on which the security is principally traded, that security may be valued by another method that the fund's board believes accurately reflects fair value. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities. A security's valuation may differ depending on the method used for determining value.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer representative before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.


FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the performance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with the fund's financial statements, is included in the annual report (available upon request).


PENNSYLVANIA PORTFOLIO                                                    -23-


<PG$PCN>

FOR A CLASS A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED MARCH 31:



-------------------------------------------------------------------------------------------------------------------
                                                  1999         1998          1997         1996(1)      1995(2)(3)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR                                          $12.66        $12.62          $12.40       $12.00
-------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
OPERATIONS:
  Net investment
  income (loss)(4)                                             0.73          0.71            0.70         0.67

  Net realized and
  unrealized gain (loss)                                       0.95          0.04            0.29         0.35*
-------------------------------------------------------------------------------------------------------------------
Total income (loss) from
operations                                                     1.68          0.75            0.99         1.02
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment
    income                                                    (0.69)        (0.71)          (0.72)       (0.62)
  Net realized gains                                          (0.11)         --             (0.05)        --
-------------------------------------------------------------------------------------------------------------------
Total distributions                                           (0.80)        (0.71)          (0.77)       (0.62)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                 $13.54        $12.66          $12.62       $12.40
-------------------------------------------------------------------------------------------------------------------
Total return                                                  13.52%         6.11%           8.08%        8.82%++
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF
  YEAR (000)'S                                                  $16           $15             $12           $8
-------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE
NET ASSETS:
  Expenses(1)                                                  0.37%         0.37%           0.38%        0.29%+
  Net investment
  income (loss)                                                5.46          5.66            5.57         5.76+
-------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                          81%          122%             88%          38%
-------------------------------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method rather than the undistributed net investment income method because it more accurately reflects the per share data for the period.
(2) On October 10, 1994, the former Class C shares were exchanged into Class A shares.
(3)    For the period from April 4, 1994 (inception date) to March 31, 1995.
(4) The manager has waived all or a portion of its fees for the years ended March 31, 1998, 1997 and 1996 and the period ended March 31, 1995. In addition, the Manager reimbursed expenses of $23,433 and $32,063 for the year ended March 31, 1996 and the period ended March 31, 1995, respectively. If such fees were not waived and expenses not reimbursed, the effect on net investment income and expense ratios would have been as follows:

-24-


<PG$PCN>

                              Net Investment Income Per                              Expense Ratios Without Fee
                                   Share Decreases                                     Waivers and/or Expense
                                                                                          Reimbursements#
                -------------------------------------------------------------------------------------------------------------
                1998        1997         1996         1995             1998           1997         1996         1995
                -------------------------------------------------------------------------------------------------------------
Class A         $0.05       $0.06        $0.07        $0.09            0.79%          0.82%        0.93%        1.03%+

* Includes the net per share effect of shareholder sales and redemptions activity during the period, most of which occurred at a net asset value less than the net asset value at the beginning of the period.
# As a result of voluntary expense limitations, expense ratios would not exceed 0.80% for Class A shares.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+      Annualized.


PENNSYLVANIA PORTFOLIO                                                    -25-


<PG$PCN>





FOR A CLASS B SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED MARCH 31:



-------------------------------------------------------------------------------------------------------------------------
                                        1999              1998              1997             1996           1995(2)(3)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning                                $12.64            $12.61          $12.39              $12.35
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from
operations:                                                 0.65              0.65            0.64                0.51
   Net investment income
   (loss)(4)                                                0.96              0.03            0.29                0.01*
   Net realized and
   unrealized gain (loss)
-------------------------------------------------------------------------------------------------------------------------
Total income (loss) from                                    1.61              0.68            0.93                0.52
-------------------------------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                    (0.62)            (0.65)          (0.66)              (0.48)
  Net realized gains                                       (0.11)             --             (0.05)               --
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                        (0.73)            (0.65)          (0.71)              (0.48)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of                                   $13.52            $12.64          $12.61              $12.39
-------------------------------------------------------------------------------------------------------------------------
Total return                                               12.97%             5.56%           7.61%               4.48%++
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of year                                    $19               $16             $13                  $5
-------------------------------------------------------------------------------------------------------------------------
Ratios to average
  net assets:
    Expenses(4)#
    Net investment income                                   0.89%             0.88%           0.88%               0.82+
    (loss)                                                  4.94              5.15            5.07                5.31
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    81%              122%             88%                 38%
-------------------------------------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method rather than the undistributed net investment income method because it more accurately reflects the per share data for the period.

(2) On November 7, 1994, the former Class E shares were renamed Class B shares.

(3)    For the period from June 20, 1994 (inception date) to March 31, 1995.

(4) The manager has waived all or a portion of its fees for the years ended march 31, 1998, 1997 and 1996 and the period ended March 31, 1995. In addition, the Manager reimbursed expenses of $23,433 and $32,063 for the year ended March 31, 1996 and the period ended March 31, 1995, respectively. If such fees were not waived and expenses not reimbursed, the effect on net investment income and expense ratios would have been as follows:

-26-


<PG$PCN>





                                                                                      Expense Ratios
                          Net Investment Income                                 Without Fee Waivers and/or
                           Per Share Decreases                                   Expense Reimbursements#
                --------------------------------------------------------------------------------------------------------------
                1998          1997         1996         1995            1998          1997         1996          1995
                --------------------------------------------------------------------------------------------------------------
Class B         0.05           0.06         0.07         0.08           1.31          1.33         1.44          1.58+

       * Includes the net per share effect of shareholder sales and redemptions activity during the period, most of which occurred at a net asset value less than the net asset value at the beginning of the period.

       # As a result of voluntary expense limitations, expense ratios would not exceed 1.30% for Class B shares.

       ++ Total return is not annualized, as it may not be representative of the total return for the year.

       +      Annualized.


PENNSYLVANIA PORTFOLIO                                                     -27-


<PG$PCN>

FOR A CLASS L SHARE(1) OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED MARCH 31:


-----------------------------------------------------------------------------------------------------------------
                                                  1999          1998         1997       1996(1)        1995(3)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                             $12.64      $12.61        $12.39         $12.00
-----------------------------------------------------------------------------------------------------------------
Income (loss) from operations:
    Net investment income (loss)(4)
    Net realized and unrealized gain                             0.64        0.64          0.64           0.59
    (loss)                                                       0.96        0.04          0.29           0.36*
-----------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                              1.60        0.68          0.93           0.95
-----------------------------------------------------------------------------------------------------------------
Less distributions from:
    Net investment                                              (0.62)      (0.65)        (0.66)         (0.56)
    income
    Net realized gains                                          (0.11)       --           (0.05)          --
-----------------------------------------------------------------------------------------------------------------
Total distributions                                             (0.73)      (0.65)        (0.71)         (0.56)
-----------------------------------------------------------------------------------------------------------------
Net assets value, end of year                                  $13.51      $12.64        $12.61         $12.39
-----------------------------------------------------------------------------------------------------------------
Total return(3)                                                 12.84%       5.51%         7.56%          8.14%++
-----------------------------------------------------------------------------------------------------------------
Net assets, end of year (000)'s                                  $8          $6            $5             $3
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
    Expenses(4)#                                                 0.94%       0.94%         0.94%          0.86%+
    Net investment income
    (loss)                                                       4.89        5.09          5.00           5.04+
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         81%          122%         88%            38%
-----------------------------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(2) On November 7, 1994, the former Class B shares were renamed Class C shares. On June 12, 1998, the Class C shares were renamed Class L shares.

(3)    For the period from April 6, 1994 (inception date) to March 31,1995.

(4) The manager has waived all or a portion of its fees for the years ended March 31, 1998, 1997 and 1996 and the period ended March 31, 1995. In addition, the manager reimbursed expenses of $23,433 and $32,063 for the year ended March 31,1996 and the period ended March 31, 1995, respectively. If such fees were not waived and expenses not reimbursed, the effect on net investment income and expense ratios would have been as follows:

-28-


<PG$PCN>


                                                                                            Expense Ratios
                                 Net Investment Income                                Without Fee Waivers and/or
                                  Per Share Decreases                                  Expense Reimbursements#
                 ------------------------------------------------------------------------------------------------------------
                 1998         1997         1996         1995             1998          1997         1996          1995
                 ------------------------------------------------------------------------------------------------------------
Class L          $0.05        $0.06        $0.07        $0.09            1.36%         1.39%        1.49%         1.56%+

* Includes the net per share effect of shareholder sales and redemptions activity during the period, most of which occurred at a net asset value less than the net asset value at the beginning of the period.

# As a result of voluntary expense limitations, expense ratios would not exceed 1.35% for Class C shares.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+      Annualized.



PENNSYLVANIA PORTFOLIO                                                     -29-


<PG$PCN>



FOR A CLASS Y SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED MARCH 31:



-------------------------------------------------------------------------------------------------------------------------
                                                                                                                1999
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
YEAR
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from operations:
   Net investment income
   Net realized and unrealized
     gain (loss)
-------------------------------------------------------------------------------------------------------------------------
Total income (loss) from
   operations
-------------------------------------------------------------------------------------------------------------------------
Less distributions from:
   Net investment income
   Net realized gains
-------------------------------------------------------------------------------------------------------------------------
Total distributions
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year
-------------------------------------------------------------------------------------------------------------------------
Total return
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000)'s
-------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
   Expenses
   Net investment income (loss)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
-------------------------------------------------------------------------------------------------------------------------

(1)      From the period of [date] (inception date) to March 31, 1999.

(2)      Annualized.




-30-




<PG$PCN>
SALOMON SMITH BARNEY(SM)
A MEMBER OF CITIGROUP [SYMBOL]

PENNSYLVANIA PORTFOLIO
-- an investment portfolio of Smith Barney Muni Funds

SHAREHOLDER REPORTS Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

STATEMENT OF ADDITIONAL INFORMATION The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

VISIT OUR WEB SITE. Our web site is located at www.smithbarney.com

You can also review and copy the fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get copies of these materials for a duplicating fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009. Information about the public reference room may be obtained by calling 1-800-SEC-0330. You can get the same information free from the Commission's Internet web site at http:www.sec.gov

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

(SM) Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file no. 811-04395)
[FD00000 7/99]



<PG$PCN>

        --------------------------------
        [Logo]

        Smith Barney Mutual Funds

        Investing for your future.

        Every day.
        --------------------------------




Prospectus     Smith Barney
               Mutual Funds

--------------------------------------------------------------------------------

July 29, 1999  California Money Market Portfolio

                    Class A and Y Shares



The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

--------------------------------------------------------------------------------
Contents
--------------------------------------------------------------------------------

    Investments, risks and performance.........4

    More on the fund's investments.............8

    Management.................................9

    Choosing a class of shares to buy.........10

    Salomon Smith Barney Brokerage
     Accounts.................................11

    Letter of Intent: Class Y shares..........11

    Deferred sales charges....................12

    Buying shares.............................13

    Exchanging shares.........................14

    Redeeming shares..........................15

    Other things to know about
     share transactions.......................17

    Dividends, distributions and taxes........19

    Share price...............................20

    Financial highlights......................21

You should know:

An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

--------------------------------------------------------------------------------
Investments, risks and performances
--------------------------------------------------------------------------------

Principal investment strategies

Investment objective The fund seeks to provide income exempt from both federal income taxes and California personal income taxes from a portfolio of high quality short-term municipal obligations selected for liquidity and stability of principal.

Key investments The fund invests primarily in short-term high quality California municipal securities. These include securities issued by the State of California and certain other municipal issuers, political subdivisions, agencies and public authorities that pay interest which is exempt from California state personal income taxes. All of the securities in which the fund invests are rated in one of the top two highest short-term rating categories, or if unrated, of equivalent quality. All of these securities have remaining maturities of 397 days or less. The fund maintains a dollar-weighted average portfolio maturity of 90 days or less.

Selection process The manager selects securities primarily by identifying undervalued sectors and individual securities. The manager only selects securities of issuers which it believes present minimal credit risk. In selecting individual securities, the manager:

 . Uses fundamental credit analysis to estimate the relative value and attractiveness of various securities and sectors

 . May trade between general obligation and revenue bonds and among various revenue bond sectors, such as housing, hospital and industrial development, based on their apparent relative values

 . Measures the potential impact of supply/demand imbalances for fixed versus variable rate securities

 . Considers the yields available for securities with different maturities and a security's maturity in light of the outlook for interest rates to identify individual securities that offer return advantages at similar risk levels

--------------------------------------------------------------------------------
Risks, performance and expenses
--------------------------------------------------------------------------------

Principal risks of investing in the fund

Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund, or the fund could underperform other short-term municipal debt instruments or money market funds, if:

 . Interest rates rise, causing the value of the fund's portfolio to decline
 . The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or the security's credit rating is downgraded
 . California municipal securities fall out of favor with investors. The fund will suffer more than a national municipal fund from adverse events affecting California municipal issuers
 . Unfavorable legislation affects the tax-exempt status of municipal securities . The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect

It is possible that some of the fund's income distributions may be, and distributions of the fund's gains generally will be, subject to federal and California state personal taxation. The fund may realize taxable gains on the sale of its securities or on transactions in futures contracts. Some of the fund's income may be subject to the federal alternative minimum tax. In addition, distributions of the fund's income and gains will be taxable to investors in states other than California.

The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund. To the extent the fund concentrates its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers.

Who may want to invest  The fund may be an appropriate investment if you:

 . Are a California taxpayer in a high federal tax bracket seeking current income exempt from California and federal taxation
 . Seeking exposure to short-term municipal securities at a minimum level of additional risk
 . Are looking to allocate a portion of your assets to money market securities

Risk returns bar chart

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future.

The bar chart shows the performance of the fund's Class A shares for each of the past 8 full calendar years. Class Y shares would have different performance because of their different expenses.

                           [BAR GRAPH APPEARS HERE]

                        Total Return for Class A Shares

                                91      5%
                                92      5%
                                93      5%
                                94      5%
                                95      5%
                                96      5%
                                97      5%
                                98      5%

                       Calendar years ended December 31

Quarterly returns:  Highest:  xx% in ___ quarter 199X;  Lowest:   xx% in ___
                    quarter 199X
                    Year to date: xx% through 6/30/99.

7 day yield:  As of December 31, 1998:  Class A - ___%; Class Y - ___%.

Risk return table

This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown with that of the 90-day Treasury bill. This table assumes redemption of shares at the end of the period, and reinvestment of distributions and dividends.

--------------------------------------------------------------------------------
   Average Annual Total Returns -- Calendar Years Ended December 31, 1998
     Class        1 year  5 years  10 years  Since inception  Inception date
       A                             n/a                             5/10/90
       Y                    n/a      n/a                              7/9/96
  [90 day T-bill                                    *                   n/a]

* Comparison begins on April 30, 1998.

Fees table
This table sets forth the fees and expenses you will pay if you invest in fund shares.

----------------------------------------------------------------------
Shareholder fees
----------------------------------------------------------------------
(fees paid directly from your investment)            Class A   Class Y

Maximum sales charge (load) imposed on purchases        None      None

Maximum deferred sales charge (load)                    None*     None

Annual fund operating expenses

(expenses deducted from fund assets)

Management fees                                         .50%      .50%

Distribution and service (12b-1) fees                   .10%      None

Other expenses
                                                         --         --

Total annual fund operating expenses
                                                         ==         ==


* Class A Shares acquired through an exchange for shares of another Smith Barney Mutual Fund which were originally acquired at net asset value subject to a contingent deferred sales charge ("CDSC") remain subject to the original fund's CDSC.

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

 .  You invest $10,000 in the fund for the period shown
 .  Your investment has a 5% return each year
 . You reinvest all distributions and dividends without a sales charge . The fund's operating expenses remain the same
 .  Redemption at the end of the period

--------------------------------------------------------------------------------
Number of years you own your shares
--------------------------------------------------------------------------------
                                       1 year  3 years  5 years  10 years
Class A                                  $        $        $        $
Class Y                                  $        $        $        $

--------------------------------------------------------------------------------
More on the fund's investments
--------------------------------------------------------------------------------

California municipal securities California municipal securities include debt obligations issued by certain non-California governmental issuers such as Puerto Rico, the Virgin Islands and Guam. The interest on California municipal securities is exempt from federal income tax and California personal income tax. As a result, the interest rate on these securities normally is lower than it would be if the securities were subject to taxation. The municipal securities in which the fund invests include general obligation and revenue bonds and notes and tax-exempt commercial paper. The fund may invest in floating or variable rate municipal securities. Some of these securities may have stated final maturities of more than 397 days but have demand features that entitle the fund to receive the principal amount of the securities either at any time or at specified intervals.

Structured securities The fund may invest up to 20% of its assets in three types of structured securities: tender option bonds, partnership interests and swap-based securities. These securities represent participation interests in a special purpose trust or partnership holding one or more municipal bonds and/or municipal bond interest rate swaps. A typical swap enables the trust or partnership to exchange a municipal bond interest rate for a floating or variable, short-term municipal interest rate.

These structured securities are a type of derivative instrument. Unlike some derivatives, these securities are not designed to leverage the fund's portfolio or increase its exposure to interest rate risk.

Investments in structured securities raise certain tax, legal, regulatory and accounting issues which may not be presented by investments in other municipal bonds. These issues could be resolved in a manner that could hurt the performance of the fund.

Defensive investing The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of taxable money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

--------------------------------------------------------------------------------
Management
--------------------------------------------------------------------------------

Manager The fund's investment manager is SSBC Fund Management Inc., an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.

Management fees During the fiscal year ended March 31, 1999, the manager received an advisory fee equal to 0.50% of the fund's average daily net assets.

Distributor The fund has entered into an agreement with CFBDS, Inc. to distribute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker-dealers sells fund shares to the public.

Distribution plan The fund has adopted a Rule 12b-1 distribution plan for its Class A shares. Under the plan, Class A shares pay a service fee. The fee in Class A shares is an ongoing expense and, over time, it increases the cost of your investment and may cost you more than other types of sales charges.

Year 2000 issue Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the fund. The cost of addressing the Year 2000 issue, if substantial, could adversely affect companies and governments that issue securities held by the fund. The manager and Salomon Smith Barney are addressing the Year 2000 issue for their systems. The fund has been informed by other service providers that they are taking similar measures. Although the fund does not expect the Year 2000 issue to adversely affect it, the fund cannot guarantee that the efforts of the fund, which are limited to requesting and receiving reports from its service providers, or the efforts of its service providers to correct the problem will be successful.

--------------------------------------------------------------------------------
Choosing a class of shares to buy
--------------------------------------------------------------------------------

You may purchase Class A shares which are sold at net asset value with no initial or deferred sales charge. Class A shares are subject to ongoing distribution and service fees.

You may purchase Class Y shares only if you are making an initial investment of at least $15,000,000. Class Y shares are sold at net asset value

You may buy shares from:
 .  A Salomon Smith Barney Financial Consultant
 . An investment dealer in the selling group or a broker that clears through Salomon Smith Barney -- a dealer representative
 . The fund, but only if you are investing through certain qualified plans or certain dealer representatives

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                               Initial          Additional
                                       ----------------------  -----------
                                         Class A    Class Y    All Classes
General                                   $1,000  $15 million      $50
Monthly Systematic Investment Plans       $   25      n/a          $25
Quarterly Systematic Investment Plans     $   50      n/a          $50
Uniform Gift to Minors Accounts           $   50  $15 million      $50

--------------------------------------------------------------------------------
Salomon Smith Barney Brokerage Accounts
--------------------------------------------------------------------------------

If you maintain certain types of securities brokerage accounts with Salomon Smith Barney, you may request that your free credit balances (i.e., immediately available funds) be invested automatically in Class A shares of a designated money market fund either daily or weekly. A complete record of fund dividends, purchases and redemptions will be included on your regular Salomon Smith Barney brokerage statement. In addition to this sweep service, shareholders of Salomon Smith Barney FMA PLUS/SM/ accounts may also take advantage of: a free IRA, free dividend reinvestment, unlimited checking, 100 free ATM withdrawals each year, gain/loss analysis and online computer access to account information. Contact your Salomon Smith Barney Financial Consultant for more complete information.

--------------------------------------------------------------------------------
Letter of Intent:  Class Y shares
--------------------------------------------------------------------------------

You may buy Class Y shares of the fund at net asset value with no initial sales charge. To purchase Class Y shares, you must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of a fund over a 13-month period. To qualify, you must initially invest $5,000,000.

--------------------------------------------------------------------------------
Deferred sales charges
--------------------------------------------------------------------------------

If Class A shares of the fund are acquired by exchange from another Smith Barney fund subject to a deferred sales charge the original deferred sales charge will apply to these shares. If you redeem these shares within 12 months of the date you purchased shares of the original fund, the fund's shares may be subject to a deferred sales charge of 1.00%.

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

You do not pay a deferred sales charge on:

 .  Shares exchanged for shares of another Smith Barney fund
 .  Shares that represent reinvested distributions and dividends
 .  Shares that are no longer subject to the deferred sales charge

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.

Deferred sales charge waivers

The deferred sales charge for Class A shares will generally be waived:

 .  For involuntary redemptions of small account balances
 .  For 12 months following the death or disability of a shareholder

If you want to learn about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the Statement of Additional Information ("SAI").

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------

Through a            You should contact your Salomon Smith Barney Financial Consultant
Salomon Smith        or dealer representative to open a brokerage account and make
Barney               arrangements to buy shares.
Financial
Consultant or        If you do not provide the following information, your order will be
dealer represen-     rejected:
tative
                         .    Class of shares being bought
                         .    Dollar amount or number of shares being bought

                     You should pay for your shares through your brokerage account no later than the third business day after you place your order.
                     Salomon Smith Barney or your dealer representative may charge an annual account maintenance fee.
------------------------------------------------------------------------------------------------
Through the          Certain investors who are clients of the selling group are eligible to
fund's               buy shares directly from the fund.
transfer
agent                .  Write the transfer agent at the following address:

                        Smith Barney California Money Market Portfolio
                        Smith Barney Muni Funds
                        (Specify class of shares)
                        c/o First Data Investor Services Group, Inc.
                        P.O. Box 5128
                        Westborough, Massachusetts 01581-5128

                     .  Enclose a check to pay for the shares.  For initial purchases, complete and send an account application.

                     .  For more information, call the transfer agent at 1-800-451-2010.
------------------------------------------------------------------------------------------------
Through a            You may authorize Salomon Smith Barney, your dealer
systematic           representative or the transfer agent to transfer funds automatically
investment           from a regular bank account to buy shares on a regular basis.
plan
                     .  Amounts transferred should be at least:  $25 monthly or $50 quarterly

                     .  If you do not have sufficient funds in your account on a transfer date, Salomon Smith Barney, your dealer representative or the transfer agent may charge you a fee

                     For more information, contact your Salomon Smith Barney Financial
                     Consultant, dealer representative or the transfer agent or consult the SAI.

--------------------------------------------------------------------------------
Exchanging shares
--------------------------------------------------------------------------------


Smith           You should contact your Salomon Smith Barney Financial Consultant
Barney          or dealer representative to exchange into other Smith Barney funds.
offers a        Be sure to read the prospectus of the Smith Barney fund you are
distinctive     exchanging into.
family of
funds           .  You may exchange shares only for shares of the same class of
tailored to     another Smith Barney fund.  Not all Smith Barney funds offer all
help meet       classes.
the varying
needs of        .  Not all Smith Barney funds may be offered in your state of
both large      residence.  Contact your Salomon Smith Barney Financial Consultant,
and small       dealer representative or the transfer agent.
investors
                .  You must meet the minimum investment amount for each fund

                .  If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers
                (documents transferring ownership of certificates) before the exchange is effective.

                .  The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.
------------------------------------------------------------------------------------------------
Sales           Your shares may be subject to an initial sales charge at the time of the
charges         exchange.  For more information, contact your Salomon Smith Barney
                Financial Consultant, dealer representative or the transfer agent.

                Your deferred sales charge (if any) will continue to be measured from the date of your original purchase of another fund's shares subject to a deferred sales charge.
------------------------------------------------------------------------------------------------
By              If you do not have a brokerage account, you may be eligible to
telephone       exchange shares through the transfer agent.  You must complete an authorization form to authorize telephone transfers.  If eligible, you may make telephone exchanges on any day the New York Stock
                Exchange is open.  Call the transfer agent at 1-800-451-2010 between
                9:00 a.m. and 5:00 p.m. (Eastern time).  Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

                You can make telephone exchanges only between accounts that have identical registrations.
------------------------------------------------------------------------------------------------
By mail         If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the transfer agent at the address on the opposite page.

--------------------------------------------------------------------------------
Redeeming shares
--------------------------------------------------------------------------------


Generally       Contact your Salomon Smith Barney Financial Consultant or
                dealer representative to redeem shares of the fund.

                If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                If the shares are held by a fiduciary or corporation, other documents may be required.

                Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction.  In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
----------------------------------------------------------------------------------------------
By mail         For accounts held directly at the fund, send written requests to the transfer agent at the following address:

                  Smith Barney California Money Market Portfolio
                  Smith Barney Muni Funds
                  (Specify class of shares)
                  c/o First Data Investor Services Group, Inc.
                  P.O. Box 5128
                  Westborough, Massachusetts 01581-5128

                 Your written request must provide the following:

                 .  Your account number

                 . The class of shares and the dollar amount or number of shares to be redeemed

                 . Signatures of each owner exactly as the account is registered


By               If you do not have a brokerage account, you may be eligible to
telephone        redeem shares in amounts up to $10,000 per day through the transfer agent.  You must complete an authorization form to authorize telephone redemptions.  If eligible, you may request redemptions by telephone on any day the New York Stock
                 Exchange is open.  Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time).  Requests
                 received after the close of regular trading on the Exchange are priced at the net asset value next determined.

                 Your redemption proceeds can be sent by check to your
                 address of record or by wire transfer to a bank account
                 designated on your authorization form.  You must submit a
                 new authorization form to change the bank account
                 designated to receive wire transfers and you may be asked to provide certain other documents.
-----------------------------------------------------------------------------------
Automatic        You can arrange for the automatic redemption of a portion of
cash             your shares on a monthly or quarterly basis.  To qualify you
withdrawal       must own shares of the fund with a value of at least $10,000
plans            and each automatic redemption must be at least $50.  If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1%
                 per month of the value of your shares subject to a deferred sales charge.

                 The following conditions apply:

                 .  Your shares must not be represented by certificates

                 .  All dividends and distributions must be reinvested

                 For more information, contact your Salomon Smith Barney Financial
                 Consultant or dealer representative or consult the SAI.

--------------------------------------------------------------------------------
Other things to know about share transactions
--------------------------------------------------------------------------------

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

    .  Name of the fund
    .  Account number
    .  Class of shares being bought, exchanged or redeemed
    . Dollar amount or number of shares being bought, exchanged or redeemed
    .  Signature of each owner exactly as the account is registered

The transfer agent will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide a personal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

 .  Are redeeming over $10,000 of shares

 .  Are sending signed share certificates or stock powers to the transfer agent

 . Instruct the transfer agent to mail the check to an address different from the one on your account

 .  Changed your account registration

 .  Want the check paid to someone other than the account owner(s)

 . Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

 .  Suspend the offering of shares

 .  Waive or change minimum and additional investment amounts

 .  Reject any purchase or exchange order

 .  Change, revoke or suspend the exchange privilege

 .  Suspend telephone transactions

 . Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission

 . Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities.

Small account balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

--------------------------------------------------------------------------------
Dividends, distributions and taxes
--------------------------------------------------------------------------------

Dividends The fund declares a dividend of substantially all of its net investment income on each day the New York Stock Exchange (NYSE) is open. Income dividends are paid monthly. The fund generally makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from income. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.

-----------------------------------------------------------------------------------
Transaction                   Federal tax status             California tax status
Redemption or exchange of     Usually no gain or loss;       Usually no gain or
shares                        loss may result to extent of   loss; loss may result
                              any deferred sales charge      to extent of any
                                                             deferred sales charge

Long-term capital gain        Taxable gain                   Taxable gain
distributions

Short-term capital gain       Ordinary income                Ordinary income
distributions

Dividends                     Exempt if from interest on     Exempt if from
                              tax-exempt securities,         interest on California
                              otherwise ordinary income      municipal securities,
                                                             otherwise ordinary
                                                             income
-----------------------------------------------------------------------------------

The fund anticipates that it will normally not earn or distribute any long-term capital gains.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

--------------------------------------------------------------------------------
Share price
--------------------------------------------------------------------------------

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund uses the amortized cost method to value its portfolio securities. Using this method, the fund constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the fund.

------------------------------------------------------------------------------
                                              Purchase is Effective
    Form of Purchase Payment                   and Dividends Begin
------------------------------------------------------------------------------
   . Payment in federal funds      If received          At the close of regular
   . Having a sufficient cash      before               trading on the
   balance in your account with    the close of         Exchange on that day
   Salomon Smith Barney or a       regular trading
   selling group member            on the Exchange:

                                   If received after    At the close of regular
                                   the close of         trading on the
                                   regular trading      Exchange on the next
                                   on the Exchange:     business day
------------------------------------------------------------------------------
   . Other forms of payment,
   with conversion into, or
   advance of, federal funds by    At the close of regular trading on the
   Salomon Smith Barney or a       Exchange on the next business day
   selling group member
   . Other forms of payment
   received by the transfer agent
------------------------------------------------------------------------------

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

--------------------------------------------------------------------------------
Financial highlights
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the performance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with the fund's financial statements, is included in the annual report (available upon request).

--------------------------------------------------------------------------------
For a Class A share of beneficial interest outstanding throughout each year ended March 31:
--------------------------------------------------------------------------------

                                1999    1998      1997      1996      1995
--------------------------------------------------------------------------------
Net asset value,
  beginning of year                   $  1.00   $  1.00   $  1.00   $  1.00
--------------------------------------------------------------------------------
Income from
operations:
  Net investment income                 0.029     0.028     0.032     0.026
--------------------------------------------------------------------------------
Total income from investment            0.029     0.028     0.032     0.026
 operations
--------------------------------------------------------------------------------
Less:
  Dividends from net
  investment income                    (0.029)   (0.028)   (0.032)   (0.026)
--------------------------------------------------------------------------------
Total distributions                    (0.029)   (0.028)   (0.032)   (0.026)
--------------------------------------------------------------------------------
Net asset value, end of year          $  1.00   $  1.00   $  1.00   $  1.00
--------------------------------------------------------------------------------
Total return                             2.98%     2.79%     3.22%     2.66%
--------------------------------------------------------------------------------
Net assets, end of
  year (000)'s                        $ 1,178   $ 1,400   $ 1,346   $   953
--------------------------------------------------------------------------------
Ratios to average
net assets:
  Expenses/(1)/                          0.63%     0.67%     0.64%     0.61%
  Net investment
  income (loss)                          2.92      2.75      3.15      3.02
--------------------------------------------------------------------------------

(1) The manager has waived all or part of its fees for the two-year period ended March 31,1996. If such fees were not waived, the per share decreases in net investment income and the ratios of expenses to average net assets would be as follows:

         Net Investment Income Per  Expense Ratios Without Fee
              Share Decreases               Waivers
        -----------------------------------------------------
            1996      1995                1996       1995
        -----------------------------------------------------

Class A    $.000*    $.002                0.65%      0.63%

--------------------------------------------------------------------------------
For a Class Y share of beneficial interest outstanding throughout each year ended March 31:
--------------------------------------------------------------------------------

                                           1999    1998     1997/(1)/
                                         -----------------------------
Net asset value, beginning of year               $  1.00   $      1.00
----------------------------------------------------------------------
Income from
operations:
  Net investment income                            0.031         0.020
----------------------------------------------------------------------
Total income from investment operations            0.031         0.020
----------------------------------------------------------------------
Less:
  Dividends from net investment                   (0.031)       (0.020)
  income
----------------------------------------------------------------------
Total distributions                               (0.031)       (0.020)
----------------------------------------------------------------------
Net asset value, end of year                     $  1.00   $      1.00
----------------------------------------------------------------------
Total return                                        3.09%   2.04%/(2)/
----------------------------------------------------------------------
Net assets, end of year (000)'s                  $     3   $         8
----------------------------------------------------------------------
Ratio to average net assets:
   Expenses/(1)/                                    0.54%   0.56%/(3)/
   Net investment income (loss)                     3.01     2.77/(3)/
----------------------------------------------------------------------

(1) For the period from July 9, 1996 (inception date) to March 31, 1997.
(2) Total return is not annualized, as it may not be representative of the total return for the year.
(3) Annualized.

Salomon Smith Barney(SM)
a member of citigroup [Symbol]

California Money Market Portfolio
-- an investment portfolio of Smith Barney Muni Funds

Shareholder reports Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at www.smithbarney.com

You can also review and copy the fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get copies of these materials for a duplicating fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009. Information about the public reference room may be obtained by calling 1-800-SEC-0330. You can get the same information free from the Commission's Internet web site at http:www.sec.gov

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

(SM)Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file no. 811-04395)
[FD00000 7/99]

        ---------------------------
        [Logo]

        Smith Barney Mutual Funds

        Investing for your future.

        Every day.
        ---------------------------




Prospectus     Smith Barney
               Mutual Funds

--------------------------------------------------------------------------------

July 29, 1999  New York Money Market Portfolio

                    Class A and Y Shares



The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

--------------------------------------------------------------------------------
Contents
--------------------------------------------------------------------------------

    Investments, risks and performance..........4

    More on the fund's investments..............8

    Management..................................9

    Choosing a class of shares to buy..........10

    Salomon Smith Barney Brokerage
     Accounts..................................11

    Letter of Intent: Class Y shares...........11

    Deferred sales charges.....................12

    Buying shares..............................13

    Exchanging shares..........................14

    Redeeming shares...........................15

    Other things to know about
     share transactions........................17

    Dividends, distributions and taxes.........19

    Share price................................20

    Financial highlights.......................21


You should know:

An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

--------------------------------------------------------------------------------
Investments, risks and performance
--------------------------------------------------------------------------------

Principal investment strategies

Investment objective The fund seeks to provide income exempt from both federal income taxes and New York state and New York City personal income taxes from a portfolio of high quality short-term municipal obligations selected for liquidity and stability of principal.

Key investments The fund invests primarily in short-term high quality New York municipal securities. These include securities issued by the State of New York and certain other municipal issuers, political subdivisions, agencies and public authorities that pay interest which is exempt from New York state and New York City personal income taxes. All of the securities in which the fund invests are rated in one of the top two highest short-term rating categories, or if unrated, of equivalent quality. All of these securities have remaining maturities of 397 days or less. The fund maintains a dollar-weighted average portfolio maturity of 90 days or less.

Selection process The manager selects securities primarily by identifying undervalued sectors and individual securities. The manager only selects securities of issuers which it believes present minimal credit risk. In selecting individual securities, the manager:

 . Uses fundamental credit analysis to estimate the relative value and attractiveness of various securities and sectors

 . May trade between general obligation and revenue bonds and among various revenue bond sectors, such as housing, hospital and industrial development, based on their apparent relative values

 . Measures the potential impact of supply/demand imbalances for fixed versus variable rate securities

 . Considers the yields available for securities with different maturities and a security's maturity in light of the outlook for interest rates to identify individual securities that offer return advantages at similar risk levels

--------------------------------------------------------------------------------
Risks, performance and expenses
--------------------------------------------------------------------------------

Principal risks of investing in the fund

Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund, or the fund could underperform other short-term municipal debt instruments or money market funds, if:

 . Interest rates rise, causing the value of the fund's portfolio to decline
 . The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or the security's credit rating is downgraded
 . New York municipal securities fall out of favor with investors. The fund will suffer more than a national municipal fund from adverse events affecting New York municipal issuers
 . Unfavorable legislation affects the tax-exempt status of municipal securities . The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect

It is possible that some of the fund's income distributions may be, and distributions of the fund's gains generally will be, subject to federal, New York state and New York City taxation. The fund may realize taxable gains on the sale of its securities or on transactions in futures contracts. Some of the fund's income may be subject to the federal alternative minimum tax. In addition, distributions of the fund's income and gains will be taxable to investors in states other than New York.

The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund. To the extent the fund concentrates its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers.

Who may want to invest  The fund may be an appropriate investment if you:

 . Are a New York taxpayer in a high federal tax bracket seeking current income exempt from New York and federal taxation
 . Seeking exposure to short-term municipal securities at a minimum level of additional risk
 . Are looking to allocate a portion of your assets to money market securities

Risk return bar chart

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future.

The bar chart shows the performance of the fund's Class A shares for each of the past 6 full calendar years. Class Y shares would have different performance because of their different expenses.

                           [BAR GRAPH APPEARS HERE]

                        Total Return for Class A Shares

                                93      5%
                                94      5%
                                95      5%
                                96      5%
                                97      5%
                                98      5%

                       Calendar years ended December 31

Quarterly returns:  Highest:  xx% in ___ quarter 199X;  Lowest:   xx% in ___
                    quarter 199X
                    Year to date: xx% through 6/30/99.

7 day yield:  As of December 31, 1998:  Class A - ___%; Class Y - ___%.

Risk return table

This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown with that of the 90-day Treasury bill. This table assumes redemption of shares at the end of the period, and reinvestment of distributions and dividends.

   Average Annual Total Returns -- Calendar Years Ended December 31, 1998

     Class        1 year  5 years  10 years  Since inception  Inception date
       A                           n/a                             9/12/92
       Y                  n/a      n/a                            xx/xx/xx
  [90 day T-bill                                    *                 n/a]

*Comparison begins on April 30, 1998.

Fees table
This table sets forth the fees and expenses you will pay if you invest in fund shares.

--------------------------------------------------------------------
Shareholder fees
--------------------------------------------------------------------

(Fees paid directly from your investment)          Class A   Class Y

Maximum sales charge (load) imposed on purchases     None      None

Maximum deferred sales charge (load)                 None*     None

-----------------------------------------------
Annual fund operating expenses
-----------------------------------------------

(expenses deducted from fund assets)

Management fees                                       .50%     .50%

Distribution and service (12b-1) fees                 .10%     None

Other expenses
                                                       --        --
Total annual fund operating expenses
                                                       ==        ==


* Class A Shares acquired through an exchange for shares of another Smith Barney Mutual Fund which were originally acquired at net asset value subject to a contingent deferred sales charge ("CDSC") remain subject to the original fund's CDSC.

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:
 .  You invest $10,000 in the fund for the period shown
 .  Your investment has a 5% return each year
 .  You reinvest all distributions and dividends without a sales charge
 .  The fund's operating expenses remain the same
 .  Redemption at the end of the period

-----------------------------------------------------------------------------
 Number of years you own your shares
-----------------------------------------------------------------------------

                                       1 year  3 years  5 years  10 years
               Class A                 $       $        $        $
               Class Y                 $       $        $        $

--------------------------------------------------------------------------------
More on the fund's investments
--------------------------------------------------------------------------------

New York municipal securities New York municipal securities include debt obligations issued by certain non-New York governmental issuers such as Puerto Rico, the Virgin Islands and Guam. The interest on New York municipal securities is exempt from federal income tax and New York personal income tax. As a result, the interest rate on these securities normally is lower than it would be if the securities were subject to taxation. The municipal securities in which the fund invests include general obligation and revenue bonds and notes and tax-exempt commercial paper. The fund may invest in floating or variable rate municipal securities. Some of these securities may have stated final maturities of more than 397 days but have demand features that entitle the fund to receive the principal amount of the securities either at any time or at specified intervals.

Structured securities The fund may invest up to 20% of its assets in three types of structured securities: tender option bonds, partnership interests and swap-based securities. These securities represent participation interests in a special purpose trust or partnership holding one or more municipal bonds and/or municipal bond interest rate swaps. A typical swap enables the trust or partnership to exchange a municipal bond interest rate for a floating or variable, short-term municipal interest rate.

These structured securities are a type of derivative instrument. Unlike some derivatives, these securities are not designed to leverage the fund's portfolio or increase its exposure to interest rate risk.

Investments in structured securities raise certain tax, legal, regulatory and accounting issues which may not be presented by investments in other municipal bonds. These issues could be resolved in a manner that could hurt the performance of the fund.

Defensive investing The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of taxable money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

--------------------------------------------------------------------------------
Management
--------------------------------------------------------------------------------

Manager The fund's investment manager is SSBC Fund Management Inc., an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.

Management fees During the fiscal year ended March 31, 1999, the manager received an advisory fee equal to 0.50% of the fund's average daily net assets.

Distributor The fund has entered into an agreement with CFBDS, Inc. to distribute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker-dealers sells fund shares to the public.

Distribution plan The fund has adopted a Rule 12b-1 distribution plan for its Class A shares. Under the plan, Class A shares pay a service fee. The fee in Class A shares is an ongoing expense and, over time, it increases the cost of your investment and may cost you more than other types of sales charges.

Year 2000 issue Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the fund. The cost of addressing the Year 2000 issue, if substantial, could adversely affect companies and governments that issue securities held by the fund. The manager and Salomon Smith Barney are addressing the Year 2000 issue for their systems. The fund has been informed by other service providers that they are taking similar measures. Although the fund does not expect the Year 2000 issue to adversely affect it, the fund cannot guarantee that the efforts of the fund, which are limited to requesting and receiving reports from its service providers, or the efforts of its service providers to correct the problem will be successful.

--------------------------------------------------------------------------------
Choosing a class of shares to buy
--------------------------------------------------------------------------------

You may purchase Class A shares which are sold at net asset value with no initial or deferred sales charge. Class A shares are subject to ongoing distribution and service fees.

You may purchase Class Y shares only if you are making an initial investment of at least $15,000,000. Class Y shares are sold at net asset value

You may buy shares from:
 .  A Salomon Smith Barney Financial Consultant
 . An investment dealer in the selling group or a broker that clears through Salomon Smith Barney -- a dealer representative
 . The fund, but only if you are investing through certain qualified plans or certain dealer representatives

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                               Initial             Additional
                                       ----------------------      -----------
                                         Class A    Class Y        All Classes
General                                   $1,000  $15 million          $50
Monthly Systematic Investment Plans       $   25      n/a              $25
Quarterly Systematic Investment Plans     $   50      n/a              $50
Uniform Gift to Minors                    $  250  $15 million          $50

--------------------------------------------------------------------------------
Salomon Smith Barney Brokerage Accounts
--------------------------------------------------------------------------------

If you maintain certain types of securities brokerage accounts with Salomon Smith Barney, you may request that your free credit balances (i.e., immediately available funds) be invested automatically in Class A shares of a designated money market fund either daily or weekly. A complete record of fund dividends, purchases and redemptions will be included on your regular Salomon Smith Barney brokerage statement. In addition to this sweep service, shareholders of Salomon Smith Barney FMA PLUS/SM/ accounts may also take advantage of: a free IRA, free dividend reinvestment, unlimited checking, 100 free ATM withdrawals each year, gain/loss analysis and online computer access to account information. Contact your Salomon Smith Barney Financial Consultant for more complete information.


--------------------------------------------------------------------------------
Letter of Intent:  Class Y shares
--------------------------------------------------------------------------------

You may buy Class Y shares of the fund at net asset value with no initial sales charge. To purchase Class Y shares, you must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of a fund over a 13-month period. To qualify, you must initially invest $5,000,000.

--------------------------------------------------------------------------------
Deferred sales charges
--------------------------------------------------------------------------------

If Class A shares of the fund are acquired by exchange from another Smith Barney fund subject to a deferred sales charge the original deferred sales charge will apply to these shares. If you redeem these shares within 12 months of the date you purchased shares of the original fund, the fund's shares may be subject to a deferred sales charge of 1.00%.

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

You do not pay a deferred sales charge on:

 .  Shares exchanged for shares of another Smith Barney fund
 .  Shares that represent reinvested distributions and dividends
 .  Shares that are no longer subject to the deferred sales charge

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.

Deferred sales charge waivers

The deferred sales charge for Class A shares will generally be waived:

 .  For involuntary redemptions of small account balances
 .  For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the Statement of Additional Information ("SAI").

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------


Through a      You should contact your Salomon Smith Barney Financial Consultant
Salomon        or dealer representative to open a brokerage account and make
Smith          arrangements to buy shares.
Barney
Financial      If you do not provide the following information, your order will be
Consultant     rejected:
represen-
tative            .    Class of shares being bought
                  .    Dollar amount or number of shares being bought


               You should pay for your shares through your brokerage account no later than the third business day after you place your order.
               Salomon Smith Barney or your dealer representative may charge an annual account maintenance fee.
----------------------------------------------------------------------------------------------
Through the    Certain investors who are clients of the selling group are eligible to
fund's         buy shares directly from the fund.
transfer
agent          .  Write the transfer agent at the following address:

                 Smith Barney New York Money Market Portfolio
                 Smith Barney Muni Funds
                 (Specify class of shares)
                 c/o First Data Investor Services Group, Inc.
                 P.O. Box 5128
                 Westborough, Massachusetts 01581-5128

               . Enclose a check to pay for the shares. For initial purchases, complete and send an account application.

               .  For more information, call the transfer agent at 1-800-451-2010.
----------------------------------------------------------------------------------------------
Through a      You may authorize Salomon Smith Barney, your dealer
systematic     representative or the transfer agent to transfer funds automatically
investment     from a regular bank account to buy shares on a regular basis.
plan
               .  Amounts transferred should be at least:  $25 monthly or $50 quarterly

               .  If you do not have sufficient funds in your account on a transfer date, Salomon Smith Barney, your dealer representative or the transfer agent may charge you a fee

               For more information, contact your Salomon Smith Barney Financial
               Consultant, dealer representative or the transfer agent or consult the SAI.

--------------------------------------------------------------------------------
Exchanging shares
--------------------------------------------------------------------------------


Smith          You should contact your Salomon Smith Barney Financial Consultant
Barney         or dealer representative to exchange into other Smith Barney funds.
offers a       Be sure to read the prospectus of the Smith Barney fund you are
distinctive    exchanging into.
family of
funds          .  You may exchange shares only for shares of the same class of
tailored to    another Smith Barney fund.  Not all Smith Barney funds offer all
help meet      classes.
the varying
needs of       .  Not all Smith Barney funds may be offered in your state of
both large     residence.  Contact your Salomon Smith Barney Financial Consultant,
and small      dealer representative or the transfer agent.
investors
               .  You must meet the minimum investment amount for each fund

               .  If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers
               (documents transferring ownership of certificates) before the exchange is effective.

               .  The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.
----------------------------------------------------------------------------------------------
Sales          Your shares may be subject to an initial sales charge at the time of the
charges        exchange.  For more information, contact your Salomon Smith Barney
               Financial Consultant, dealer representative or the transfer agent.

               Your deferred sales charge (if any) will continue to be measured from the date of your original purchase of another fund's shares subject to a deferred sales charge.
----------------------------------------------------------------------------------------------
By             If you do not have a brokerage account, you may be eligible to
telephone      exchange shares through the transfer agent.  You must complete an authorization form to authorize telephone transfers.  If eligible, you may make telephone exchanges on any day the New York Stock
               Exchange is open.  Call the transfer agent at 1-800-451-2010 between
               9:00 a.m. and 5:00 p.m. (Eastern time).  Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

               You can make telephone exchanges only between accounts that have identical registrations.
----------------------------------------------------------------------------------------------
By mail        If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the transfer agent at the address on the opposite page.

--------------------------------------------------------------------------------
Redeeming shares
--------------------------------------------------------------------------------

Generally      Contact your Salomon Smith Barney Financial Consultant or
               dealer representative to redeem shares of the fund.

               If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

               If the shares are held by a fiduciary or corporation, other documents may be required.

               Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

               If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction.  In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
----------------------------------------------------------------------------------------------
By mail        For accounts held directly at the fund, send written requests to transfer agent at the following address:

                 Smith Barney New York Money Market Portfolio
                 Smith Barney Muni Funds
                 (Specify class of shares)
                 c/o First Data Investor Services Group, Inc.
                 P.O. Box 5128
                 Westborough, Massachusetts 01581-5128

               Your written request must provide the following:

               .  Your account number

               . The class of shares and the dollar amount or number of shares to be redeemed

               . Signatures of each owner exactly as the account is registered


By             If you do not have a brokerage account, you may be eligible to
telephone      redeem shares in amounts up to $10,000 per day through the transfer agent.  You must complete an authorization form to authorize telephone redemptions.  If eligible, you may request redemptions by telephone on any day the New York Stock
               Exchange is open.  Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time).  Requests
               received after the close of regular trading on the Exchange are priced at the net asset value next determined.

               Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form. You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other documents.

Automatic      You can arrange for the automatic redemption of a portion of
cash           your shares on a monthly or quarterly basis.  To qualify you
withdrawal     must own shares of the fund with a value of at least $10,000
plans          and each automatic redemption must be at least $50.  If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1%
               per month of the value of your shares subject to a deferred sales charge.

               The following conditions apply:

               .  Your shares must not be represented by certificates

               .  All dividends and distributions must be reinvested

               For more information, contact your Salomon Smith Barney Financial
               Consultant or dealer representative or consult the SAI.


--------------------------------------------------------------------------------
Other things to know about share transactions
--------------------------------------------------------------------------------

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

          .  Name of the fund
          .  Account number
          .  Class of shares being bought, exchanged or redeemed
          . Dollar amount or number of shares being bought, exchanged or redeemed
          .  Signature of each owner exactly as the account is registered

The transfer agent will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide a personal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

 .  Are redeeming over $10,000 of shares

 .  Are sending signed share certificates or stock powers to the transfer agent

 . Instruct the transfer agent to mail the check to an address different from the one on your account

 .  Changed your account registration

 .  Want the check paid to someone other than the account owner(s)

 . Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

 .  Suspend the offering of shares

 .  Waive or change minimum and additional investment amounts

 .  Reject any purchase or exchange order

 .  Change, revoke or suspend the exchange privilege

 .  Suspend telephone transactions

 . Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission

 . Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities.

Small account balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

--------------------------------------------------------------------------------
Dividends, distributions and taxes
--------------------------------------------------------------------------------

Dividends The fund declares a dividend of substantially all of its net investment income on each day the New York Stock Exchange (NYSE) is open. Income dividends are paid monthly. The fund generally makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from income. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.

----------------------------------------------------------------------------------
Transaction                   Federal tax status             New York tax status
Redemption or exchange of     Usually no gain or loss;       Usually no gain or
 shares                       loss may result to extent of   loss; loss may result
                              any deferred sales charge      to extent of any
                                                             deferred sales charge

Long-term capital gain        Taxable gain                   Taxable gain
distributions

Short-term capital gain       Ordinary income                Ordinary income
distributions

Dividends                     Exempt if from interest on     Exempt if from
                              tax-exempt securities,         interest on New York
                              otherwise ordinary income      municipal securities,
                                                             otherwise ordinary
                                                             income
----------------------------------------------------------------------------------

The fund anticipates that it will normally not earn or distribute any long-term capital gains.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

--------------------------------------------------------------------------------
Share price
--------------------------------------------------------------------------------

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund uses the amortized cost method to value its portfolio securities. Using this method, the fund constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the fund.

------------------------------------------------------------------------------
                                              Purchase is Effective
    Form of Purchase Payment                   and Dividends Begin
------------------------------------------------------------------------------

   . Payment in federal funds      If received         At the close of regular
   . Having a sufficient cash      before              trading on the
   balance in your account with    the close of        Exchange on that day
   Salomon Smith Barney or a       regular trading
   selling group member            on the Exchange:

                                   If received after   At the close of regular
                                   the close of        trading on the
                                   regular trading     Exchange on the next
                                   on the Exchange:    business day
-----------------------------------------------------------------------------
   . Other forms of payment,
   with conversion into, or
   advance of, federal funds by    At the close of regular trading on the
   Salomon Smith Barney or a       Exchange on the next business day
   selling group member
   . Other forms of payment
   received by the transfer agent
------------------------------------------------------------------------------

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

--------------------------------------------------------------------------------
Financial highlights
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the performance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with the fund's financial statements, is included in the annual report (available upon request).

--------------------------------------------------------------------------------
For a Class A share of beneficial interest outstanding throughout each year ended March 31:
--------------------------------------------------------------------------------

                                1999     1998        1997       1996       1995
---------------------------------------------------------------------------------
Net asset value,
  beginning of year                   $     1.00   $   1.00   $   1.00   $   1.00
---------------------------------------------------------------------------------
Income from
operations:
  Net investment                           0.030      0.028      0.038      0.025
---------------------------------------------------------------------------------
Total income from investment               0.030      0.028      0.038      0.025
 operations
---------------------------------------------------------------------------------
Less:
  Dividends from net
  investment income                       (0.030)     (0.28)    (0.038)    (0.025)
---------------------------------------------------------------------------------
Total distributions                       (0.030)    (0.028)    (0.038)    (0.025)
---------------------------------------------------------------------------------
Net asset value, end of year          $     1.00   $   1.00   $   1.00   $   1.00
---------------------------------------------------------------------------------
Total return                                3.04%      2.85%      3.17%      2.49%
---------------------------------------------------------------------------------
Net assets, end of
  year (000)'s                        $1,161,000   $937,115   $882,492   $708,391
---------------------------------------------------------------------------------
Ratios to average
net assets:
  Expenses/(1)/                             0.65%      0.67%      0.67%      0.68%
  Net investment
  income (loss)                             2.99       2.80       3.11       2.94
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------
For a Class Y share of beneficial interest outstanding throughout each year ended March 31:
--------------------------------------------------------------------------------


                                           1999
                                         ------
Net asset value, beginning of year
-----------------------------------------------
Income from operations:
   Net investment
-----------------------------------------------
Total income from investment operations
-----------------------------------------------
Less:
  Dividends from net
  investment income
-----------------------------------------------
Total distributions
-----------------------------------------------
Net asset value, end of year
-----------------------------------------------
Total return
-----------------------------------------------
Net assets, end of year (000)'s
-----------------------------------------------
Ratio to average net assets:
   Expenses
   Net investment income (loss)
-----------------------------------------------

(1)  For the period from [date] (inception date) to March 31, 1999.
(2) Total return is not annualized, as it may not be representative of the total return for the year.
(3)  Annualized.

Salomon Smith Barney(SM)
a member of citigroup [Symbol]

New York Money Market Portfolio
-- an investment portfolio of Smith Barney Muni Funds

Shareholder reports Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at www.smithbarney.com

You can also review and copy the fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get copies of these materials for a duplicating fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009. Information about the public reference room may be obtained by calling 1-800-SEC-0330. You can get the same information free from the Commission's Internet web site at http:www.sec.gov

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

(SM)Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file no. 811-04395)
[FD00000 7/99]


Part B

Smith Barney Muni Funds
388 Greenwich Street
New York, NY 10013

Statement of Additional
Information
July 29, 1999


	This Statement of Additional Information (the "SAI") expands upon and supplements the information contained in the current prospectuses of the Smith Barney Muni Funds dated July 29, 1999, each as amended or supplemented from time to time, and should be read in conjunction with the prospectuses. Shares of Smith Barney Muni Funds are offered currently with a choice of eight portfolios: the National Portfolio, the Limited Term Portfolio, the Florida Portfolio, the Georgia
Portfolio, the New York Portfolio, the Pennsylvania Portfolio, the California Money Market Portfolio and the New York Money Market
Portfolio (collectively referred to as "funds" and individually as a "fund"). Additional information about a fund's investments is available in the fund's annual and semi-annual reports to shareholders. Each fund's prospectus may be obtained free of charge from your Salomon
Smith Barney Financial Consultant or by writing or calling the fund at the address or telephone number set forth above. This SAI, although not in itself a prospectus, is incorporated by reference into the prospectus in its entirety.

TABLE OF CONTENTS
Page

Investment Objective and Management Policies
		2
Trustees and Officers
	14
Distribution
	18
Purchase of Shares
	20
Redemption of Shares
	22
Valuation of Shares
	23
Exchange Privilege
	24
Fund Name
	26
Performance Data
	28
The Funds
	31
Voting Rights
	32
Taxes
	33
Additional Information
	35
Financial Statements
	36

Appendix A - Ratings Definitions
	A-1
Appendix B - Special Considerations Relating to California Municipal
Obligations	B-1
Appendix C - Special Considerations Relating to Florida Municipal
Obligations		C-1
Appendix D - Special Considerations Relating to Georgia Municipal
Obligations		D-1
Appendix E - Special Considerations Relating to New York Municipal
Obligations	E-1
Appendix F - Special Considerations Relating to Pennsylvania Municipal
Obligations	F-1

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

	Each prospectus discusses a specific fund's investment objective and policies. The following discussion supplements the description of each fund's investment policies in its prospectus. SSBC Fund
Management, Inc. ("SSBC" or the "Manager") serves as investment manager and administrator to each fund.

	National Portfolio. The National Portfolio seeks as high a level of income exempt from federal income taxes as is consistent with prudent investing. The National Portfolio has a fundamental policy that, under normal market conditions, it will seek to invest 100% of its total assets - and the fund will invest not less than 80% of its total assets - in municipal obligations the interest on which is exempt from federal income taxes (other than the alternative minimum tax ("AMT")). The fund may also invest up to 20% of its assets in taxable fixed income securities issued or guaranteed by the full faith and credit of the United States.

	The Limited Term Portfolio seeks as high a level of income exempt from federal income taxes as is consistent with prudent investing. The Limited Term Portfolio has a fundamental policy that, under normal market conditions, it will seek to invest 100% of its total assets - and the fund will invest not less than 80% of its total assets - in municipal obligations the interest on which is exempt from federal income taxes (other than the AMT). The fund may invest up to 20% of its assets in taxable fixed income securities issued or guaranteed by the full fait and credit of the United States.

	Florida Portfolio seeks to pay its shareholders as high a level of income exempt from federal income taxes as is consistent with prudent investing, and generally selects investments that will enable its shares to be exempt from the Florida intangibles tax. The Florida Portfolio has a fundamental policy that, under normal market conditions, it will seek to invest 100% of its total assets - and the fund will invest not less than 80% of its total assets - in municipal obligations the interest on which is exempt from federal income taxes (other than the AMT). It is also a fundamental policy that under normal market conditions the fund will invest at least 65% of its net assets in municipal obligations issued by the State of Florida, it's political subdivisions and their agencies and instrumentalities and in other municipal obligations which are exempt from Florida intangibles tax. The fund may invest up to 20% of its assets in taxable fixed income securities, but only in obligations issued or guaranteed by the full faith and credit of the United States.

	Georgia Portfolio seeks to provide as high a level of income exempt from federal income taxes and from Georgia personal income taxes as is consistent with prudent investing. The Georgia Portfolio has a fundamental policy that, under normal market conditions, it will seek to invest 100% of its total assets - and the fund will invest not less than 80% of its total assets - in municipal obligations the interest on which is exempt from federal income taxes (other than the AMT). It is also a fundamental policy that, under normal market conditions, the fund will invest at least 65% of its total assets in municipal obligations, the interest on which is also exempt from the personal income taxes of the State of Georgia in the opinion of bond counsel to issuers. The fund may invest up to 20% of its assets in taxable fixed income securities, but only in obligations issued or guaranteed by the full faith and credit of the United States.

	New York Portfolio seeks to provide as high a level of income exempt from federal income taxes and from New York State and New York City personal income taxes as is consistent with prudent investing. The New York Portfolio has a fundamental policy that, under normal market conditions, it will seek to invest 100% of its total assets - the fund will invest not less than 80% of its total assets - in municipal obligations the interest on which is exempt from federal income taxes (other than the AMT) and not less than 65% of its total assets in municipal obligations the interest on which is also exempt from personal income taxes of New York State in the opinion of bond counsel to issuers. The fund may invest up to 20% of its total assets in taxable fixed income securities, but only in obligations issued or guaranteed by the full faith and credit of the United States.

	Pennsylvania Portfolio seeks to pay its shareholders as high a level of income exempt from both federal income taxes and Pennsylvania personal income taxes as is consistent with prudent investing. The Pennsylvania Portfolio has a fundamental policy that, under normal market conditions, it will seek to invest 100% of its total assets - and the fund will invest not less than 80% of its total assets - in municipal obligations the interest on which is exempt from federal income taxes (other than the AMT). It is also a fundamental policy that under normal market conditions, the fund will invest at least 65% of its assets in municipal obligations the interest on which is also exempt from personal income taxes of the Commonwealth of Pennsylvania in the opinion of bond counsel to the issuers. The fund may invest up to 20% of its assets in taxable fixed income securities, but only in obligations issued or guaranteed by the full faith and credit of the United States.

	California Money Market Portfolio seeks to provide income exempt from federal income taxes and from California personal income taxes from a fund of high quality short-term municipal obligations selected for liquidity and stability. The California Money Market Portfolio has a fundamental policy that, under normal market conditions, at least 80% of its total assets will be invested in securities that produce income that is exempt from federal income taxes (other than the AMT) and from California personal income taxes in the opinion of bond counsel for the various issuers.

	New York Money Market Portfolio seeks to provide its shareholders with income exempt from both federal income taxes and New York State and New York City personal income taxes from a fund of high quality short-term New York municipal obligations selected for liquidity and stability. The New
York Money Market Portfolio has a fundamental policy that, under normal market conditions, at least 80% of its total assets will be invested in securities that produce income that is exempt from federal income taxes (other than the AMT) and from New York State and City personal income taxes in the opinion of bond counsel for the various issuers.

	Municipal Obligations. In general, municipal obligations are debt obligations (bonds or notes) issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities the interest on which is exempt from Federal income tax in the opinion of bond counsel to the issuer. Municipal obligations are issued to obtain funds for various public purposes, many of which may enhance the quality of life, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, gas, and electric utilities. They may also be issued to refund outstanding obligations, to obtain funds for general operating expenses, or to obtain funds to loan to other public institutions and facilities and in anticipation of the receipt of revenue or the issuance of other obligations. In addition, the term "municipal obligations" includes certain types of industrial development bonds ("IDBs") issued by public authorities to obtain funds to provide various privately-operated facilities for business and manufacturing, housing, sports, convention or trade show facilities, airport, mass transit, port and parking facilities, air or water pollution control facilities, and certain facilities for water supply, gas, electricity or sewerage or solid waste disposal.

	The two principal classifications of municipal obligations are "general obligation" and "revenue." General obligations are secured by a municipal issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue obligations are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Although IDBs are issued by municipal authorities, they are generally secured by the revenues derived from payments of the industrial user. The payment of the principal and interest on IDBs is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Currently, the majority of each fund's municipal obligations are revenue bonds.

	For purposes of diversification and concentration under the Investment Company Act of 1940, as amended (the "1940 Act"), the identification of the issuer of municipal obligations depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision is regarded as the sole issuer. Similarly, in the case of an IDB or a pollution control revenue bond, if the bond is backed only by the assets and revenues of the non-governmental user, the non-governmental user is regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guaranty is regarded as a separate security and treated as an issue of such guarantor. Similar criteria apply for purposes of the diversification requirements under Subchapter M of the Internal Revenue Code (the "Code").

	The yields on municipal obligations are dependent on a variety of factors, including general market conditions, supply and demand, general conditions of the municipal market, size of a particular offering, the maturity of the obligation and the rating of the issue.
The ratings of Nationally Recognized Statistical Ratings Organizations ("NRSROs") such as Moody's Investment Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P") represent their opinions as to the quality to the municipal obligations that they undertake to rate.
It should be emphasized, however, that such ratings are general and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields when purchased in the open market, while municipal obligations of the same maturity and coupon with different ratings may have the same yield.

	Each fund may invest in securities the disposition of which is subject to legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher dealer discounts or other selling expenses than does the sale of securities that are not subject to restrictions on resale. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale.

	Securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates). In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the manager believes to be a temporary disparity in the normal yield relationship between the two securities. The fund believes that, in general, the secondary market for tax-exempt securities in each of the fund's portfolios may be less liquid than that for taxable fixed-income securities. Accordingly, the ability of a fund to make purchases and sales of securities in the foregoing manner may be limited. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, but instead due to such factors as changes in the overall demand for or supply of various types of tax-exempt securities or changes in the investment objectives of investors.

	Municipal obligations also are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any one or more issuers to pay, when due, the principal of and interest on its or their Municipal Bonds may be materially affected.



	Ratings. Municipal bonds purchased for the fund (except California Money Market and New York Money Market Portfolios ) must, at the time of purchase, be investment-grade municipal bonds, and at least two-thirds of a fund's municipal bonds must be rated within the three highest ratings categories by NRSRO. Investment-grade bonds are rated within the four highest categories by an NRSRO, such as those rated Aaa, Aa, A and Baa by Moody's or AAA, AA, A and BBB by S&P or, if unrated, determined to be of comparable quality by the manager; pre-refunded bonds escrowed by U.S. Treasury obligations are considered AAA rated (the highest rating) even though the issuer does not obtain a new rating. Up to one-third of assets of a fund may be invested in municipal bonds rated in the fourth highest category (this grade, while regarded as having an adequate capacity to pay interest and repay principal, is considered to be of medium quality and has speculative characteristics) or is unrated municipal bonds if, based upon credit analysis by the manager, it is believed that such securities are at least of comparable quality to those securities in which the fund may invest. In determining the suitability of an investment in an unrated municipal bond, the manager will take into consideration debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer and other general conditions as may be relevant, including comparability to other issues. After a fund purchases a municipal bond, the issue may cease to be rated or its rating may be reduced below the minimum required for purchase. Such an event would not require the elimination of the issue from the fund but the manager will consider such an event in determining whether the fund should continue to hold the security.

	Each fund's (except California Money Market and New York Money Market Portfolios) short-term municipal obligations will be limited to high-grade obligations (obligations that are secured by the full faith and credit of the United States or are rated MIG 1 or MIG 2, VMIG 1 or VMIG 2 or Prime-1 or Aa or better by Moody's or SP-1+, SP-1, SP-2, or A-1 or AA or better by S&P or have a rating within comparable categories by any other NRSRO, or obligations that are unrated but determined by the manager to be comparable).

	Short-Term Instruments. Among the types of short-term instruments in which each fund may invest are floating- or variable-rate demand instruments, tax-exempt commercial paper (generally having a maturity of less than nine months), and other types of notes generally having maturities of less than three years, such as Tax Anticipation Notes, Revenue Anticipation Notes, Tax and Revenue Anticipation Notes and Bond Anticipation Notes. Demand instruments usually have an indicated maturity of more than one year, but contain a demand feature that enables the holder to redeem the investment on no more than 30 days' notice; variable-rate demand instruments provide for automatic establishment of a new interest rate on set dates; floating-rate demand instruments provide for automatic adjustment of their interest rates whenever some other specified interest rate changes (e.g., the prime rate). Each fund may purchase participation interests in variable-rate tax-exempt securities (such as Industrial Development Bonds) owned by banks. Participations are frequently backed by an irrevocable letter of credit or guarantee of a bank that the manager has determined meets the prescribed quality standards for the fund. Participation interests will be purchased only; if management believes interest income on such interests will be tax-exempt when distributed as dividends to shareholders.

	Investments in participation interests in variable-rate tax-exempt securities (such as IDBs) purchased from banks give the purchaser an undivided interest in the tax-exempt security in the proportion that the fund participation interest bears to the total principal amount of the tax-exempt security with a demand repurchase feature. Participation interests are frequently backed by an irrevocable letter of credit or guarantee of a bank that the manager, under the supervision of the Trustees, has determined meets the prescribed quality standards for the fund. A fund has the right to sell the instrument back to the bank and draw on the letter of credit on demand on seven days' notice or less, for all or any part of the fund's participation interest in the tax-exempt security, plus accrued interest. Each fund intends to exercise the demand under the letter of credit only (1) upon a default under the terms of the documents of the tax-exempt security,
(2) as needed to provide liquidity in order to meet redemptions, or (3) to maintain a high quality investment fund. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the tax-exempt securities over the negotiated yield at which the instruments were purchased by a fund. The manager will monitor the pricing, quality and liquidity of the variable-rate demand instruments held by each fund, including the IDBs supported by bank letters of credit or guarantees, on the basis of published financial information, reports of rating agencies and other bank analytical services to which the manager may subscribe.

	Money Market Instruments. The California Money Market Portfolio and New York Money Market Portfolio each operate as a money market fund, and utilize certain investment policies so that, to the extent reasonably possible, its price per share will not change from $1.00, although no assurance can be given that this goal will be achieved on a continuous basis. For example, neither fund will not purchase a security which, after giving effect to any demand features, has a remaining maturity of greater than 13 months, or maintain a dollar-weighted average fund maturity in excess of 90 days.

	The California Money Market and New York Money Market Portfolios' investments are limited to United States dollar-denominated instruments that, at the time of acquisition (including any related credit enhancement features) have received a rating in one of the two highest categories for short-term debt obligations from the "Requisite NRSROs," securities of issuers that have received such a rating with respect to other comparable securities, and comparable unrated securities. "Requisite NRSROs" means (a) any two nationally recognized statistical rating organizations NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) one NRSRO, if only one NRSRO has issued such rating at the time that the fund acquires the security. The NRSROs currently designated as such by the SEC are S&P, Moody's, Duff and Phelps Inc., Fitch IBCA, Inc. ("Fitch") and Thomson BankWatch.

	The California Money Market and New York Money Market funds may each invest up to 20% of the value of their assets in one or more of the three principal types of derivative product structures described below. Derivative products are typically structured by a bank, broker-dealer or other financial institution. A derivative product generally consists of a trust or partnership through which the fund holds an interest in one or more underlying bonds coupled with a conditional right to sell ("put") the fund's interest in the underlying bonds at par plus accrued interest to a financial institution (a "Liquidity Provider"). Typically, a derivative product is structured as a trust or partnership which provides for pass-through tax-exempt income.
There a are currently three principal types of derivative structures:
(1) "Tender Option Bonds", which are instruments which grant the holder thereof the right to put an underlying bond at par plus accrued interest at specified intervals to a Liquidity Provider; (2) "Swap Products", in which the trust or partnership swaps the payments due on an underlying bond with a swap counterpart who agrees to pay a floating municipal money market interest rate:; and (3) "Partnerships", which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement.

	Investments in derivative products raise certain tax, legal, regulatory and accounting issues which may not be presented by investments in other municipal bonds. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of a fund. For example, the tax-exempt treatment of the interest paid to holders of derivative products is premised on the legal conclusion that the holders of such derivative products have an ownership interest in the underlying bonds. While the fund receives an opinion of legal counsel to the effect that the income from each derivative product is tax-exempt to the same extent as the underlying bond, the Internal Revenue Service (the "IRS") has not issued a ruling on this subject. Were the IRS to issue an adverse ruling, there is a risk that the interest paid on such derivative products would be deemed taxable.

	The fund's intend to limit the risk of derivative products by purchasing only those derivative products that are consistent with the fund's investment objective and policies. The funds will not use such instruments to leverage securities. Hence, derivative products' contributions to the overall market risk characteristics of a fund will not materially alter its risk profile and will be fully representative of the fund's maturity guidelines.

	Stand-By Commitments. The California Money Market and New York Money Market Portfolio's may acquire "stand-by commitments" with respect to municipal obligations held in their respective funds.
Under a stand-by commitment a dealer agrees to purchase, at the fund's option, specified municipal obligations at a specified price. The funds intend to enter into stand-by commitments only with dealers, banks and broker-dealers that, in the opinion of the manager, present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, the manager will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information. Because a fund invests in securities backed by banks and other financial institutions, change in the credit quality of these institutions could cause losses to the fund and effect its share price. The funds will acquire stand-by commitments solely to facilitate fund liquidity and do not intend to exercise their rights thereunder for trading purposes.

	Other Factors to be Considered. The California Money Market and New York Money Market Portfolios anticipate being as fully invested as practicable in tax-exempt securities. The funds may invest in taxable investments due to market conditions or pending investment of proceeds from sales of shares or proceeds from the sale of fund securities or in anticipation of redemptions. However, the funds generally expect to invest the proceeds received from the sale of shares in municipal obligations as soon as reasonably possible, which is generally within one day. At no time will more than 20% of the funds' net assets be invested in taxable investments except when the manager has determined that market conditions warrant a fund adopting a temporary defensive investment posture. To the extent a fund's assets are invested for temporary defensive purposes, such assets will not be invested in a manner designed to achieve a fund's investment objective.

	From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations, and similar proposals may be introduced in the future. If one of these proposals were enacted, the availability of tax exempt obligations for investment by the funds and the value of a fund's would be affected. The fund's
Board of Directors would then reevaluate the portfolio's investment objective and policies.

	Municipal Bond Index Futures Contracts. The portfolios may each invest in municipal bond futures contracts (currently trade on the Chicago Board of Trade) are enlisted contracts based U.S. government securities as a hedging policy in pursuant of its investment objective; provided that immediately thereafter not more than 33 1/3% of the portfolio's net assets (except California Money Market and New York Money Market Funds) would be hedged or the amount of margin deposits on the portfolio's existing futures contracts would not exceed 5% (except California Money Market and New York Money Market Funds) on the value of its total assets. A municipal bond index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a fund specific dollar amount multiplied by the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. No physical delivery of the underlying municipal bonds in the index is made. Municipal bond index futures contracts based on an index of 40 tax-exempt, long-term municipal bonds with an original issue size of at least $50 million and a rating of A-or higher by S&P or A or higher by Moody's began trading in mid-1985. The purpose of the acquisition or sale of a municipal bond index futures contract by the fund, as the holder of long-term municipal securities, is to protect a fund from fluctuations in interest rates on tax-exempt securities without actually buying or selling long-term municipal securities.

	There are several risks in connection with the use of futures contracts as a hedging device. Successful use of futures contracts by a fund is subject to the manager's ability to predict correctly movements in the direction of interest rates. Such predictions involve skills and techniques which may be different from those involved in the management of a long-term municipal bond fund. In addition, there can be no assurance that there will be a correlation between movements in the price of the municipal bond index and movements in the price of the Municipal Bonds which are the subject of the hedge. The degree of imperfection of correlation depends upon various circumstances, such as variations in speculative market demand for futures contracts and municipal securities, technical influences on futures trading, and differences between the municipal securities being hedged and the municipal securities underlying the futures contracts, in such respects as interest rate levels, maturities and creditworthiness of issuers. A decision of whether, when and how to hedge involves the exercise of skill and judgment and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates.

	Although a fund intends to purchase or sell futures contracts only if there is an active market for such contracts, there is no assurance that a liquid market will exist for the contracts at any particular time. Most domestic futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, it will not be possible to close a futures position and, in the event of adverse price movements, the fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the fund being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, there is no guarantee that the price of Municipal Bonds will, in fact, correlate with the price movements in the municipal bond index futures contract and thus provide an offset to losses on a futures contract.

	If a fund has hedged against the possibility of an increase in interest rates adversely affecting the value of the Municipal Bonds held in its fund and rates decrease instead, the fund will lose part or all of the benefit of the increased value of the Municipal Bonds it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the decline in interest rates. The fund may have to sell securities at a time when it may be disadvantageous to do so.

	When a fund purchases municipal bond index futures contracts, an amount of cash and U.S. government securities or other high grade debt securities equal to the market value of the futures contracts will be deposited in a segregated account with the fund's custodian or in the fund's records to collateralize the positions and thereby insure that the use of such futures contracts is not leveraged. In addition, the ability of a fund to trade in municipal bond index futures contracts and options on interest rate futures contracts may be materially limited by the requirements of the Code applicable to a regulated investment company. See "Taxes."

	Municipal Leases. Each fund (except California Money Market and New York Money Market Portfolios) may invest without limit in "municipal leases," which generally are participations in intermediate- and short-term debt obligations issued by municipalities consisting of leases or installment purchase contracts for property or equipment. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. Although "non-appropriation" lease obligations are often secured by the underlying property, disposition of the property in the event of foreclosure might prove difficult. There is no limitation on the percentage of the fund's assets that may be invested in municipal lease obligations. In evaluating municipal lease obligations, the manager will consider such factors as it deems appropriate, which may include:
(a) whether the lease can be canceled; (b) the ability of the lease obligee to direct the sale of the underlying assets; (c) the general creditworthiness of the lease obligor; (d) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (e) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (f) whether the security is backed by a credit enhancement such as insurance; and (g) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services rather than those covered by the lease obligation.

	Special Considerations Relating to California Municipal
Securities. See Appendix B for a discussion of the considerations relating to California Municipal Securities.

	Special Considerations Relating to Florida Municipal Securities. See Appendix C for a discussion of the considerations relating to Florida Municipal Securities.

	Special Considerations Relating to Georgia Municipal Securities. See Appendix D for a discussion of the considerations relating to Georgia Municipal Securities.

	Special Considerations Relating to New York Municipal Securities. See Appendix E for a discussion of the considerations relating to New York Municipal Securities.

	Special Considerations Relating to Pennsylvania Municipal
Securities. See Appendix F for a discussion of the considerations relating to Pennsylvania Municipal Securities.

	Private Activity Bonds. Each fund may invest without limits in private activity bonds. Interest income on certain types of private activity bonds issued after August 7, 1986 to finance non-governmental activities is a specific tax preference item for purposes of the federal individual and corporate alternative minimum taxes. Individual and corporate shareholders may be subject to a federal alternative minimum tax to the extent that the fund's dividends are derived from interest on those bonds.






	Zero Coupon Securities. Each fund (except California Money Market and New York Money Market Portfolios) may invest in zero coupon bonds. Zero coupon securities are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity of a specified cash payment date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par values. The discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon securities generally are more volatile than the market prices of other debt securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do debt securities having similar maturities and credit quality. The credit risk factors pertaining to low-rated securities also apply to low-rated zero coupon bonds. Such zero coupon bonds carry an additional risk in that, unlike bonds which pay interest throughout the period to maturity, the fund will realize no cash until the cash payment date unless a portion of such securities is sold and, if the issuer defaults, the fund may obtain no return at all on its investment.

	Current federal income tax laws may require the holder of a zero coupon security to accrue income with respect to that security prior to the receipt of cash payments. To maintain its qualification as a registered investment company and avoid liability for federal income taxes, a fund may be required to distribute income accrued with respect to zero coupon securities and may have to dispose of fund securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

	When-Issued Securities. Each fund may purchase municipal bonds on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). The payment obligation and the interest rate that will be received on the municipal bonds purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment. Although a fund will purchase municipal bonds on a when-issued basis only with the intention of actually acquiring the securities, the fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy.

	Municipal bonds are subject to changes in value based upon the public's perception of the creditworthiness of the issuers and changes, real or anticipated, in the level of interest rates. In general, municipal bonds tend to appreciate when interest rates decline and depreciate when interest rates rise. Purchasing municipal bonds on a when-issued basis, therefore, can involve the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. To account for this risk, a separate account of the fund consisting of cash or liquid debt securities equal to the amount of the when-issued commitments will be established at the fund's custodian bank. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account on a daily basis so the value of the account will equal the amount of such commitments by the fund. Placing securities rather than cash in the segregated account may have a leveraging effect on the fund's net assets. That is, to the extent the fund remains substantially fully invested in securities at the same time it has committed to purchase securities on a when-issued basis, there will be greater fluctuations in its net assets than if it had set aside cash to satisfy its purchase commitments. Upon the settlement date of the when-issued securities, the fund will meet obligations from then-available cash flow, sale of securities held in the segregated account, sale of other securities or, although it normally would not expect to do so, from the sale of the when-issued securities themselves (which may have a value greater or less than the fund's payment obligations). Sales of securities to meet such obligations may involve the realization of capital gains, which are not exempt from federal income taxes or individual state personal income tax.

	When a fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

	Short-Term Trading. Fund transactions will be undertaken principally to accomplish each fund's objective in relation to anticipated movements in the general level of interest rates, but each fund may also engage in short-term trading consistent with its objective.

	Short-term Borrowing. The funds may borrow on a short-term basis in amounts of up to 5% of its assets in order to facilitate the settlement of fund securities transactions.

	Non-diversified status. The Georgia Portfolio, Pennsylvania Portfolio, the California Money Market and New York Money Market Portfolios are each classified as a non-diversified investment company under the Investment Company Act of 1940 (the "1940 Act"), which means that the funds are not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Each fund intends to conduct its operations, however, so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code", which will relieve each fund of any liability for federal income tax and California and New York state, respectively, franchise tax to the extent its earnings are distributed to shareholders. To so qualify, among other requirements, the funds will limit their investments so that, at the close of each quarter of the taxable year, (a) not more than 25% of the market value of the fund's total assets will be invested in the securities of a single issuer and (b) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the fund will not own more than 10% of the outstanding voting securities of a single issuer. The funds' assumption of large positions in the obligations of a small number of issuers may cause a fund's share price to fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers.

	Illiquid Securities. Each fund (except California Money Market and New York Money Market Portfolios) will not invest more than 15% of the value of its net assets in illiquid securities, including those for which there is no established market. The New York Money Market and California Money Market Portfolios will not invest more than 10% of the value of their total assets in illiquid securities, which may include certain derivative products and will include any repurchase transactions that do not mature within seven days.

	Portfolio Turnover. Each fund's portfolio turnover rate (the lesser of purchases or sales of fund securities during the year, excluding purchases or sales of short-term securities, divided by the monthly average value of fund securities) generally is not expected to exceed 100%, but the fund turnover rate will not be a limiting factor whenever the fund deems it desirable to sell or purchase securities. Securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another security of comparable quality may be purchased at approximately the same time in order to take advantage of what the fund believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of tax-exempt securities.

Investment Restrictions

	Each of the funds is subject to certain restrictions and policies that are "fundamental," which means that they may not be changed without a "vote of a majority of the outstanding voting securities" of the fund, as defined under the 1940 Act and Rule 18f-2 thereunder (see "Voting"). The funds are subject to other restrictions and policies that are "non-fundamental" and which may be changed by the fund's Board of Trustees without shareholder approval, subject to any applicable disclosure requirements.

Fundamental Policies - All funds. Without the approval of a majority of its outstanding voting securities, no fund may:

1.	Issue "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

2.	Invest more than 25% of its total assets in securities, the
issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

3.	Borrow money, except that (a) the fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the fund will be limited so that no more than 33 -1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

4.	Make loans. This restriction does not apply to: (a) the purchase of debt obligations in which the fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its fund securities, to the fullest extent permitted under the 1940 Act.

5.	Engage in the business of underwriting securities issued by other persons, except to the extent that the fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of fund securities.

6.	Purchase or sell real estate, real estate mortgages, real estate investment trust securities, commodities or commodity contracts, but this restriction shall not prevent the fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held;
or (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the fund's investment objective and policies).

Additional fundamental Policies. Without the approval of a majority of its outstanding voting securities, neither the National Portfolio nor the Limited Term Portfolio may:

1.	Invest in a manner that would cause the fund to fail to be a
"diversified company" under the Act and the rules, regulations and orders thereunder.

Nonfundamental Policies.  As a nonfundamental policy, no fund may:

1.	Purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of fund securities) or sell any securities short (except "against the box"). For purposes of this restriction, the deposit or payment by the fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

2.	Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

3.	Write or purchase put, call, straddle or spread options.

4.	Invest more than 5% of its assets in unseasoned issuers with less than three years of continuous operation (including that of predecessors).

5.	Purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that each fund may invest in the securities of issuers which operate, invest in, or sponsor such programs.

Additional Nonfundamental Policies.  As a nonfundamental policy,

1.	Neither the National Portfolio nor the New York Portfolio may
invest in securities of another investment company except as permitted by Section 12(d)(1) of the 1940 Act or as part of a merger, consolidation, or acquisition.

	All of the foregoing restrictions stated in terms of percentages will apply at the time an investment is made; a subsequent increase or decrease in the percentage that may result from changes in values or net assets will not result in a violation of the restriction.

TRUSTEES AND OFFICERS

	Set forth below is a list of each Trustee and executive officer of the fund, including a description of principal occupation during the last 5 years, age and address of each such person. All officers of the fund have their business address at 388 Greenwich Street, New York, NY 10013.

LEE ABRAHAM, Trustee (Age 71).
Retired; formerly Chairman and Chief Executive Officer of Associated Merchandising Corporation, a major retail merchandising and sourcing organization; His address is 106 Barnes Road, Stamford, Connecticut 06902.

ALLAN J. BLOOSTEIN, Trustee (Age 69).
President of Allan J. Bloostein Associates, a consulting firm; Director of CVS Corporation, a drug store chain, and Taubman Centers Inc., a real estate development company; Retired Vice Chairman and Director of The May Department Stores Company; His address is 27 West 67th Street, New York, New York 10023.

JANE DASHER, Trustee (Age 49).
Investment Officer of Korsant Partners, a family investment company; Prior to 1997, an Independent Financial Consultant; From 1975 to 1987 held various positions with Philip Morris Companies, Inc. including Director of Financial Services, Treasurers Department.

DONALD R. FOLEY, Trustee (Age 76).
Retired, 3668 Freshwater Drive, Jupiter, Florida 33477. Formerly Vice President of Edwin Bird Wilson, Incorporated (advertising).



RICHARD E. HANSON, Jr., Trustee (Age 57).
Head of School, New Atlanta Jewish Community High School, Atlanta, Georgia, since September 1996; formerly Headmaster, The Peck School, Morristown, New Jersey; prior to July 1, 1994, Headmaster, Lawrence County Day School-Woodmere Academy, Woodmere, New York; His address is 58 Ivy Chase, Atlanta, GA 30342.

PAUL HARDIN, Trustee (Age 68).
Professor of Law at University of North Carolina at Chapel Hill, 12083 Morehead, Chapel Hill, North Carolina 27514. Director of The Summit Bancorporation. Formerly, Chancellor of the University of North
Carolina at Chapel Hill.

*HEATH B. MCLENDON, Chairman of the Board, President and Chief
Executive Officer (Age 66).
Managing Director of Salomon Smith Barney; Trustee or Director of 64 investment companies affiliated with Salomon Smith Barney; President of SSBC and Travelers Investment Advisors ("TIA"); former Chairman of Smith Barney Strategy Advisors Inc.

RODERICK C. RASMUSSEN, Trustee (Age 73).
Investment Counselor, 9 Cadence Court, Morristown, NJ 07960. Formerly, Vice President of Dresdner and Company Inc. (investment counselors).

JOHN P. TOOLAN, Trustee (Age 68).
Retired, 13 Chadwell Place, Morristown, New Jersey, 07960. Trustee or director of ten investment companies associated with Smith Barney. Formerly, Director and Chairman of Smith Barney Trust Company, Director of Smith Barney Holdings Inc. and the Manager and Senior Executive Vice President, Director and Member of the Executive Committee of Smith Barney.

LEWIS E. DAIDONE, Senior Vice President and Treasurer (Age 41).
Managing Director of Salomon Smith Barney; Senior Vice President and Treasurer of 59 investment companies affiliated with Citigroup, and Director and Senior Vice President of the manager and TIA.

PETER M. COFFEY, Vice President and Investment Officer  (Age 55).
Managing Director of Salomon Smith Barney; Vice President of the
Manager and of five investment companies associated with Salomon Smith
Barney.

JOSEPH DEANE, Vice President and Investment Officer (Age 50).
Managing Director of Salomon Smith Barney and Investment Officer of SSBC; prior to July 1993, Senior Vice President and Managing Director of Shearson Lehman Advisors.

JOSEPH BENEVENTO, Vice President and Investment Officer (Age 30).
Vice President of Smith Barney and Vice President of the fund and four investment companies associated with Salomon Smith Barney.

PAUL A. BROOK, Controller (Age 45).
Director of Salomon Smith Barney; Controller or Assistant Treasurer of 43 investment companies affiliated with Citigroup since 1998; Prior to 1998 Managing Director of AMT Capital Services Inc.; Prior to 1997, Partner with Ernst & Young LLP.

IRVING DAVID, Controller (California and New York Money Market portfolios) (Age 37).
Director of Salomon Smith Barney. Controller or Assistant Treasurer of 43 investment companies affiliated with Citigroup. Prior to March, 1994, Assistant Treasurer of First Investment Management Company.



CHRISTINA T. SYDOR, Secretary (Age 48).
Managing Director of Salomon Smith Barney and Secretary of 59 investment companies affiliated with Salomon Smith Barney; Secretary and General Counsel of the Manager and TIA.

*Designates a Trustee that is an "interested person" as defined in the Investment Company Act of 1940, as amended (the "Act"). Such persons compensated by Smith Barney and are not separately compensated by the fund for serving as a fund officer or Trustee.

	The following table shows the compensation paid by the fund to each person who was a Trustee during the fund's last fiscal year. None of the officers of the fund received any compensation from the fund for such period. Officers and interested Trustees of the fund are compensated by Saloman Smith Barney.

COMPENSATION TABLE

Name of Person
Aggregate
Compensation
from Fund
For Fiscal
Year
Ended
03/31/99
Pension or
Retirement
Benefits
Accrued as
part of
Fund
Expenses
Total
Compensation
from Fund
Complex for
Calendar Year
Ended 12/31/98
Number of
Funds for
Which Person
Serves within
Fund Complex
as of
03/31/98
Lee Abraham++




Allan J.
Bloostein++




Jane F. Dasher++




Joseph H. Fleiss@




Donald R. Foley+




Richard E.
Hanson++




Paul Hardin




Heath B. McLendon*




Roderick C.
Rasmussen




John P. Toolan+




_________________________

*	Designates a person that is an "interested Trustee" of the fund.
+	Pursuant to a deferred compensation plan, the indicated persons elected to defer payment of the following amounts of their
compensation from the fund: Donald R. Foley - $______, and John
P. Toolan - $_____, and the following amounts of their
compensation from the fund Complex:  Donald R. Foley: $______, and John P. Toolan: $______.
++	Elected as of April 19, 1999, therefore no compensation was paid by the Trust through December 31, 1999.
@	Effective January 1, 1998, Mr. Fleiss became a Trustee Emeritus.
Upon attainment of age 72 the fund's current Trustees may elect to change to emeritus status. Any Trustees elected or appointed to the Board in the future will be required to change to emeritus status upon attainment of age 80. Trustees Emeritus are entitled to serve in emeritus status for a maximum of 10 years during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to the fund's Trustees, together with reasonable out-of-pocket expenses for each meeting attended. For the last Fiscal year, the total paid to Emeritus
Trustees by the fund was $_________.

	On _________ 1999, the Trustees and officers owned in the aggregate less than 1% of the outstanding shares of each fund of the fund.




Investment Manager and Administrator

	SSBC Fund Management, Inc. serves as investment manager to each of the funds pursuant to a written agreement (the "Advisory Agreement"). The services provided by the manager under the Advisory Agreement are described in the prospectus under "Management." The manager pays the salary of any officer and employee who is employed by both it and the fund. The manager bears all expenses in connection with the performance of its services. The manager is a wholly owned subsidiary of Citigroup Inc. ("Citigroup").

	The Management Agreement for the National Portfolio, the Georgia Portfolio and Pennsylvania Portfolio provides for a management fee at the annual rate of 0.45% of the fund's average net assets. The management fee for the Limited Term Portfolio, the Florida Portfolio and the New York Portfolio is an annual rate of 0.50% of the fund's average net assets.

	At a Meeting of Shareholders of the Limited Term Portfolio, the Florida Portfolio and the New York Portfolio held on December 15, 1995, the shareholders of each of these funds approved a new Management Agreement that increases the effective management fee paid by Smith Barney Muni funds on behalf of each of these funds from 0.45% to 0.50% of each of these funds' average daily net assets.

	The Management Agreements for the California Money Market Portfolio and the New York Money Market Portfolio provide for the payment of a management fee at an annual rate based on each Money Market fund's average daily net assets in accordance with the following schedule:

		0.50% on the first $2.5 billion of net assets;
		0.475% on the next $2.5 billion; and
		0.45% on net assets in excess of $5 billion.

	Based on the current asset levels of each Money Market Portfolio, the effective rate of the management fee for each of the money market funds is _______.

	For the fiscal years ended March 31, 1999, 1998 and 1997, the management fee paid by each fund was as follows:

PORTFOLIO

1999

1998

1997





National

$1,754,116
$1,780,788
Limited Term

1,416,637
1,495,020
New York

3,734,185
3,682,923
Florida

974,400
876,101
California Money

7,817,640
6,706,574
New York Money

5,154,859
4,554,023
Georgia (a)

35,458
6,917
Pennsylvania (b)

13,969
--

(a)	The manager waived its management fee in excess of 0.42% of the portfolio's average daily net assets for the fiscal year ended
March 31, 1997 and in excess of 0.33% of the portfolio's average daily net assets for the fiscal year ended March 31, 1998.
(b)	The manager waived its entire management fee with respect to the
Pennsylvania Portfolio for the fiscal year March 31, 1997 and its management fee in excess of 0.33% of the portfolio's average daily net assets for the fiscal year ended March 31, 1998.

	The Management Agreements further provide that all other expenses not specifically assumed by the manager under the Management Agreement on behalf of each fund are borne by the fund. Expenses payable by the fund include, but are not limited to, all charges of custodians (including sums as custodian and sums for keeping books and for rendering other services to the fund) and shareholder servicing agents, expenses of preparing, printing and distributing all prospectuses, proxy material, reports and notices to shareholders, all expenses of shareholders' and Trustees' meetings, filing fees and expenses relating to the registration and qualification of the fund's shares and the fund under Federal or state securities laws and maintaining such registrations and qualifications (including the printing of the fund's registration statements), fees of auditors and legal counsel, costs of performing fund valuations, out-of-pocket expenses of Trustees and fees of Trustees who are not "interested persons" as defined in the 1940
Act, interest, taxes and governmental fees, fees and commissions of every kind, expenses of issue, repurchase or redemption of shares, insurance expense, association membership dues, all other costs incident to the fund's existence and extraordinary expenses such as litigation and indemnification expenses. Direct expenses of each portfolio of the fund, including but not limited to the management fee, are charged to that fund, and general trust expenses are allocated among the funds on the basis of relative net assets.

	The manager has voluntarily agreed to waive its fees if in any fiscal year the aggregate expenses of any Class of the following funds, exclusive of 12b-1 fees, taxes, brokerage, interest and extraordinary expenses, such as litigation costs, exceed the indicated percentage of such fund's average net assets for that fiscal year:

National
0.65%
Limited Term
0.70%
New York
0.70%
Florida
0.70%
California Money Market
0.70%
New York Money Market
0.70%
Georgia
0.65%
Pennsylvania
0.65%

	The foregoing expense limitations may be terminated at any time by the manager by notification to existing shareholders and by supplementing the relevant fund's then-current prospectus and/or SAI.

DISTRIBUTION

	Distributor. CFBDS, Inc., located at 20 Milk Street, Boston, MA 02109-5408, serves as the fund's distributor on a best efforts basis pursuant to a distribution agreement dated October 8, 1998 (the "Distribution Agreement"), which was approved by the fund's board of directors. Prior to the merger of Travelers Group, Inc. and Citicorp on October 8, 1998, Salomon Smith Barney served as the fund's distributor.

	The fund, on behalf of each fund, has adopted a plan of distribution pursuant to Rule 12b-1 (the "Plan") under the 1940 Act under which a service fee is paid by each class of shares (other than Class Y shares) of each fund to Salomon Smith Barney in connection with shareholder service expenses. The service fee is equal to 0.15% of the average daily net assets of each class (the service fee payable by the Class A shares of the California and New York Money Market funds is 0.10%). In addition, each fund pays Salomon Smith Barney a distribution fee with respect to Class B and Class L shares (except California Money Market Fund and New York Money Market Fund which do not offer Class B or L shares and Limited Term Portfolio which does not offer Class B shares), calculated at the annual rates of 0.50% and 0.55%, respectively, of the value of the fund's average daily net assets attributable to those classes primarily intended to compensate Salomon Smith Barney for its initial expense of paying Financial Consultants a commission upon sales of those shares. Class B shares that automatically convert to Class A shares eight years after the date of original purchase will no longer be subject to a distribution fee.
	For the year ended March 31, 1999, the table below represents the fees which have been accrued and/or paid to Salomon Smith Barney pursuant to Rule 12b-1 each for each of the fund's portfolios:

PORTFOLIO

Class A

Class B

Class L

Class Y

Total

California Money
Market

N/A
N/A


National





Limited Term

N/A



Florida





Georgia





New York





NY Money Market





Pennsylvania







Commissions on Class A Shares. For the 1996 and 1997 fiscal years, the aggregate dollar amount of commissions on Class A shares, all of which was paid to Salomon Smith Barney, is as follows:


Class A

Name of Fund
Fiscal Year
Ended
12/31/96
Fiscal Year
Ended 12/31/97

California Money Market
$
$

National
$
$

Limited Term
$
$

Florida
$
$

Georgia
$
$

New York
$
$

New York Money Market
$
$

Pennsylvania
$
$



For the period January 1, 1998 through October 7, 1998 and for the period October 8, 1998 through December 31, 1998, the aggregate dollar amounts of commissions on Class A shares, are as follows:


Class A

Name of Fund
01/01/98
through
10/07/98*
10/08/98
through
12/31/98**

California Money Market
$
$

National
$
$

Limited Term
$
$

Florida
$
$

Georgia
$
$

New York
$
$

New York Money Market
$
$

Pennsylvania
$
$



*The entire amount was paid to Salomon Smith Barney.

** The following amounts were paid to Salomon Smith Barney: $______, $______, and $___respectively.

Commissions on Class L Shares. For the period June 12, 1998 through October 7, 1998 and for the period October 8, 1998 through October 31, 1998, the aggregate dollar amounts of commission on Class L shares are as follows:



Class L
(On June 12, 1998, Class C
shares were renamed Class L
shares)*

Name of Fund
06/12/98
through
10/07/98*
10/08/98
through
12/31/98**

California Money Market
$
$

National
$
$

Limited Term
$
$

Florida
$
$

Georgia
$
$

New York
$
$

New York Money Market
$
$

Pennsylvania
$
$


*The entire amount was paid to Salomon Smith Barney.

** The following amounts were paid to Salomon Smith Barney: $_____, $_____, and $____, respectively.

	As set forth in the prospectuses, a contingent deferred sales charge ("CDSC") may be imposed on certain redemptions of Class A, Class B and Class L shares. The amount of the CDSC will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. See "Deferred Sales Charge Provisions" below.

Custodian

	All fund securities and cash owned by the fund will be held in the custody of PNC Bank, National Association, 17th and Chestnut
Streets, Philadelphia, Pennsylvania  19103.

Auditors

	KPMG LLP, 345 Park Avenue, New York, New York 10154, has been selected as independent auditors to examine and report on the fund's financial statements for the fiscal year ending March 31, 2000.

PURCHASE OF SHARES

	The National Portfolio, Georgia Portfolio, New York Portfolio and Pennsylvania Portfolio each offer four classes ("Classes") of shares:
Class A, Class B, Class L and Class Y. The Limited Term Portfolio offers three classes of shares: Class A, Class L and Class Y. Class A shares are sold to investors with an initial sales charge and Class B shares are sold without an initial sales charge but with higher ongoing expenses and a Contingent Deferred Sales Charge ("CDSC") payable upon certain redemption's. Class L shares are sold with a lower initial sales charge than Class A shares but with higher ongoing expenses and a CDSC. Class Y shares are sold without an initial sales charge and are available only to investors investing a minimum of $15,000,000. The California Money Market Portfolio and the New York Money Market
Portfolio each offer two classes of shares:  Class A and Class Y.
Class A shares of each of the California Money Market and New York
Money Market Portfolios are sold without an initial sales charge.
These alternatives are designed to provide investors with the flexibility of selecting an investment best suited to his or her needs based on the amount of purchase, the length of time the investor expects to hold the shares and other circumstances.

	The following classes of shares are available for purchase. See the prospectus for a discussion of factors to consider in selecting which Class of shares to purchase.

Class A Shares. Class A shares are sold to investors at the public offering price, which is the net asset value plus an initial sales charge as follows:



Amount of
Investment

Sales Charge as
a %
Of Transaction

Sales Charge as
a %
of Amount
Invested
Dealers'
Reallowance as %
of Offering Price
Less than $25,000
4.00%
4.17%
3.60%
$ 25,000 - 49,999
3.50
3.63
3.15
50,000 - 99,999
3.00
3.09
2.70
100,000 - 249,999
2.50
2.56
2.25
250,000 - 499,999
1.50
1.52
1.35
500,000 and over
*
*
*

* Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge, but will be subject to a deferred sales charge of 1.00% on redemptions made within 12 months of purchase. The deferred sales charge on Class A shares is payable to Salomon Smith Barney, which compensates Salomon Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The deferred sales charge is waived in the same circumstances in which the deferred sales charge applicable to Class B and Class L shares is waived. See "Purchase of Shares-Deferred Sales Charge Alternatives" and "Purchase of Shares-Waivers of Deferred Sales Charge."

Members of a selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of a fund as defined in the Securities Act of 1933. The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of a fund made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

Class B Shares. Class B shares are sold without an initial sales charge but are subject to a deferred sales charge payable upon certain redemptions. See "Deferred Sales Charge Provisions" below.



Class L Shares. Class L shares are sold with an initial sales charge of 1.00% (which is equal to 1.01% of the amount invested) and are subject to a deferred sales charge payable upon certain redemptions. See "Deferred Sales Charge Provisions" below. Until June 22, 2001 purchases of Class L shares by investors who were holders of Class C shares of the fund on June 12, 1998 will not be subject to the 1% initial sales charge.

Class Y Shares. Class Y shares are sold without an initial sales charge or deferred sales charge and are available only to investors investing a minimum of $15,000,000 (except purchases of Class Y shares by Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount).

General

Investors may purchase shares from a Salomon Smith Barney Financial Consultant or a Dealer Representative. In addition, certain investors, including qualified retirement plans purchasing through certain Dealer Representatives, may purchase shares directly from a fund. When purchasing shares of a fund, investors must specify which class is being purchased. Salomon Smith Barney and Dealer Representatives may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at First Data Investor Services Group, Inc. ("First Data" or "transfer agent") are not subject to a maintenance fee.

Investors in Class A, Class B and Class L shares may open an account in a fund by making an initial investment of at least $1,000 for each account, in the fund. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For shareholders purchasing shares of a fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class L shares and subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of a fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment required for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, unitholders who invest distributions from a Unit Investment Trust ("UIT") sponsored by Salomon Smith Barney, and Directors/Trustees of any of the Smith Barney Mutual Funds, and their spouses and children. A fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by First Data. Share certificates are issued only upon a shareholder's written request to First Data.

Purchase orders received by a fund or a Salomon Smith Barney Financial Consultant prior to the close of regular trading on the NYSE, on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day (the ''trade date'').
Orders received by a Dealer Representative prior to the close of regular trading on the NYSE on any day a fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by a fund or the fund's agent prior to its close of business. For shares purchased through Salomon Smith Barney or a Dealer Representative purchasing through Salomon Smith Barney, payment for shares of the fund is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

Systematic Investment Plan. Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Salomon Smith Barney or First Data is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder, to provide for systematic additions to the shareholder's fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Salomon Smith Barney or First Data. The Systematic Investment Plan also authorizes Salomon Smith Barney to apply cash held in the shareholder's Salomon Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the fund or a Salomon Smith Barney Financial Consultant or a Dealer Representative.

Sales Charge Waivers and Reductions

Initial Sales Charge Waivers. Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board Members and employees of Citigroup and its subsidiaries and any Citigroup affiliated funds including the Smith Barney Mutual Funds (including retired Board Members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such company with the fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Salomon Smith Barney Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Salomon Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge;
(d) purchases by shareholders who have redeemed Class A shares in the fund (or Class A shares of another Smith Barney Mutual Fund that is offered with a sales charge) and who wish to reinvest their redemption proceeds in the fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Citigroup; (f) purchases by a separate account used to fund certain unregistered variable annuity contracts; (g) investments of distributions from a UIT sponsored by Salomon Smith Barney; and (h) purchases by investors participating in a Salomon Smith Barney fee-based arrangement. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

Right of Accumulation. Class A shares of the fund may be purchased by ''any person'' (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the fund and of other Smith Barney Mutual Funds that are offered with a sales charge as currently listed under ''Exchange Privilege'' then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Letter of Intent - Class A Shares. A Letter of Intent for an amount of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the ''Amount of Investment'' as referred to in the preceding sales charge table includes (i) all Class A shares of the fund and other Smith Barney Mutual Funds offered with a sales charge acquired during the term of the letter plus (ii) the value of all Class A shares previously purchased and still owned. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. The term of the Letter will commence upon the date the Letter is signed, or at the options of the investor, up to 90 days before such date. Please contact a Salomon Smith Barney Financial Consultant or First Data to obtain a Letter of Intent application.

Letter of Intent - Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares (except purchases of Class Y shares by Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount). Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the fund and agree to purchase a total of $15,000,000 of Class Y shares of the fund within six months from the date of the Letter for the Georgia, Pennsylvania, Florida and New York Portfolios, or 13 months for the National, Limited Term, California Money Market and New York Money Market Portfolios. If a total investment of $15,000,000 is not made within the 13- or six-month period, as applicable, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the fund's Class A shares, which may include a deferred sales charge of 1.00%. Please contact a Salomon Smith Barney Financial Consultant or First Data for further information.

Deferred Sales Charge Provisions

''Deferred Sales Charge Shares'' are: (a) Class B shares; (b) Class L shares; and (c) Class A shares that were purchased without an initial sales charge but are subject to a deferred sales charge. A deferred sales charge may be imposed on certain redemptions of these shares.

Any applicable deferred sales charge will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. Deferred Sales Charge Shares that are redeemed will not be subject to a deferred sales charge to the extent the value of such shares represents: (a) capital appreciation of fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class L shares and Class A shares that are Deferred Sales Charge Shares, shares redeemed more than 12 months after their purchase.

Class L shares and Class A shares that are Deferred Sales Charge Shares are subject to a 1.00% deferred sales charge if redeemed within 12 months of purchase. In circumstances in which the deferred sales charge is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Salomon Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders.


Year Since Purchase Payment Was
Made

Deferred sales charge

First

4.50%

Second

4.00

Third

3.00

Fourth

2.00

Fifth

1.00

Sixth and thereafter

0.00

Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B Dividend Shares owned by the shareholders as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder.

The length of time that Deferred Sales Charge Shares acquired through an exchange have been held will be calculated from the date the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any deferred sales charge will be paid to Salomon Smith Barney.
To provide an example, assume an investor purchased 100 Class B shares of the fund at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares of the fund through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The deferred sales charge would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

Waivers of Deferred Sales Charge

The deferred sales charge will be waived on: (a) exchanges (see ''Exchange Privilege''); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see ''Automatic Cash Withdrawal Plan'') (however, automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans established prior to November 7, 1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 591/2; (e) involuntary redemptions; and (f) redemptions of shares to effect a combination of the fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any deferred sales charge imposed on the prior redemption.

Deferred sales charge waivers will be granted subject to confirmation (by Salomon Smith Barney in the case of shareholders who are also Salomon Smith Barney clients or by First Data in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

Volume Discounts

The schedule of sales charges on Class A shares described in the prospectus applies to purchases made by any "purchaser," which is defined to include the following: (a) an individual; (b) an individual's spouse and his or her children purchasing shares for their own account; (c) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account; and (d) a trustee or other professional fiduciary (including a bank, or an investment adviser registered with the SEC under the Investment Advisers Act of


1940, as amended) purchasing shares of the fund for one or more trust estates or fiduciary accounts. Purchasers who wish to combine purchase orders to take advantage of volume discounts on Class A shares should contact a Salomon Smith Barney Financial Consultant.

Determination of Public Offering Price

Each fund offers its shares to the public on a continuous basis. The public offering price for a Class A, Class L (effective June 12, 1998 the former Class C shares were renamed Class L shares) and Class Y share of a fund is equal to the net asset value per share at the time of purchase, plus for Class A and Class L shares an initial sales charge based on the aggregate amount of the investment. The public offering price for a Class B share (and Class A share purchases, including applicable rights of accumulation, equaling or exceeding $500,000) is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. A contingent deferred sales charge ("CDSC"), however, is imposed on certain redemptions of Class B and Class L shares, and Class A shares when purchased in amounts equaling or exceeding $500,000. The method of computation of the public offering price is shown in the fund's financial statements, incorporated by reference in their entirety into this SAI.

REDEMPTION OF SHARES

	The right of redemption may be suspended or the date of payment postponed (a) for any period during which the New York Stock Exchange, Inc. ("NYSE") is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the fund's investments or determination of net asset value is not reasonably practicable or (c) for such other periods as the SEC by order may permit for protection of the fund's shareholders.

	If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First Data together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $10,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the federal Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. First Data may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until First Data receives all required documents in proper form.

	If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the Transfer Agent receives further instructions from Salomon
Smith Barney, or if the shareholder's account is not with Salomon Smith Barney, form the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act, in extraordinary circumstances.
Generally, if the redemption proceeds are remitted to a Salomon Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Salomon Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.


Distributions in Kind

	If the Board of Directors of the fund determines that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly in cash, each fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the fund's net assets by a distribution in kind of fund securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.

Automatic Cash Withdrawal Plan

	An automatic cash withdrawal plan (the "Withdrawal Plan") is available to shareholders who own shares with a value of at least $10,000 and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of the fund as may be necessary to cover the stipulated withdrawal payment. Any applicable CDSC will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences. (With respect to Withdrawal Plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of the shareholder's shares that are subject to a CDSC). To the extent withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in the fund, there will be a reduction in the value of the shareholder's investment, and continued withdrawal payments may reduce the shareholder's investment and ultimately exhaust it. Withdrawal payments should not be considered as income from investment in the fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the fund at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholder in amounts of less than $5,000 ordinarily will not be permitted. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the fund.

	Shareholders who wish to participate in the Withdrawal Plan and who hold their shares in certificate form must deposit their share certificates with the Transfer Agent as agent for Withdrawal Plan members. For additional information, shareholders should contact a Salomon Smith Barney Financial Consultant or their Financial Consultant, the Introducing Broker or dealer in the selling group. A shareholder who purchases shares directly through the Transfer Agent may continue to do so and applications for participation in the Withdrawal Plan must be received by the Transfer Agent no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal.

VALUATION OF SHARES

	The prospectus states that the net asset value of each fund's Classes of shares will be determined on any date that the New York Stock Exchange ("NYSE") is open. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

	The California Money Market Portfolio and the New York Money Market Portfolio use the "amortized cost method" for valuing fund securities pursuant to Rule 2a-7 under the 1940 Act (the "Rule"). The amortized cost method of valuation of a fund's securities (including any securities held in the separate account maintained for when-issued securities) involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The market value of each fund's securities will fluctuate on the basis of the creditworthiness of the issuers of such securities and with changes in interest rates generally. While the amortized cost method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the fund would receive if it sold the instrument. During such periods the yield to investors in a fund may differ somewhat from that obtained in a similar company that uses mark-to-market values for all its fund securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate fund value on a particular day, a prospective investor in a fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such similar company, and existing investors would receive less (more) investment income. The purpose of this method of valuation is to attempt to maintain a constant net asset value per share, and it is expected that the price of each such fund's shares will remain at $1.00; however, shareholders should be aware that despite procedures that will be followed to have a stable price, including maintaining a maximum dollar-weighted average fund maturity of 90 days, investing in securities that have or are deemed to have remaining maturities of only 13 months or less and investing in only United States dollar-denominated instruments determined by the fund's Board of Trustees to be of high quality with minimal credit risks and which are Eligible Securities (as defined below), there is no assurance that at some future date there will not be a rapid change in prevailing interest rates, a default by an issuer or some other event that could cause one of these fund's price per share to change from $1.00.

	An Eligible Security is defined in the Rule to mean a security which: (a) has a remaining maturity of 397 days or less; (b)(i) is rated in the two highest short-term rating categories by any two nationally recognized statistical rating organizations ("NRSROs") that have issued a short-term rating with respect to the security or class of debt obligations of the issuer, or (ii) if only one NRSRO has issued a short-term rating with respect to the security, then by that NRSRO;
(c) was a long-term security at the time of issuance, is rated in the three highest long-term rating categories by the requisite NRSROs, and whose issuer has outstanding a short-term debt obligation which is comparable in priority and security and has a rating as specified in clause (b) above; or (d) if no rating is assigned by any NRSRO as provided in clauses (b) and (c) above, the unrated security is determined to be of comparable quality to any such rated security.

EXCHANGE PRIVILEGE

	Except as noted below, shareholders of certain Smith Barney Mutual Funds may exchange all or part of their shares for shares of the same class of other Smith Barney Mutual Funds, to the extent such shares are offered for sale in the shareholder's state of residence, on the basis of relative net asset value per share at the time of exchange as follows:

California, Florida, Georgia, New York, Pennsylvania and National
Portfolios.

	A.	Class A and Class Y shareholders of the fund who wish to
exchange all or a portion of their shares for shares of the respective Class in any of the funds of the Smith Barney Mutual Fund Complex may do so without imposition of any charge.

	B.	Class B shares of the fund exchanged for Class B shares of
another fund will be subject to the higher applicable CDSC of the two funds. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the fund that have been exchanged.

	C.	Upon exchange, the new Class L shares will be deemed to
have been purchased on the same date as the Class L shares of the fund that have been exchanged.




Limited Term Portfolio.

	A.	Class A and Class Y shareholders of the fund who wish to
exchange all or a portion of their shares for shares of the respective Class in any of the funds of the Smith Barney Mutual Fund Complex may do so without imposition of any charge.

	B.	Upon exchange, the new Class L shares will be deemed to
have been purchased on the same date as the Class L shares of the fund that have been exchanged.

California Money Market and New York Money Market Portfolios.

	A.	Class A shares of the fund will be subject to the
appropriate sales charge upon the exchange of such shares for Class A shares of another fund of the Smith Barney Mutual Funds sold with a sales charge.

	B.	Class Y shareholders of the fund who wish to exchange all
or a portion of their Class Y shares for Class Y shares in any of the funds identified above may do so without imposition of any charge.

	The exchange privilege enables shareholders to acquire shares of the same Class in a fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold.
Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. prospectuses may be obtained from a Smith Barney Financial Consultant.

	Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable CDSC, the proceeds immediately invested, at a price as described above, in shares of the fund being acquired. Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

	Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to either fund's performance and its shareholders. The manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the fund's other shareholders. In this event, each fund may, at its discretion, decide to limit additional purchases and/or exchanges by a shareholder.
Upon such a determination, the fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the fund or (b) remain invested in the fund or exchange into any of the funds of the Smith
Barney Mutual funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

Additional Information Regarding Telephone Redemption and Exchange
Program.

	Neither the fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least sever (7) days prior notice to shareholders.

PERFORMANCE DATA

	From time to time, in advertisements and other types of sales literature, each fund may compare its performance to that of other mutual funds with similar investment objectives, to appropriate indices or rankings such as those compiled by Lipper Analytical Services, Inc. or to other financial alternatives.

	Each fund, other than the California Money Market Portfolio and New York Money Market Portfolio, computes the average annual total return during specified periods that would equate the initial amount invested to the ending redeemable value of such investment by adding one to the computed average annual total return, raising the sum to a power equal to the number of years covered by the computation and multiplying the result by one thousand dollars which represents the hypothetical initial investment. The calculation assumes deduction of the maximum sales charge from the initial amount invested and reinvestment of all income dividends and capital gains distributions on the reinvestment dates at prices calculated as stated in the prospectus. The ending redeemable value is determined by assuming a complete redemption at the end of the period(s) covered by the average annual total return computation. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account.

	Each fund's average annual total return with respect to its Class A shares for the one-year period, five- and ten-year periods, if any, and for the life of the fund ended March 31, 1999 is as follows:

Average Annual Total Return

PORTFOLIO

1-Year

5-Years

10-Years

Life of
Fund

Inception
Date







National




8/20/86
Limited
Term




11/28/88
New York




1/16/87
Florida




4/2/91
Georgia




4/4/94
Pennsylvani
a




4/4/94

	Each fund's average annual total return with respect to its Class B shares for the one-year period, five-year period, if any, and for the life of the fund ended March 31, 1999 is as follows:













PORTFOLIO

1-Year

5-Years

Life
of
Fund

Inception
Date






National



11/7/94
New York



11/11/94
Florida



11/16/94
Georgia



6/15/94
Pennsylvani
a



6/20/94

	Each fund's average annual total return with respect to its Class L shares for a one-year period, five-year period, if any, and for the life of the fund's Class L shares through March 31, 1999 is as follows:

PORTFOLIO

1-Year

5-Years

Life of
Fund

Inception
Date






National



1/5/93
Limited
Term



1/5/93
New York



1/8/93
Florida



1/5/93
Georgia



4/14/94
Pennsylvani
a



4/5/94

	Each fund's average annual total return with respect to its Class Y shares for a one-year period, five-year period, if any, and for the life of the fund's Class Y shares through March 31, 1999 is as follows:

PORTFOLIO

1-Year

5-Years

Life of
Fund

Inception
Date






National



1/5/93
Limited
Term



1/5/93
New York



1/8/93
Florida



1/5/93
Georgia



4/14/94
Pennsylvani
a



4/5/94

	Each fund's yield, other than for the California Money Market Portfolio and the New York Money Market Portfolio, is computed by dividing the net investment income per share earned during a specified 30-day period ending at month end by the maximum offering price per share on the last day of such period and annualizing the result. For purposes of yield calculation, interest income is determined based on a yield to maturity percentage for each long-term debt obligation in the fund; income or short-term obligations are based on current payment rate. Yield information may be accompanied with information on tax equivalent yield computed in the same manner, with adjustment for assumed Federal income tax rates. No taxable instruments are presently held by the fund.

	Each fund's distribution rate, other than those of the California Money Market Portfolio and the New York Money Market Portfolio, is calculated by analyzing the latest income distribution and dividing the result by the maximum offering price per share as of the end of the period to which the distribution relates. The distribution rate is not computed in the same manner as, and therefore can be significantly different from, the above-described yield which will be computed in accordance with applicable regulations. A fund may quote its distribution rate together with the above-described standard total return and yield information in its supplemental sales literature. The use of such distribution rates would be subject to an appropriate explanation of, among other matters, how the components of the distribution rate differ from the above described yield.

	California Money Market Portfolio's yield with respect to its Class A shares for the seven-day period ended March 31, 1999 was ___% (the effective yield was ___%) with an average dollar-weighted fund maturity of 41 days; the New York Money Market Portfolio's yield with respect to its Class A shares for the seven-day period ended March 31, 1999 was ___% (the effective yield was ___%) with an average dollar-weighted fund maturity of 45 days. From time to time the California Money Market
Portfolio and New York Money Market Portfolio may advertise their yields, effective yields and taxable equivalent yields. These yield figures are based on historical earnings and are not intended to indicate future performance. The yield of each fund refers to the net investment income generated by an investment in each fund over a specific seven-day period (which will be stated in the advertisement).
This net investment income is then annualized. The effective yield is calculated similarly but, when annualized, the income earned by an investment in each fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment. The tax equivalent yield also is calculated similarly to the yield, except that a stated income tax rate is used to demonstrate the taxable yield necessary to produce an after-tax yield equivalent to the tax-exempt yield of each fund.

	Performance information may be useful in evaluating a fund and for providing a basis for comparison with other financial alternatives.
Since the performance of each fund changes in response to fluctuations in market conditions, interest rates and fund expenses, no performance quotation should be considered a representation as to the fund's performance for any future period.

THE FUNDS

	The interest of a shareholder is in the assets and earnings of the fund in which he or she holds shares. The Board of Trustees has authorized the issuance of shares in separate series, each representing shares in one of the separate funds. Pursuant to such authority, the Board may also authorize the creation of additional series of shares and additional classes of shares within any series. The investment objectives, policies and restrictions applicable to additional funds would be established by the Board of Trustees at the time such funds were established and may differ from those set forth in the prospectuses and this SAI. In the event of liquidation or dissolution of a portfolio or of the fund, shares of a fund are entitled to receive the assets belonging to that fund and a proportionate distribution, based on the relative net assets of the respective funds, of any general assets not belonging to any particular fund that are available for distribution.

	The Declaration of Trust may be amended only by a "majority shareholder vote" as defined therein, except for certain amendments that may be made by the Board of Trustees. The Declaration of Trust and the By-Laws of the fund are designed to make the fund similar in certain respects to an entity organized as a corporation. The principal distinction between the two forms of business organization relates to shareholder liability described below. Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust, which is not the case with a corporation. The Declaration of Trust of the fund provides that shareholders shall not be subject to any personal liability for the acts or obligations of the fund and that every written obligation, contract, instrument or undertaking made by the fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

	Special counsel for the fund is of the opinion that no personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to (a) all types of claims in the latter jurisdictions; (b) tort claims; (c) contract claims where the provision referred to is omitted from the undertaking; (c) claims for taxes; and (d) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the fund; however, upon payment of any such liability the shareholder will be entitled to reimbursement from the general assets of the fund. The Board of Trustees intends to conduct the operations of the fund, with the advice of counsel, in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the fund.

	The Declaration of Trust further provides that no Trustee, officer or employee of the fund is liable to the fund or to a shareholder, except as such liability may arise from his or her or its own bad faith, willful misfeasance, gross negligence, or reckless disregard of his or its duties, nor is any Trustee, officer or employee personally liable to any third persons in connection with the affairs of the fund. It also provides that all third persons shall look solely to the fund property or the property of the appropriate portfolio of the fund for satisfaction of claims arising in connection with the affairs of the fund or a particular portfolio, respectively. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer or employee is entitled to be indemnified against all liability in connection with the affairs of the fund.

	The fund shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination of the Trust or any of the series of the Trust by action of the shareholders or by action of the Trustees upon notice to the shareholders.

VOTING RIGHTS

	The Board of Trustees has the power to alter the number and the terms of office of the Trustees, and may at any time lengthen their own terms or make their terms of unlimited duration (subject to certain removal procedures) and fill vacancies, provided that in accordance with the 1940 Act, (i) a shareholder meeting to elect Trustees must promptly be called if at any time at least a majority of the Trustees have not been elected by the shareholders of the fund, and (ii) at least 2/3 of the Trustees must have been so elected upon the filing of any vacancy by the board without a shareholder vote. Shares do not have cumulative voting rights and therefore the holders of more than 50% of the outstanding shares of the fund may elect all of the Trustees irrespective of the votes of other shareholders. Class A, Class B, Class L and Class Y shares of a portfolio of the fund, if any, represent interests in the assets of that fund and have identical voting, dividend, liquidation and other rights on the same terms and conditions, except that each Class of shares has exclusive voting rights with respect to provisions of the fund's Rule 12b-1 distribution plan which pertain to a particular class.
For example, a change in investment policy for a fund would be voted upon only by shareholders of the fund involved. Additionally, approval of each fund's Management Agreement is a matter to be determined separately by that fund. Approval of a proposal by the shareholders of one fund is effective as to that fund whether or not enough votes are received from the shareholders of the other funds to approve the proposal as to those funds. As of _________, 1999 the following shareholders beneficially owned 5% or more of a class of shares of a portfolio of the fund:

Limited Term Portfolio Class

[5% Shareholder names]


National Portfolio Class

[5% Shareholders names]

Florida Portfolio Class

[5% Shareholders names]

Georgia Portfolio Class

[5% Shareholders names]

New York Portfolio Class

[5% Shareholders names]

Pennsylvania Portfolio Class

[5% Shareholders names]

California Money Market Portfolio Class

[5% Shareholders names]

New York Money market Portfolio

[5% Shareholders names]

TAXES

	Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually. On March 31, 1999, the unused capital loss carryovers, by fund, were approximately as follows:
Limited Term portfolio, $______; California Money Market portfolio,
$_____, New York Money Market portfolio, $______. For Federal income tax purposes, these amounts are available to be applied against future securities gains, if any, that are realized. The carryovers expire as follows:

PORTFOLIO
March 31,





(in thousands)
1999
2000
2001
2002
2003
2004
Limited Term
-
-
-
-
1,888
1,740
CA Money
$23
$9
83
1
1
38
NY Money
-
206
-
-
-
-

	As described above and in the Prospectuses, each fund is designed to provide investors with current income which is excluded from gross income for Federal income tax purposes, and the California Fund and the New York Fund are designed to provide investors with current income exempt from otherwise applicable state and/or local personal income taxes. The trust is not intended to be a balanced investment program and is not designed for investors seeking capital gains or maximum tax-exempt income irrespective of fluctuations in principal. Investment in the trust would not be suitable for tax-exempt institutions, qualified retirement plans, H.R. 10 plans and individual retirement accounts because those investors would not gain any additional tax benefit from the receipt of tax-exempt income.



	Each fund has qualified and intends to continue to qualify each year as a "regulated investment company" under the Code. Provided that a fund
(a) is a regulated investment company and (b) distributes to its shareholders at least 90% of its taxable net investment income
(including, for this purpose, its net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses), the fund will not be liable for Federal income taxes to the extent its taxable net investment income and its net realized long-term and short-term capital gains, if any, are distributed to its shareholders. Any such taxes paid by a fund would reduce the amount of income and gains available for distribution to shareholders.

	Because each fund may distribute exempt-interest dividends, interest on indebtedness incurred by a shareholder to purchase or carry shares of a fund is not deductible for Federal income tax purposes. In addition, the indebtedness is not deductible by a shareholder of a state specific fund for purposes of that state's (or city in the case of New York
Portfolio). If a shareholder receives exempt-interest dividends with respect to any share of a fund and if the share is held by the shareholder for six months or less, then any loss on the sale or exchange of the share may, to the extent of the exempt-interest dividends, be disallowed. In addition, the Code may require a shareholder that receives exempt-interest dividends to treat as taxable income a portion of certain otherwise non-taxable social security and railroad retirement benefit payments. Furthermore, the portion of any exempt-interest dividend paid by a fund that represents income derived from private activity bonds held by the fund may not retain its tax-exempt status in the hands of a shareholder who is a "substantial user" of a facility financed by the bonds, or a "related person" of the substantial user. Moreover, as noted in the Prospectuses (a) some or all of a fund's exempt-interest dividends may be a specific preference item, or a component of an adjustment item, for purposes of the Federal individual and corporate alternative minimum taxes and (b) the receipt of a fund's dividends and distributions may affect a corporate shareholder's Federal "environmental" tax liability if the environment tax is reinstated as proposed by President Clinton. In addition, the receipt of a fund's dividends and distributions may affect a foreign corporate shareholder's Federal "branch profits" tax liability and the Federal and California "excess net passive income" tax liability of a Subchapter S corporation. Shareholders should consult their own tax advisors to determine whether they are (a) "substantial users" with respect to a facility or "related" to those users within the meaning of the Code or (b) subject to a Federal alternative minimum tax, the Federal "environmental" tax, the Federal "branch profits" tax, or the Federal or California "excess net passive income" tax. As a general rule, a fund's gain or loss on a sale or exchange of an investment will be a long-term capital gain or loss if the fund has held the investment for more than one year and will be a short-term capital gain or loss if it has held the investment for one year or less. Furthermore, as a general rule, a shareholder's gain or loss on a sale or redemption of shares of a fund will be a long-term capital gain or loss if the shareholder has held his or her fund shares for more than one year and will be a short-term capital gain or loss if he or she has held the fund shares for one year or less. Shareholders of each fund will receive, as more fully described in the Prospectuses, an annual statement as to the income tax status of his or her dividends and distributions for the prior calendar year. Each shareholder will also receive, if appropriate, various written notices after the close of a fund's prior taxable year as to the Federal income tax status of certain dividends or distributions which were received from the fund during the fund's prior taxable year.

	Generally, interest on municipal obligations is exempt from regular Federal income tax. However, interest on municipal obligations that are considered to be "private activity bonds," as defined in the Internal Revenue Code of 1986, as amended (the "Code"), will not be exempt from Federal income tax to any shareholder who is considered to be a "substantial user" of any facility financed by the proceeds of such obligations (or a "related person" to such "substantial user" as defined in the Code).

	In addition, interest on municipal obligations may subject certain investors' Social Security benefits to Federal income taxation. Tax-exempt interest is included in modified adjusted gross income solely for the purpose of determining what portion, if any, of Social Security benefits will be included in gross income; no tax-exempt interest, including that received from the funds, will be subject to regular
Federal income tax for most investors.

	The Tax Reform Act of 1986 (the "Tax Reform Act") provided that interest on certain municipal obligations (i.e. certain private activity bonds) issued after August 7, 1986 will be treated as a preference item for purposes of both the corporate and individual alternative minimum tax. Under Treasury regulations, that portion of the fund's exempt-interest dividend which is to be treated as a preference item for shareholders will be based on the proportionate share of the interest received by the fund from the specified private activity bonds. In addition, the Tax Reform Act provided generally that tax preference items for corporations will include one-half the amount by which adjusted net book income (which would include tax-exempt interest) of the taxpayer exceeds the alternative minimum taxable income of the taxpayer before any amount is added to alternative minimum taxable income because of this preference.

	A shareholder's gain or loss on the disposition of fund shares whether by redemption, sale or exchange (except in the case of the California and New York Portfolios), generally will be a long-term or short-term gain or loss depending whether the shares had been owned for more than 12 months or not for more than 12 months at disposition. Losses realized by a shareholder on the disposition of fund shares owned for six months or less will be treated as a long-term capital loss to the extent a capital gain dividend had been distributed on such shares.

	From time to time, proceedings have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on municipal obligations. It may be expected that similar proposals may be introduced in the future. If such proposals were to be enacted, the ability of the fund to pay "exempt interest" dividends could be adversely affected and the fund would then need to reevaluate its investment objectives and policies and consider changes in its structure.

ADDITIONAL INFORMATION

	The fund, an open-end management investment company, is organized as a "Massachusetts business trust" pursuant to a Declaration of Trust dated
August 14, 1985.  Pursuant to the Declaration of Trust, the Board of
Trustees has authorized the issuance of different series of shares, each representing shares in separate funds. The assets of each fund are segregated and separately managed. Each share of a fund represents an equal proportionate interest in the net assets of that fund with each other share of the same fund and is entitled to such dividends and distributions out of the net income of that fund as are declared in the discretion of the Board of Trustees. Shareholders are entitled to one vote for each share held and will vote by individual fund except as otherwise permitted by the 1940 Act. It is the intention of the fund not to hold annual meetings of shareholders. The Board of Trustees may call meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the Declaration of Trust, and shareholders are entitled to call a meeting upon a vote of 10% of the fund's outstanding shares for purposes of voting on removal of a Trustee or Trustees. The fund will assist shareholders in calling such a meeting as required by the 1940 Act. Shares do not have cumulative voting rights or preemptive rights and have only such conversion or exchange rights as the Board of Trustees may grant in its discretion. Shares are redeemable as set forth under "Redemption of Shares."

	The fund sends to each of its fund's shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the funds at the end of the reporting period. In an effort to reduce the fund's printing and mailing costs, the fund plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. Shareholders who do not want this consolidation to apply to their account should contact their Financial Consultants or the Transfer Agent.




	PNC Bank, National Association, located at 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, serves as the custodian of the fund.
Under the custody agreement with the fund, PNC holds each fund's portfolio securities and keeps all necessary accounts and records. For its services, PNC receives a monthly fee based upon the month-end market value of securities held in custody and also receives certain securities transaction charges. The assets of the fund are held under bank custodianship in compliance with the 1940 Act.

	First Data, located at Exchange Place, Boston, Massachusetts 02109, serves as the Transfer Agent of the fund. Under the transfer agency agreement, the Transfer Agent maintains the shareholder account records for the fund, handles certain communications between shareholders and the fund and distributes dividends and distributions payable by the fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the fund during the month, and is reimbursed for certain out-of-pocket expenses.

FINANCIAL STATEMENTS

The Fund's financial information will be incorporated by reference to the funds' Annual Reports to Shareholders for the fiscal year ended March 31, 1999 which will be subsequently filed in a post-effective amendment to this registration.

APPENDIX A

Ratings of Municipal Bonds, Notes and Commercial Paper

Moody's Investors Service, Inc.  ("Moody's"):

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa - Bonds that are rated Baa are considered medium-grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Standard & Poor's Ratings Group ("S&P"):

AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB - Debt rated BBB is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories



Fitch/IBCA, Inc.:

AAA - Bonds rated AAA by Fitch have the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is highly unlikely to be adversely affected by foreseeable events.

AA - Bonds rated AA by Fitch have a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A - Bonds rated A by Fitch are considered to have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be strong, but may be more vulnerable to changes in economic conditions and circumstances than bonds with higher ratings.

BBB - Bonds rated BBB by Fitch currently have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to impair this capacity. This is the lowest investment grade category assigned by Fitch.

Plus and minus signs are used by Fitch to indicate the relative position of a credit within a rating category. Plus and minus signs, however, are not used in the AAA category.

Description of State and Local Government Note Ratings

Notes are assigned distinct rating symbols in recognition of the differences between short-term and long-term credit risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk-- long-term secular trends for example-- may be less important over the short run.

Moody's Investors Service, Inc.:

Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG"). A short-term rating may also be assigned on an issue having a demand feature, a variable-rate demand obligation. Such ratings will be designated as "VMIG." Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met. Symbols used are as follows:

MIG/VMIG 1 - Loans bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 - Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.
Standard & Poor's Ratings Group:

SP-1 - Very strong or strong capacity to pay principal interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2 - Satisfactory capacity to pay principal and interest.
Fitch/IBCA, Inc.:

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet financial commitments in a timely manner.

Fitch's short-term ratings are as follows:

F1+ - Issues assigned this rating are regarded as having the strongest capacity for timely payment of financial commitments. The "+" denotes an exceptionally strong credit feature.

F1 - Issues assigned this rating are regarded as having the strongest capacity for timely payment of financial commitments.

F2 - Issues assigned this rating have a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 - The capacity for the timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

DESCRIPTION OF HIGHEST COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.:

Prime-1 - Issuers (or related supporting institutions) rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

Standard & Poor's Ratings Group:

A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.



Appendices B-F - Special Note:

The following information (set forth in Appendices B-F) is a summary of special factors available at the time of the preparation of this SAI affecting municipal obligations for state-specific portfolios (California and New York Money Markets, Florida, Georgia, New York and Pennsylvania Portfolios). For any such state, the summary does not purport to be a complete description and is based on information from official statements and other public information relating to securities offerings, finances and bond ratings of issuers within the state. The manager has not independently verified any such information. The respective states typically indicate that budgetary information is based on estimates and projections of revenues and expenditures for a fiscal year and must not be construed as statements of fact; estimates and projections are based upon various assumptions which may be affected by numerous factors, including future economic conditions in the state and the nation, and that there can be no assurance that the estimates will be achieved. Generally, NRSROs base their ratings on information and materials furnished to the agencies and on investigations, studies and assumptions by the rating agencies at a particular point in time. There is no assurance that any such rating remains in effect for a given period of time or that it will not be lowered or withdrawn entirely if, in the judgment of the NRSRO originally establishing the rating, circumstances so warrant. Any such change or withdrawal of the rating could have an adverse effect on the market price of the bonds.


APPENDIX B

Special Consideration Relating to California Municipal Obligations.

See Special Note prior to Appendix B.

Risk Factors

General Economic Conditions

The economy of the State of California (sometimes referred to herein as the "State") is the largest among the 50 states and one of the largest in the world. This diversified economy has major components in agriculture, manufacturing, high technology, trade, entertainment, tourism, construction and services.

California's July 1, 1998 population of over 33.2 million represented over 13% of the total United States population. As of July 1, 1990 the population of 29,944,000 represented an increase of over 6 million persons, or 26%,during the decade of the 1980s.

California's population is concentrated in metropolitan areas. As of the April 1, 1990 census, 96% resided in the 23 Metropolitan Statistical Areas in the State. As of July 1, 1997, the five-county Los Angeles area accounted for 49%, with 16.0 million residents. The 10-county San Francisco Bay Area represented 21%, with a population of 6.9 million.

From 1990-1993, the State suffered through a severe recession, the worst since the 1930s, heavily influenced by large cutbacks in defense/aerospace industries and military base closures and by a major drop in real estate construction. California's economy has been recovering and growing steadily since the start of 1994. The current economic expansion is marked by strong growth in high technology manufacturing and services, including computer software, electronic manufacturing and motion picture/television production; growth is also strong in other business services, both nonresidential and residential construction and local education.

In May 1998, the State Department of Finance projected that the California economy would continue to show robust growth through 1998, although at a slightly slower pace than in 1997. The Asian economic crisis which began in late 1997 was expected to have some dampening
effects on the State's economy.   However, during the summer of 1998,
the soaring trade deficit, continuing weakness in Asia, initial signs of economic weakness in Canada and Latin America, which have been California's largest trading partners, and the fall in stock prices worldwide all suggests that the May forecasts were too optimistic, particularly for 1999. Other impacts of the international situation may help California, such as the reduction in long-term interest rates.

The State: Fiscal Years Prior to 1998-99

The State's budget problems in the early 1990s were caused by a combination of external economic conditions and a structural imbalance in that the largest general fund programs (K-14 education, health, welfare and corrections) were increasing faster than the revenue base, driven by the State's rapid population growth. The pressures are expected to continue as population trends maintain strong demand for health and welfare services, as the school age population continues to grow, and as the State's corrections program responds to a "Three Strikes" law enacted in 1994, which requires mandatory life prison terms for certain third-time felony offenders. In addition, the State's health and welfare programs are in a transition period as a result of recent federal and state welfare reform initiatives.

As a result of these factors and others, and especially because a severe recession between 1990-1994 reduced revenues and increased expenditures for social welfare programs, from the late 1980s until 1992-93, the State had a period of budget imbalance. During this period, expenditures exceeded revenues in four out of six years, and the State accumulated and sustained a budget deficit in its budget reserve, the Special Fund for Economic Uncertainties ("SFEU") approaching $2.8 billion at its peak at June 30, 1993. Starting in the 1990-91 Fiscal Year and for each fiscal year thereafter, each budget required multibillion dollar actions to bring projected revenues and expenditures into balance.

Despite various remedial actions taken by the State, the effects of the recession led to large, unanticipated deficits in the budget reserve, the SFEU, as compared to projected positive balances. By the 1993-94 Fiscal Year, the accumulated deficit was so large that it was impractical to budget to retire it in one year, so a two-year program was implemented, using the issuance of revenue anticipation warrants to carry a portion of the deficit over the end of the fiscal year. When the economy failed to recover sufficiently in 1993-94, a second two-year plan was implemented in 1994-95, again using cross-fiscal year revenue anticipation warrants to partly finance the deficit into the 1995-96 fiscal year. For several years during the secession, the State was forced to rely increasingly on external debt markets to meet its cash needs, as a succession of notes and revenue anticipation warrants were issued in the period from June 1992 to July 1994, often needed to pay previously maturing notes or warrants. These borrowings were used also in part to spread out the repayment of the accumulated budget deficit over the end of a fiscal year.

1995-96 through 1997-98 Fiscal Years. The State's financial conditionimproved markedly during the 1995-96, 1996-97 and 1997-98 fiscal years, with a combination of better than expected revenues, slowdown in growth of social welfare programs, and continued spending restraint based on the actions taken in earlier years. The State's cash position also improved, and no external deficit borrowing has occurred over the end of these three fiscal years.

The economy grew strongly during these fiscal years, and as a result, the General Fund took in substantially greater tax revenues (around $2.2 billion in 1995-96, $1.6 billion in 1996-97 and $2.2 billion in 1997-98) than were initially planned when the budgets were enacted. These additional funds were largely directed to school spending as mandated by Proposition 98, and to make up shortfalls from reduced federal health and welfare aid in 1995-96 and 1996- 97. The accumulated budget deficit from the recession years was finally eliminated. The Department of Finance estimates that the State's budget reserve (SFEU) totaled $639.8 million as of June 30, 1997 and $1.782 billion at June 30, 1998.

On August 18, 1997, the Governor signed the 1997-98 Budget Act, but vetoed about $314 million of specific spending items, primarily in health and welfare and education areas from both the General Fund and Special Funds. The Governor announced that he was prepared to restore about $200 million of education spending upon satisfactory completion of legislation on an education testing program.

The 1997-98 Budget Act anticipated General Fund revenues and transfers of $52.5 billion (a 6.8% increase over the final 1996-97 amount), and expenditures of $52.8 billion (an 8.0% increase from the 1996-97 levels). On a budgetary basis, the budget reserve (SFEU) was projected to decrease from $408 million at June 30, 1997 to $112 million at June 30, 1998. As of January 9, 1998, the State Director of Finance estimated a reserve of $329 million at June 30, 1998. (The expenditure figure assumes restoration of $200 million in vetoed funding.) The Budget Act also included Special Fund expenditures of $14.4 billion (as against estimated Special Fund revenues of $14.0 billion), and $2.1 billion of expenditures from various Bond Funds. The State implemented its normal annual cash flow borrowing program, issuing $3 billion of notes which matured on June 30, 1998.




Federal Welfare Reform

Congress passed and the President signed (on August 22, 1996) the Personal Responsibility and Work Opportunity Act of 1996 (the "Law") making a fundamental reform of the current welfare system. Among many provisions, the Law includes: (i) conversion of Aid to Families with Dependent Children from an entitlement program to a block grant titled Temporary Assistance for Needy Families (TANF), with lifetime time limits on TANF recipients, work requirements and other changes; (ii) provisions denying certain federal welfare and public benefits to legal noncitizens, allowing states to elect to deny additional benefits (including TANF) to legal noncitizens, and generally denying almost all benefits to illegal immigrants; and (iii) changes in the Food Stamp program, including reducing maximum benefits and imposing work requirements.

As part of the 1997-98 Budget Act legislative package, the State Legislature and Governor agreed on a comprehensive reform of the State's public assistance programs to implement the new federal Law. The new basic State welfare program is called California Work Opportunity and Responsibility to Kids Act ("CalWORKs"), which replaces the former Aid to Families with Dependent Children (AFDC) and Greater Avenues to Independence (GAIN) programs effective January 1, 1998. Consistent with the federal Law, CalWORKs contains new time limits on receipt of welfare aid, both lifetime as well as for any current time on aid. Administration of the new Welfare-to-Work programs will be largely at the county level, and counties are given financial incentives for success in this program.

Although the longer-term impact of the new federal Law and CalWORKs cannot be determined until there has been some experience, the State does not presently anticipate that these new programs will have any adverse financial impact on the General Fund. Overall TANF grants from the federal government are expected to equal or exceed the amounts the State would have received under the old AFDC program.

1998-99 Fiscal Year

When the governor released his proposed 1998-99 Fiscal Year Budget on January 9, 1998, he projected General Fund revenues for the 1998-99 Fiscal Year of $55.4 billion, and proposed expenditures in the same amount. By the time the Governor released the May Revision to the 1998-99 Budget ("May Revision") on May 14, 1998, the Administration projected that revenues for the 1997-98 and 1998-99 Fiscal Years combined would be more than $4.2 billion higher than was projected in January. The Governor proposed that most of this increased revenue be dedicated to fund a 75% cut in the Vehicle License Fee ("VLF").

Pursuant to Article IV, Section 13(c) of the Constitution of the State of California, the State Legislature is required to adopt its budget for the upcoming fiscal year (July 1-June 30) by midnight of June 15th, and in the absence of which, the Legislature may not send to the Governor for consideration any bill appropriating funds for expenditure during the fiscal year for which the budget bill is to be enacted, except emergency bills or appropriations for the salaries and expenses of the Legislature. For the current fiscal year, as has been true since the late 1980s, the State legislature did not adhere to this deadline. Due to the Legislature's failure to comply with this constitutional requirement, the Howard Jarvis Taxpayers Association sought an injunction in a Los Angeles Superior Court to prohibit the State from making certain types of payments in the absence of an adopted budget. On July 21, 1998, a preliminary injunction was issued. Under the terms of the injunction order, until such time as the budget was adopted, the State was precluded from making any payments from the State treasury for Fiscal Year 1998-99 except for certain enumerated expenditures.



On July 22, 1998, the Legislature unanimously passed an $18.9 billion emergency-spending bill to cover the costs of, among others, bond payments, paychecks for state workers, retirement pensions, prisons, school and welfare programs from July 1st through August 5th. However, before a final resolution of the legal issues raised by the plaintiff, a budget for Fiscal Year 1998-99 was passed by the Legislature on August 11, 1998, and the Governor signed it on August 21, 1998.

In signing the 1998-99 Budget Bill, the Governor used his line-item veto power to reduce expenditures by $1.360 billion from the General Fund, and $160 million from Special Funds. Of this total, the Governor indicated that about $250 million of vetoed funds were "set aside" to fund programs for education. Vetoed items included education funds, salary increases and many individual resources and capital projects. The 1998-99 Budget Act is based on projected general fund revenues and transfers of $57.0 billion (after giving effect to various tax reductions enacted in 1997 and 1998), a 4.2% increase from the revised 1997-98 figures. Special Fund revenues were estimated at $14.3 billion. The revenue projections were based on the May Revision. Economic problems overseas since that time may affect the May Revision projections.

After giving effect to the Governor's vetoes, the Budget Act provides authority for expenditures of $57.3 billion from the General Fund (a 7.3% increase from 1997-98), $14.7 billion from Special Funds, and $3.4 billion from bond funds. The Budget Act projects a balance in the SFEU at June 30, 1999 (but without including the "set aside" veto amount) of $1.255 billion, a little more than 2% of general fund revenues. The Budget Act assumes the State will carry out its normal intra-year cash flow borrowing in the amount of $1.7 billion of revenue anticipation notes, which were issued on October 1, 1998.

The most significant feature of the 1998-99 Budget was agreement on a total of $1.4 billion of tax cuts. The central element is a bill which provides for a phased-in reduction of the VLF. Since the VLF is currently transferred to cities and countries, the bill provides for the general fund to replace the lost revenues. Starting on January 1, 1999, the VLF will be reduced by 25%, at a cost to the general fund of approximately $500 million in the 1998-99 Fiscal year and about $1 billion annually thereafter.

In addition to the cut in VLF, the 1998-99 Budget includes both temporary and permanent increases, in the personal income tax dependent credit ($612 million General Fund cost in 1998-99, but less in future years), a nonrefundable renters tax credit ($133 million), and various targeted business tax credits ($106 million).

Other significant elements of the 1998-99 Budget Act are as follows:

1. Proposition 98 funding for K-12 schools is increased by $1.7 billion in General Fund moneys over revised 1997-98 levels, about $300 million higher than the minimum Proposition 98 guaranty. An additional $600 million was appropriated to "settle up" prior years' Proposition 98 entitlements, and was primarily devoted to one-time uses such as block grants, deferred maintenance, and computer and laboratory equipment. Of the 1998-99 funds, major new programs include money for instructional and library materials, deferred maintenance, support for increasing the school year to 180 days and reduction of class sizes in Grade 9. The Governor held $250 million of education funds which were vetoed as set-aside for enactment of additional reforms. Overall, per-pupil spending for K-12 schools under Proposition 98 is increased to $5,695, more than one-third higher than the level in the last recession year of 1993-94. The 1998-99 Budget also includes $250 million as repayment of prior years' loans to schools, as part of the settlement of the CTA v. Gould lawsuit.



2. Funding for higher education increased substantially above the level called for in the Governor's four-year compact. General Fund support was increased by $340 million (15.6%) for the University of California and $267 million (14.1%) for the California State University system. In addition, Community Colleges received a $300 million (6.6%) increase under Proposition 98.

3. The 1998-99 Budget includes increased funding for health, welfare and social services programs. A 4.9% grant increase was included in the basic welfare grants, the first increase in those grants in nine years. Future increases will depend on sufficient general fund revenue to trigger the phased cuts in VLF described above.

4. Funding for the judiciary and criminal justice programs increased by about 11% over 1997-98, primarily to reflect increased State support for local trial courts and rising prison population.

5. Various other highlights of the Budget included new funding for resources projects, dedication of $376 million of general fund moneys for capital outlay projects, funding of a three percent State employee salary increase, funding of 2,000 new Department of Transportation positions to accelerate transportation construction projects, and funding of the Infrastructure and Economic Development Bank ($50 million).

6. The State of California received approximately $167 million of federal reimbursements to offset costs related to the incarceration of undocumented alien felons for federal fiscal year 1997. The State anticipates receiving approximately $195 million in federal reimbursements for federal fiscal year 1998.

After the 1998-99 Budget Act was signed, and prior to the close of the Legislative session on August 31, 1998, the Legislature passed a variety of fiscal bills. The Governor had until September 30, 1998 to sign or veto these bills. The bills with the most significant fiscal impact which the Governor signed include $235 million for certain water system improvements in Southern California, $243 million for the State's share of the purchase of environmentally sensitive forest lands, $178 million for state prisons, $160 million for housing assistance, and $125 million for juvenile facilities. The Governor also signed bills totaling $223 million for education programs which were part of the Governor's $250 million veto "set aside," and $32 million for local governments' fiscal relief. In addition, he signed a bill reducing by $577 million the State's obligation to contribute to the State Teachers' Retirement System in the 1998-99 Fiscal Year.

Based solely on the legislation enacted, on a net basis, the reserve for June 30, 1999 was reduced by $256 million. On the other hand, 1997-98 revenues have been increased by $160 million. The revised June 30, 1999 reserve is projected to be $1,159 million or $96 million below the level originally projected by the 1998-99 Budget Act. The reserve projected in the 1998-99 Budget Act was $1,255 million.

Subsequent Events

In November 1998, the State Legislature Analysts Office (the "LAO") issued a report that projected both a decrease in revenues and an increase in expenditures from the assumptions on which the 1998-99 Fiscal Year Budget is based, reducing the estimated year-end reserves to $331 million. The LAO further estimated a budget shortfall of $1 billion in Fiscal Year 1999- 2000 absent corrective actions.

On January 8, 1999, newly-elected Governor Davis released his proposed budget for the 1999-2000 Fiscal Year (the "Proposed Budget"). The Proposed Budget estimates general fund revenues and transfers in 1999-2000 of $60.3 billion, a 7.1% increase from revised 1998-99 figures. The Governor proposes expenditures of $60.5 billion, a 3.8% increase from 1998-99. The Proposed Budget projects a balance in the SFEU of $414.5 million on June 30, 2000.


Significant features of the Proposed Budget are as follows:

Proposition 98 funding for K-12 is proposed to be expanded to $42.8 billion, an increase of $2.8 billion over 1998-99. Proposition 98 per-pupil spending has increased to $5,944, which is $478 over the 1997-98 level. $444 million of the Proposition 98 funding will support a package of initiatives to significantly improve student academic achievement to be focused in three major areas: improving reading skills ($186 million), enhancing professional quality ($51.3 million) and increasing school accountability ($206.7 million).

 Funding for higher education increased by an average of 3.7 percent, with General Fund support increased by an average of $3.6 percent. The Proposed Budget provides the University of California with 119.2 million in new funding and the California State University system with $110.9 million. The Proposed Budget also includes an additional $10 million over the current $100 million allocation to community college districts, to improve higher education accountability for improvement of student outcomes.

The Proposed Budget incorporates a proposal to obtain federal waiver and federal funding for the current state-funded family planning program, titled Family Planning, Access, Care and Treatment (Family
PACT). The federal funding of approximately $122 million will reduce General Fund expenditures for Medi-Cal by a similar amount, $62 million of which savings will be used to assist in balancing the 1999-2000 budget.

The Proposed Budget recommends an increase in the State's buyout of county trial court costs in 1999-2000 by $48 million (still less than the $96 million originally authorized). This increase is due to the increase in the State's share of local court costs from approximately 30% a decade ago to 67% in 1998-99 and to an estimated 72% or $1.27 billion in the Proposed Budget for 1999-2000.

The Proposed Budget includes the following augmentations to address critical housing issues: $2.5 million of redevelopment funds for low-income housing preservation and creation; $2 million to provide farm worker housing grants; an increase of $1 million to expand (to a total of $2 million) the Self-Help Housing Program for families who build their own homes; $1 million for temporary housing for the homeless; $5 million to implement legislation to create housing for CalWORKs families transitioning from welfare to self-sufficiency; and $1 million to the Department of Mental Health to create a new program for supportive housing, specifically focused on CalWORKs special needs' populations. In addition, the Proposed Budget provides $14.6 million to open and operate the Veterans Home of California.

A total of $6.8 billion (a 3.3% increase over the revised 1998-99 budget amount) is proposed for various programs within the Youth and Adult Correctional Agency, the Department of Justice, Citizens' Option for Public Safety, Office of Criminal Justice Planning, Commission on Peace Officer Standards and Training, Office of the Inspector General and the California Highway Patrol. In addition, $8.6 million General Fund for 1998-99 and $5.7 million General Fund for 1999-2000 are included to reimburse local governments for costs related to the transport of inmates, the return of fugitives, and court costs and county charges primarily related to inmate hearings and trials.

Local Government

The primary units of local government in California are the counties, ranging in population from 1,300 (Alpine) to over 9,000,000 (Los Angeles). Counties are responsible for the provision of many basic services, including indigent healthcare, welfare, courts, jails and public safety in unincorporated areas. There are also about 480 incorporated cities and thousands of other special districts formed for education, utility and other services. The fiscal condition of local governments has been constrained since the enactment of "Proposition 13" in 1978, which reduced and limited the future growth of property taxes and limited the ability of local governments to impose "special taxes" (those devoted to a specific purpose) without two- thirds voter approval. Counties, in particular, have had fewer options to raise revenues than many other local government entities, and have been required to maintain many services.

The entire statewide welfare system has been changed in response to the change in federal welfare law enacted in 1996 (see "Federal Welfare Reform" above). Under the CalWORKs program, counties are given flexibility to develop their own plans, consistent with State law, to implement Welfare-to-Work and to administer many of its elements and their costs for administrative and support services are capped at 1996-97 levels. Counties are also given financial incentives if, at the individual county level or statewide, the CalWORKs program produces savings associated with specified Welfare-to-Work outcomes; counties may also suffer penalties for failing to meet federal standards. Under CalWORKs, counties will still be required to provide "general assistance" aid to certain persons who cannot obtain welfare from other programs.

Historically, funding for the State's trial court system was divided between the State and the counties. However, Chapter 850, Statutes of 1997, implements a restructuring of the State's trial court funding system. In 1997-98, funding for the courts, with the exception of costs for facilities, local judicial benefits, and revenue collection, was consolidated at the State level. The county contribution for both their general fund and fine and penalty amounts is capped at the 1994-95 level and becomes part of the Trial Court Trust Fund, which supports all trial court operations. The State assumes responsibility for future growth in trial court funding. This consolidation is intended to streamline the operation of the courts, provide a dedicated revenue source, and relieve fiscal pressure on the counties. Beginning in 1998-99, county general fund contribution for court operations is reduced by $300 million, including $10.7 million to buy out the contribution of the 20 smallest counties, and cities will retain $62 million in fine and penalty revenue previously remitted to the State; the State's general fund backfilled the $362 million revenue loss to the Trial Court Trust Fund. In addition to this general fund backfill, a $50 million augmentation is included in the 1998 Budget Act for the trial courts to fund workload increase and high priority issues such as court security. In 1999-2000, county general fund contributions will be further reduced by an additional $92 million to buy out the next 17 smallest counties and reduce by ten percent the general fund contribution of the remaining 21 counties.

In the aftermath of Proposition 13, the State provided aid from the General Fund to make up some of the loss of property tax moneys, including taking over the principal responsibility for funding local K-12 schools and community colleges. Under the pressure of the recent recession, the Legislature has eliminated the remnants of this post-Proposition 13 aid to entities other than K-14 education districts, although it has also provided additional funding sources (such as sales taxes) and reduced mandates for local services. Many counties continue to be under severe fiscal stress. While such stress has in recent years most often been experienced by smaller, rural counties, larger urban counties, such as Los Angeles, have also been affected. Orange County implemented significant reductions in services and personnel, and continues to face fiscal constraints in the aftermath of its bankruptcy, which had been caused by large investment losses in its pooled investment funds.

On November 5, 1996, voters approved Proposition 218, entitled the "Right to Vote on Taxes Act," which incorporates new Articles XIIIC and XIIID into the California Constitution. These new provisions enact limitations on the ability of local government agencies to impose or raise various taxes, fees, charges and assessments without voter approval. Certain "general taxes" imposed after January 1, 1995 must be approved by voters in order to remain in effect. In addition, Article XIIIC clarifies the right of local voters to reduce taxes, fees, assessments or charges through local initiatives. There are a number of ambiguities concerning the Proposition and its impact on local overnments and their bonded debt which will require interpretation by the courts or the State Legislature. The State Legislative Analyst estimated that enactment of Proposition 218 would reduce local government revenues statewide by over $100 million a year, and that over time, annual revenue to local government would be reduced by several hundred million dollars. Proposition 218 does not affect the State or its ability to levy or collect taxes.

On December 23, 1997, a consortium of California counties filed a test claim with the Commission on State Mandates (the "Commission") asking the Commission to determine whether the property tax shift from counties to the Educational Revenue Augmentation Fund, which is a funding source for schools, is a reimbursable state mandated cost. On August 11, 1998, the State Department of Justice, on behalf of the State Department of Finance, filed a rebuttal in opposition to the counties' claims. The issue is currently scheduled to be heard by the Commission on October 22, 1998. The fiscal impact to the State general fund if the Commission determines that the property tax shifts created a reimbursable state mandate could total approximately $8 billion for the 1996-97 ($2.5 billion), 1997-98 ($2.6 billion) and 1998-99 ($2.7 billion) property tax shifts. Ongoing costs to the State general fund would be approximately $2.7 billion annually.

Constitutional and Statutory Limitations; Recent Initiatives; Pending
Legislation

Article XIIIA of the California Constitution (which resulted from the voter-approved Proposition 13 in 1978) limits the taxing powers of California public agencies. Article XIIIA provides that the maximum ad valorem tax on real property cannot exceed 1% of the "full cash value" of the property and effectively prohibits the levying of any other ad valorem tax on real property for general purposes. However, on May 3, 1986, Proposition 46, an amendment to Article XIIIA, was approved by the voters of the State of California, creating a new exemption under
Article XIIIA permitting an increase in ad valorem taxes on real property in excess of 1% for bonded indebtedness approved by two-thirds of the voters voting on the proposed indebtedness. "Full cash value" is defined as "the County Assessor's valuation of real property as shown on the 1975-76 tax bill under "full cash value" or, thereafter, the appraised value of real property when purchased, newly constructed, or a change in ownership has occurred after the 1975 assessment." The "full cash value" is subject to annual adjustment to reflect increases (not to exceed 2%) or decreases in the consumer price index or comparable local data, or to reflect reductions in property value caused by damage, destruction or other factors.

Article XIIIB of the California Constitution limits the amount of appropriations of the State and of the local governments to the amount of appropriations of the entity for the prior year, adjusted for changes in the cost of living, population and the services that local government has financial responsibility for providing. To the extent that the revenues of the State and/or local government exceed its appropriations, the excess revenues must be rebated to the public either directly or through a tax decrease. Expenditures for voter-approved debt services are not included in the appropriations limit.

At the November 9, 1988 general election, California voters approved an initiative known as Proposition 98. This initiative amends Article XIIIB to require that (i) the California Legislature establish a prudent state reserve fund in an amount it shall deem reasonable and necessary and (ii) revenues in excess of amounts permitted to be spent and which would otherwise be returned pursuant to Article XIIIB by revision of tax rates or fee schedules be transferred and allocated (up to a maximum of 40%) to the State School Fund and be expended solely for purposes of instructional improvement and accountability. Proposition 98 also amends Article XVI to require that the State of California provide a minimum level of funding for public schools and community colleges. Commencing with the 1988-89 Fiscal Year, money to be applied by the State for the support of school districts and community college districts shall not be less than the greater of: (i) the amount which, as a percentage of the State general fund revenues which may be appropriated pursuant to Article XIIIB, equals the percentage of such State general fund revenues appropriated for school districts and community college districts, respectively, in Fiscal Year 1986-87 or (ii) the amount required to ensure that the total allocations to school districts and community college districts from the State general fund proceeds of taxes appropriated pursuant to
Article XIIIB and allocated local proceeds of taxes shall not be less than the total amount from these sources in the prior year, adjusted for increases in enrollment and adjusted for changes in the cost of living pursuant to the provisions of Article XIIIB. The initiative permits the enactment of legislation, by a two-thirds vote, to suspend the minimum funding requirements for one year. As a result of Proposition 98, funds that the State might otherwise make available to its political subdivisions may be allocated instead to satisfy such minimum funding level.

During the recent recession, general fund revenues for several years were less than originally projected, so that the original Proposition 98 appropriations turned out to be higher than the minimum percentage provided in the law. The Legislature responded to these developments by designating the "extra" Proposition 98 payments in one year as a "loan" from future years' Proposition 98 entitlements and also intended that the "extra" payments would not be included in the Proposition 98 "base" for calculating future years' entitlement. By implementing these actions, per-pupil funding from Proposition 98 sources stayed almost constant at approximately $4,220 from Fiscal Year
1991-92 to Fiscal Year 1993-94.

In 1992, a lawsuit was filed, call California Teachers' Association v. Gould, which challenged the validity of these off-budget loans. The settlement of this case, finalized in July 1996, provides, among other things, that both the State and K-14 schools share in the repayment of prior years' emergency loans to schools. Of the total $1.76 billion in loans, the State will repay $935 million by forgiveness of the amount owed, while schools will repay $825 million. The State's share of the repayment will be reflected as an appropriation above the current Proposition 98 base calculation. The schools' share of the repayment will count as appropriations that count toward satisfying the Proposition 98 guarantee, or from "below" the current base. Repayments are spread over the eight-year period of 1994-95 through 2001-02 to mitigate any adverse fiscal impact. Substantially increased general fund revenues, above initial budget projections, in the 1994-95, 1995-96 and 1996-97 Fiscal Years have resulted or will result in retroactive increases in Proposition 98 appropriations from subsequent fiscal years' budgets.

On November 8, 1994, the voters approved Proposition 187, an initiative statute ("Proposition 187"). Proposition 187 specifically prohibits funding by the State of social services, health care services and public school education for the benefit of any person not verified as either a United States citizen or a person legally admitted to the United States. Among the provisions in Proposition 187 pertaining to public school education, the measure requires, commencing January 1, 1995, that every school district in the State verify the legal status of every child enrolling in the district for the first time. By January 1, 1996, each school district must verify the legal status of children already enrolled in the district and of all parents or guardians of all students. If the district "reasonably suspects" that a student, parent or guardian is not legally in the United States, that district must report the student to the United States Immigration and Naturalization Service and certain other parties. The measure also prohibits a school district from providing education to a student it does not verify as either a United States citizen or a person legally admitted to the United States. The State Legislative Analyst estimates that verification costs could be in the tens of millions of dollars on a statewide level (including verification costs incurred by other local governments), with first-year costs potentially in excess of $100 million.

The reporting requirements may violate the Family Educational Rights and Privacy Act ("FERPA"), which generally prohibits schools that receive Federal funds from disclosing information in student records without parental consent. Compliance with FERPA is a condition of receiving Federal education funds, which total $2.3 billion annually to California school districts. The Secretary of the United States Department of Education has indicated that the reporting requirements in Proposition 187 could jeopardize the ability of school districts to receive these funds.

Opponents of Proposition 187 filed at least eight lawsuits (which were subsequently consolidated) challenging the constitutionality and validity of the measure. On March 18, 1998, a United States District Court judge entered a final judgment in the case, holding key portions of the measure unconstitutional and permanently enjoining the State from implementing those sections which would have required law enforcement, teachers and social services and health care workers to verify a person's immigration status and subsequently report illegal immigrants to authorities and deny them social services, health care and education benefits. An appeal by the State Attorney General was filed with the Ninth Circuit Court of Appeals on March 25, 1998 and is pending.

Litigation

The State is a party to numerous legal proceedings. In addition, the State is involved in certain other legal proceedings that, if decided against the State, might require the State to make significant future expenditures or impair future revenue sources. Examples of such cases include challenges to certain vehicle license fees and challenges to the State's use of Public Employee Retirement System funds to offset future State and local pension contributions. Other cases which could significantly impact revenue or expenditures involve challenges of payments of wages under the Fair Labor Standards Act, the method of determining gross insurance premiums involving health insurance, property tax challenges, challenges of transfer of monies from State Treasury Special fund accounts to the State's General fund pursuant to 1991, 1992, 1993 and 1994 Budget Acts. Because of the prospective nature of these proceedings, it is not presently possible to predict the outcome of such litigation or estimate the potential impact on the ability of the State to pay debt service on its obligations.

Ratings

During 1996, the ratings of California's general obligation bonds was upgraded by the following ratings agencies. Recently Standard & Poor's Ratings Group upgraded its rating of such debt to A+; the same rating has been assigned to such debt by Fitch Investors Service. Moody's Investors Service has assigned such debt an A1 rating. Any explanation of the significance of such ratings may be obtained only from the rating agency furnishing such ratings. There is no assurance that such ratings will continue of any given period of time or that they will not be revised downward or withdrawn entirely if, in the judgment of the particular rating agency, circumstances so warrant.

The Manager believes the information summarized above describes some of the more significant aspects relating to the California Money Market portfolio. The sources of such information are Preliminary Official Statements and Official Statements relating to the State's general obligation bonds and the State's revenue anticipation notes, or obligations of other issuers located in the State of California, or other publicly available documents. Although the Manager has not independently verified this information, it has no reason to believe that such information is not correct in all material aspects.




APPENDIX C

Special Considerations Relating to Florida Municipal Obligations.

See Special Note prior to Appendix B.

Risk Factors
General

Population. In 1980, Florida was the seventh most populous state in the U.S. The State has grown dramatically since then and as of April 1, 1997, ranks fourth with an estimated population of 14.7 million. Florida's attraction, as both a growth and retirement state, has kept net migration at an average of 224,240 new residents a year from 1987 through 1996 with a low of 138,000 in 1992. Net migration in 1996 was 255,000. The U.S. average population increase since 1984 is about 1% annually, while Florida's average annual rate of increase is about 1.8%. Florida continues to be the fastest growing of the eleven largest states. This strong population growth is one reason the State's economy is performing better than the nation as a whole. In addition to attracting senior citizens to Florida as a place for retirement, the State is also recognized as attracting a significant number of working age individuals. Since 1987, the prime working age population (18-44) has grown at an average annual rate of more than 2.0%. The share of Florida's total working age population (18-64) to total State population is approximately 60%. This share is not expected to change appreciably into the twenty-first century.

The State's personal income has been growing strongly the last several years and has generally out performed both the U.S. as a whole and the southeast in particular, according to the U.S. Department of Commerce and the Florida Consensus Economic Estimating Conference. This is because Florida's population has been growing at a very strong pace and, since the early 70's,the State's economy has diversified so as to provide a broader economic base. As a result, Florida's real per capita personal income has tracked closely with the national average and has tracked above the southeast. From 1992 to 1997, Florida's total nominal personal income grew by 36.6% and per capita income expanded approximately 25.9%. For the nation, total and per capita personal income increased by 30.2% and 24.1%, respectively.

Because Florida has a proportionately greater retirement age population, property income (dividends, interest, and rent) and transfer payments (Social Security and pension benefits, among other sources of income) are relatively more important sources of income. Transfer payments are typically less sensitive to the business cycle than employment income and, therefore, act as stabilizing forces in weak economic periods.

The State's per capita personal income in 1997 of $25,255 was slightly below national average of $25,598 and significantly ahead of that for the southeast United States, which was $23,014. Real personal income in the State is forecasted to increase 5.2% in 1997-98 and 3.7% in 1998-
99. Real personal income per capita in the State is projected to grow at 3.2% in 1997-98 and 1.8% in 1998-99. The Florida economy appears to be growing in line with, but stronger than, the U.S. economy and is expected to experience steady if unspectacular growth over the next couple of years.

Since 1991, the State's population has increased an estimated 11.5%. In that same period, Florida's total non-farm employment has grown approximately 27.5%. Since 1991, the job creation rate in the State is more than twice that of the nation as a whole. Contributing to this is the State's rapid rate of growth in employment and income in international trade. Changes to its economy have also contributed to the State's strong performance. The State is now less dependent on employment from construction, construction related manufacturing, and resource based manufacturing, which have declined as a proportion of total State employment, and more dependent on employment related to trade and services. The State's service sector employment is nearly 87% of total non-farm employment service jobs tend to be less sensitive to swings in the business cycle. The State has a concentration of manufacturing jobs in high-tech and high value- added sectors, such as electrical and electronic equipment, as well as printing and publishing. These type of manufacturing jobs tend to be less cyclical. The State's unemployment rate throughout the 1980's tracked below the nation's. In the 1990's, the trend was reversed, until 1995 and 1996, when the State's unemployment rate again tracked below the nation's. According to the U.S. Department of Commerce, the Florida Department of Labor and Employment Security, and the Florida Consensus Economic Estimating Conference (together the "Organization") the State's unemployment rate was 4.8% during 1997 while the national average was 4.9%. As of October 1997, the Organization estimates that the unemployment rate will be 4.8% in 1998-99.

  The State's economy is expected to grow at a moderate rate along with the nation, but is expected to outperform the nation as a whole. Total non-farm employment in Florida is expected to grow at an increase of 3.9% in 1997-98 and 2.6% in 1998-99. Trade and services, the two largest, account for more than half of the total non-farm employment. Employment in the service sectors should experience an increase of 4.8% in 1997-98, while growing 4.1% in 1998- 99. Trade is expected to expand 3.7% in 1998 and 2.3% in 1999. The service sector is now the State's largest employment category.

Construction

The State's economy has in the past been highly dependent on the construction industry and construction related manufacturing. This dependency has declined in recent years and continues to do so as a result of continued diversification of the State's economy. For example, in 1980, total contract construction employment as a share of total non-farm employment was just about 7.5%, and in 1997, the share had edged downward to 5.7%. This trend is expected to continue as the State's economy continues to diversify Florida, nevertheless, has a dynamic construction industry, with single and multi-family housing starts accounting for about 9.2% of total U.S. housing starts in 1997 while the State's population is 5.5% of the U.S. total population. Florida's housing starts in 1997 were 132,813.

A driving force behind the State's construction industry has been the State's rapid rate of population growth. Although the State currently is the fourth most populous state, its annual population growth is now projected to slow somewhat as the number of people moving into the State is expected to average 257,000 a year throughout the 1990's. This population trend should provide fuel for business and home builders to keep construction activity lively in Florida in the next few years. However, other factors do influence the level of construction in the State. For example, federal tax reform in 1986 and other changes to the federal income tax code have eliminated tax deduction for owners of more than two residential real estate properties and have lengthened depreciation schedules on investment and commercial properties. Economic growth and existing supplies of homes and buildings also contribute to the level of construction in the State.

Single and multi-family housing starts in 1998-99 are projected to reach a combined level of 127,400 decreasing slightly to 125,800 next year. Total construction expenditures are forecasted to increase 0.8% this year and increase 1.8% next year.

Tourism

Tourism is one of the State's most important industries. Approximately 47 million tourists visited the State in 1997, as reported by the Florida Department of Commerce. In terms of business activities and State tax revenues, tourists in Florida in 1996 represented an estimated 4.8 million additional residents. Visitors to the State tend to arrive slightly more by air than by car. The State's tourist industry over the years has become more sophisticated, attracting visitors year-round and, to a degree, reducing its seasonality. Tourist arrivals are expected to increase by 2.6% this fiscal year and 1.7% next fiscal year. Tourist arrivals to Florida by air are expected to increase by 4.1% this year and increase by 3.9% next year, while arrivals by car are expected to increase by 0.8% this year and decrease 1.0% next year. By the end of the State's current fiscal year, 49.7 million domestic and international tourists are expected to have visited the State. In 1999-00, tourist arrivals should approximate 50.6 million.

Revenues and Expenses

Estimated fiscal year 1997-98 General Reserve plus Working Capital and Budget Stabilization funds available to the State total $18,621.8 million, an 11.2% increase over 1996-97. Of the total General Revenue plus Working Capital and Budget Stabilization funds available to the State, $16,877.6 million of that is Estimated Revenues which represents an increase of 7.2% over the previous year's Estimated Revenues. With effective General Revenues plus Working Capital Fund and Budget Stabilization appropriations at $17,207.0 million, unencumbered reserves at the end of 1997- 98 are estimated at $1,414.8 million. Estimated, fiscal year 1998-99 General Reserve plus Working Capital and Budget Stabilization funds available total $19,113.2 million, a 2.6% increase over 1997-98. The $17,481.7 million in Estimated Revenues represents an increase of 3.6% over the previous year's Estimated Revenues.

In fiscal year 1996-97, approximately 67% of the State's total direct revenue to its three operating funds were derived from State taxes and fees, with Federal grants and other special revenue accounting for the balance. State sales and tax, corporate income tax, intangible personal property tax, beverage tax and estate tax amounted to 68%, 8%, 4%, 3% and 3%, respectively, of total General Revenue Funds available during fiscal 1996-97. In that same year, expenditures for education, health and welfare, and public safety amounted to approximately 53%, 26% and 14%, respectively, of total expenditures from the General Revenue Fund.

  The State's sales and use tax (6%) currently accounts for the State's single largest source of tax receipts. Slightly less than 10% of the State's sales and use tax is designated for local governments and is distributed to the respective counties in which collected for use by the counties, and the municipalities therein. In addition to this distribution, local governments may (by referendum) assess a 0.5% or a 1.0% discretionary sales surtax within their county. Proceeds from this local option sales tax are earmarked for funding local infrastructure programs and acquiring land for public recreation or conservation or protection of natural resources as provided under applicable Florida law. Certain charter counties have other taxing powers in addition, and non-consolidated counties with a population in excess of 800,000 may levy a local option sales tax to fund indigent health care. It alone cannot exceed 0.5% and when combined with the infrastructure surtax cannot exceed 1.0%. For the fiscal year ended June 30, 1997, sales and use tax recipients (exclusive of the tax on gasoline and special fuels) totalled $12,089 million, an increase of 5.5% over fiscal year 1995-96.

The second largest source of State tax receipts is the tax on motor fuels. However, these revenues are almost entirely dedicated trust funds for specific purposes and are not included in the State's General Revenue Fund.

  The State imposes an alcoholic beverage, wholesale tax (excise tax) on beer, wine, and liquor. This tax is one of the State's major tax sources, with revenues totaling $447.2 million in the fiscal year ending June 30, 1997. Ninety-eight percent of the revenues collected from this tax are deposited into the State's General Revenue Fund.

The State imposes a corporate income tax. All receipts of the corporate income tax are credited to the General Revenue Fund. For the fiscal year ended June 30, 1997, receipts from this source were $1,362.3 million, an increase of 17.2% from fiscal year 1995-96.

The State imposes a documentary stamp tax on deeds and other documents relating to realty, corporate shares, bonds, certificates of indebtedness, promissory notes, wage assignments, and retail charge accounts. The documentary stamp tax collections totaled $844.2 million during fiscal year 1996-97, an 8.9% increase from the previous fiscal year. For fiscal year 1996-97, 62.63% of these taxes were deposited to the General Revenue Fund.

The State imposes a gross receipts tax on electric, natural gas, and telecommunications services. All gross receipts utilities tax collections are credited to the State's Public Education Capital Outlay and Debt Service Trust Fund. In fiscal year 1996-97, this amounted to $575.7 million, an increase of 6.0% over the previous fiscal year.

The State imposes an intangible personal property tax on stocks, bonds, including bonds secured by liens in Florida real property, notes, governmental leaseholds, and certain other intangibles not secured by a lien on Florida real property. The annual rate of tax is 2 mils (a mil is $1,000 of tax per $1,000,000 of property value). Second, the State imposes a non-recurring 2 mil tax on mortgages and other obligations secured by liens on Florida real property. In fiscal year 1996-97, total intangible personal property tax collections were $952.4 million, a 6.3% increase from the prior year. Of the net tax proceeds, 66.5% are distributed to the General Revenue Fund.

The State imposes an estate tax on the estate of a decedent for the privilege of transferring property at death. All receipts of the estate tax are credited to the General Revenue Fund. For the fiscal year ended June 30, 1997, receipts from this source were $546.9 million, an increase of 30% from fiscal year 1995-96.

  The State began its own lottery in 1988. State law requires that lottery revenues be distributed 50% to the public in prizes, 38.0% for use in enhancing education, and the balance, 12.0%, for the costs of administering the lottery. Fiscal year 1996-97 lottery ticket sales totaled $2.09 billion, providing education with approximately $792.3 million.

Debt-Balanced Budget Requirement

At the end of fiscal 1997, approximately $7.89 billion in principal amount of debt secured by the full faith and credit of the State was outstanding. In addition, since July 1, 1997, the State issued about $799.9 million in principal amount of full faith and credit bonds.
The State Constitution and statutes mandate that the State budget, as a whole, and each separate fund within the State budget, be kept in balance from currently available revenues each fiscal year. If the Governor or Comptroller believes a deficit will occur in any State fund, by statute, he must certify his opinion to the Administrative Commission, which then is authorized to reduce all State agency budgets and releases by a sufficient amount to prevent a deficit in any fund. Additionally, the State Constitution prohibits issuance of State obligations to fund State operations.

Litigation

Currently under litigation are several issues relating to State actions or State taxes that put at risk a portion of General Revenue Fund monies. There is no assurance that any of such matters, individually or in the aggregate, will not have a material adverse affect on the State's financial position.

The State maintains a bond rating of Aa, AA, and AA from Moody's Investors Service, Standard & Poors Corporation, and Fitch, respectively, on the majority of its general obligation bonds, although the rating of a particular series of revenue bonds relates primarily to the project, facility, or other revenue source from which such series derives funds for repayment. While these ratings and some of the information presented above indicate that the State is in satisfactory economic health, there can be no assurance that there will not be a decline in economic conditions or that particular Florida Municipal Obligations purchased by the Florida Portfolio will not be adversely affected by any such changes.

The sources for the information presented above include official statements and financial statements of the State of Florida. While the Manager has not independently verified this information, the Manager has no reason to believe that the information is not correct in all material respects.


APPENDIX D

See special note prior to Appendix B.

Special Considerations Relating to Georgia Municipal Obligations.

Appropriations and Debt Limitations

	Article III, Section IX, Paragraph IV(b) of the Constitution of the State of Georgia (the "Constitution") provides:

The General Assembly shall not appropriate funds for any given fiscal year which, in aggregate, exceed a sum equal to the amount of unappropriated surplus expected to have accrued in the state treasury at the beginning of the fiscal year together with an amount not greater than the total treasury receipts from existing revenue sources anticipated to be collected in the fiscal year, less refunds, as estimated in the budget report and amendments thereto. Supplement appropriations, if any, shall be made in the manner provided in Paragraph V of this section of the Constitution; but in no event shall a supplementary appropriations Act continue in force and effect beyond the expiration of the general appropriations Act in effect when such supplementary appropriations Act was adopted and approved.

	Article VII, Section W, Paragraph f(c), (d), (e) and (f) of the Constitution provides that the State may incur public debt of two types for public purposes: (1) general obligation debt and (2) guaranteed revenue debt. General obligation debt may be incurred to acquire, construct, develop, extend, enlarge or improve land, waters, property, highways, buildings, structures, equipment or facilities of the State, its agencies, departments, institutions and certain State Authorities, to provide educational facilities for county and independent school systems, to provide public library facilities for county and independent school systems, counties, municipalities, and boards of trustees of public libraries or boards of trustees of public library systems, to make loans to counties, municipal corporations, political subdivisions, local authorities and other local government entities for water or sewerage facilities or systems, and to make loans to local government entities for regional or multi-jurisdictional solid waste recycling or solid waste facilities or systems. Guaranteed revenue debt may be incurred by guaranteeing the payment of certain revenue obligations issued by an instrumentality of the State as set forth in said subparagraph (f) of Paragraph 1, Section IV, Article VII of the Constitution. Article VII, Section IV, Paragraph II(b)-(e) of the Constitution further provides that:

"(b) 	No debt may be incurred under subparagraphs (c), (d),
and (e) of Paragraph I of this section or Paragraph V of this section at any time when the highest aggregate annual debt service requirements for the then current year or any subsequent year for outstanding general obligation debt and guaranteed revenue debt, including the proposed debt, and the highest aggregate annual payments for the then current year or any subsequent fiscal year of the state under all contracts then in force to which the provisions of the second paragraph of Article IX, Section VI, Paragraph l(a) of the Constitution of 1976 are applicable, exceed 10 percent of the total revenue receipts, less refunds, of the state treasury in the fiscal year immediately preceding the year in which any such debt is to be incurred.

(c)	No debt may be incurred under subparagraphs (c) and
(d) of Paragraph I of this section at any time when the term of the debt is in excess of 25 years.

(d)	No guaranteed revenue debt may be incurred to finance
water or sewage treatment facilities or systems when the highest aggregate annual debt service requirements for the then current year or any subsequent fiscal year of the state for outstanding or proposed guaranteed revenue debt for water facilities or systems or sewage facilities or systems exceed 1 percent of the total revenue receipts less refunds, of the state treasury in the fiscal year immediately preceding the year in which any debt is to be incurred.

(e)	The aggregate amount of guaranteed revenue debt
incurred to make loans for educational purposes that may be outstanding at any time shall not exceed $18 million, and the aggregate amount of guaranteed revenue debt incurred to purchase, or to lend or deposit against the security of, loans for educational purposes that may be outstanding at any time shall not exceed $72 million."

	In addition, Article VII, Section IV, Paragraph IV of the
Constitution provides:

"The state, and all state institutions, departments and agencies of the state are prohibited from entering into any contract except contracts pertaining to guaranteed revenue debt with any public agency, public corporation, authority, or similar entity if such contract is intended to constitute security for bonds or other obligations issued by any such public agency, public corporation, or authority and, in the event any contract between the state, or any state institution, department or agency of the state and any public agency, public corporation, authority or similar entity, or any revenues from any such contract, is pledged or assigned as security for the repayment of bonds or other obligations, then and in either such event, the appropriation or expenditure of any funds of the state for the payment of obligations under any such contract shall likewise be prohibited."

	Article VII, Section IV, Paragraph l(b) of the Constitution provides that the State may incur: "Public debt to supply a temporary deficit in the state treasury in any fiscal year created by a delay in collecting the taxes of that year. Such debt shall not exceed, in the aggregate, 5 percent of the total revenue receipts, less refunds, of the state treasury in the fiscal year immediately preceding the year in which such debt is incurred. The debt incurred shall be repaid on or before the last day of the fiscal year in which it is incurred out of taxes levied for that fiscal year. No such debt may be incurred in any fiscal year under the provisions of this subparagraph (b) if there is then outstanding unpaid debt from any previous fiscal year which was incurred to supply a temporary deficit in the state treasury." No such debt has been incurred under this provision since its inception.

	Virtually all debt obligations represented by bonds issued by the State of Georgia, counties, or municipalities or other public authorities require validation by a judicial proceeding prior to the issuance of such obligation. The judicial validation makes these obligations incontestable and conclusive, as provided under the Georgia Constitution.


Revenue

The State of Georgia operates on a fiscal year beginning on July 1 and ending on June 30. Each year the State Economist, the Governor, and the State Revenue Commissioner jointly prepare a revenue forecast upon which is based the state budget which is considered, amended, and approved by the Georgia General Assembly.

Tax revenue growth for fiscal 1998 was 5.4% inclusive of a planned reduction in the sales tax on food. The 4% tax on food was reduced to 2% in October 1996, 1% in October 1997, and was eliminated in October 1998. The full annual cost of the tax cut is estimated at about $500 million.

Personal income tax law changes enacted by the Legislature increased exemptions and deductions that can be claimed on 1998 (and future) tax returns. These changes will result in a loss of $205 million in income tax revenue for the State in FY 1999, but will not necessitate the draw-down of any of the State's fully funded reserve funds. The Revenue Shortfall Reserve, funded at $351.5 million, has been steadily rebuilt since the recession of the early 1990's when it was drawn down to zero.

Fiscal 1999 revenues are budgeted to grow by 6.8%, based on budgeted fiscal 1998 revenues. However, since actual fiscal 1998 revenues exceeded estimates, the growth rate needed to achieve the fiscal 1999 target is more modest than when the budget was enacted. Based on current estimates, revenue growth in the 4.5% range should be sufficient to meet the budgeted levels for fiscal 1999, a very conservative and achievable level given recent trends of revenue growth.

The state's strong revenue performance reflects underlying economic strength. Job growth, sixth in the nation 1992-97, has been mainly centered in business and health services. Of the jobs created in the State since 1990, approximately 80% are attributable to employment in services and wholesale and retail trade. While the State's employment growth in manufacturing was minimal, it nonetheless outperformed the U.S. which experienced declines in this sector.

Total non-farm employment grew 5.6% over the two-year period for fiscal 1996 and 1997, with growth moderating in fiscal 1997 to 1.7% after the Olympics build-up. Most of the state's employment growth is centered in the metro-Atlanta area which accounted for about 70% of the job growth. As of July 1998, the state's unemployment rate was 4.4%.

Strong population growth and in-migration continue to fuel employment growth and are expected to continue to provide a source of low-cost, skilled labor for state economic growth. In 1997, Georgia ranked third in the U.S.in net in-migration. The state's economy is expected to continue to be a strong performer based on the state's low cost of doing business, availability of land and water, and its central location.

No longer agriculturally dependent, Georgia's economy is based on manufacturing (textiles, food products, paper products, electronic equipment, and aircraft), trade, and a growing service sector. Atlanta, with an increasingly service-oriented economy, is a trade, service, and transportation center for the southeast region and the focus of economic growth in the state. In most other Georgia cities, manufacturing predominates.

The state is well within the constitutional debt limit which restricts general obligation debt service from exceeding 10% of treasury receipts. The state calculates that maximum annual debt service would be about 5.08% of fiscal 1998 treasury receipts.

The state Debt Management Advisory Committee appointed by the governor recently updated is recommendations for additional debt issuance through fiscal 2001. The Committee's recommendations are based on maintaining "affordable" debt rations of outstanding debt not to exceed 2.7% of personal income or maximum annual debt service to be less than 5.0% of prior year's general fund revenues. Based upon reasonable projections of revenue and economic growth, the Committee estimates that debt issuance of $700 million in fiscal 2000 and $500 million in fiscal 2001, would be enable the state to remain within the targeted ratio amounts. State debt issuance has been below these levels in recent years and is expected remain within "affordable" amounts.

Net proceeds of the state lottery, approved by the voters in November 1992, have continued to surpass expectations. Net lottery proceeds grew by 8.5% in 1996, to $558 million. In 1997, the State enjoyed continued growth as net proceeds totaled $594 million. The State has set aside reserves of 10% of lottery proceeds as a revenue reserve and an additional amount as a scholarship shortfall reserve.

The State moved to GAAP reporting beginning in fiscal 1991, but its transition to GAAP based accounting continues to be very slow. As was the case in previous comprehensive annual financial reports (CAFR) was issued with several qualifications. The State lags among Aaa credits in establishing independent GAAP-based accounting and auditing systems.

Audited results for fiscal 1997 show a continuation of the State's strong financial condition, recording a GAAP surplus of $776.0 million in additional $333.9 million Revenue Shortfall Reserve, $111.3 million Midyear Adjustment Reserve, and $226.1 million in the Lottery Reserve.

Legal Matters

The State from time to time is named as a party in certain lawsuits, which may or may not have a material adverse impact on the financial position of the State if decided in a manner adverse to the State's interests. Certain of such lawsuits could have a significant impact on the State's financial position.

Ratings

The 1998C and 1998D series of Georgia general obligations bonds are rated Aaa, AAA, and AAA by Moody's, S&P, and Fitch IBCA, Inc., respectively. While these ratings and some of the information presented above indicate that the State has been in satisfactory economic health there can be no assurance that there will not be a decline in economic conditions or that particular Georgia municipal obligations will not be adversely affected by any such changes.



APPENDIX E

See Special Note prior to Appendix B.

Special Considerations Relating to New York Municipal Obligations.

Economic Trends

Over the long term, the State of New York (the "State") and the City of New York (the "City") face serious economic problems. The City accounts for approximately 41% of the State's population and personal income, and the City's financial health affects the State in numerous ways. The State historically has been one of the wealthiest states in the nation. For decades, however, the State has grown more slowly than the nation as a whole, gradually eroding its relative economic affluence. Statewide, urban centers have experienced significant changes involving migration of the more affluent to the suburbs and an influx of generally less affluent residents. Regionally, the older Northeast cities have suffered because of the relative success that the South and the West have had in attracting people and business. The City has also had to face greater competition as other major cities have developed financial and business capabilities which make them less dependent on the specialized services traditionally available almost exclusively in the City.

  The State has for many years had a very high State and local tax burden relative to other states. The State and its localities have used these taxes to develop and maintain their transportation networks, public schools and colleges, public health systems, other social services and recreational facilities. Despite these benefits, the burden of State and local taxation, in combination with the many other causes of regional economic dislocation, has contributed to the decisions of some businesses and individuals to relocate outside, or not locate within, the State.

Notwithstanding the numerous initiatives that the State and its localities may take to encourage economic growth and achieve balanced budgets, reductions in Federal spending could materially and adversely affect the financial condition and budget projections of the State and its localities.

New York State and its Authorities

The State Financial Plan for the 1998-1999 fiscal year projects balance on a cash basis for the 1998-1999 fiscal year, as modified on July 30, 1998, with a closing balance in the General Fund of $1.67 billion. The State Financial Plan contains projections of a potential imbalance in the 1999-2000 fiscal year of $1.3 billion, assuming implementation of unspecified efficiency actions, the receipt of funds from the tobacco settlement and the application of certain reserves established in the 1998-1999 State Financial Plan. The Executive Budget submitted in February 1998 contained projections at that time of a potential imbalance in the 2000- 2001 fiscal year of $3.72 billion, assuming implementation of unspecified efficiency initiatives and other actions in the 2000-2001 fiscal year.

  The 1999-2002 Financial Plan is based on numerous assumptions, including the condition of the City's and the region's economy and a modest employment recovery and the concomitant receipt of economically sensitive tax revenues in the amounts projected. The 1999-2002 Financial Plan is subject to various other uncertainties and contingencies relating to, among other factors, the extent, if any, to which wage increases for City employees exceed the annual wage costs assumed for the 1999 through 2002 fiscal years; continuation of projected interest earnings assumptions for pension fund assets and current assumptions with respect to wages for City employees affecting the City's required pension fund contributions; the willingness and ability of the State to provide the aid contemplated by the Financial Plan and to take various other actions to assist the City; the ability of State agencies to maintain balanced budgets; the willingness of the Federal government to provide the amount of Federal aid contemplated in the Financial Plan; the impact on City revenues and expenditures of Federal and State welfare reform and any future legislation affecting Medicare or other entitlement programs; adoption of the City's budgets by the City Council in substantially the forms submitted by the Mayor; the ability of the City to implement cost reduction initiatives, and the success with which the City controls expenditures; the impact of conditions in the real estate market on real estate tax revenues; the City's ability to market its securities successfully in the public credit markets; and unanticipated expenditures that may be incurred as a result of the need to maintain the City's infrastructure. Certain of these assumptions have been questioned by the City Comptroller and other public officials.

The Legislature passed a State budget for the 1998-1999 fiscal year on April 18, 1998, and on April 26, 1998 the Governor vetoed certain of the increased spending in the State budget passed by the Legislature. The Legislature did not override any of the Governor's vetoes. The State Financial Plan for the 1998-1999 fiscal year, as modified on July 30, 1998, projects balance on a cash basis for the 1998-1999 fiscal year, with a closing balance in the General Fund of $1.67 billion. The State Financial Plan contains projections of a potential imbalance in the 1999-2000 fiscal year of $1.3 billion, assuming implementation of $600 million of unspecified efficiency actions, the receipt of $250 million in funds from the tobacco settlement and the application of certain reserves established in the 1998-1999 State Financial Plan. The Executive Budget submitted in February 1998 contained projections at that time of a potential imbalance in the 2000-2001 fiscal year of $3.72 billion, assuming implementation of $800 million of unspecified efficiency initiatives in the 2000-2001 fiscal year and $250 million in funds from the tobacco settlement. The State Financial Plan for the 1998-1999 fiscal year includes multi-year tax reductions and significant increases in spending which will affect the 2000-2001 fiscal year. The various elements of the State and local tax and assessment reductions enacted during the last several fiscal years will reduce projected revenues by more than $4 billion in the 2002-2003 fiscal year as measured from the current 1998-1999 base.

On July 23, 1998, the New York State Comptroller issued a report which noted, that a significant cause for concern is the budget gaps in the 1999-2000 and 2000-2001 fiscal years, which the State Comptroller projected at $1.8 billion and $5.5 billion, respectively, after excluding the uncertain receipt by the State of $250 million of funds from the tobacco settlement assumed for each of such fiscal years, as well as the unspecified actions assumed in the State's projections. The State Comptroller also stated that if the securities industry or economy slows, the size of the gaps would increase.

Standard & Poor's rates the State's general obligation bonds A2. On August 28, 1997, Standard & Poor's revised its rating on the State's general obligation bonds from A- to A.

New York City

The City, with a population of approximately 7.4 million, is an international center of business and culture. Its non-manufacturing economy is broadly based, with the banking and securities, life insurance, communications, publishing, fashion design, retailing and constructionindustries accounting for a significant portion of the City's total employment earnings. Additionally, the City is the nation's leading tourist destination. The City's manufacturing activity is conducted primarily in apparel and printing.

  For each of the 1981 through 1998 fiscal years, the City had an operating surplus, before discretionary transfers, and achieved balanced operating results as reported in accordance with then applicable generally accepted accounting principles ("GAAP"), after discretionary transfers. The City has been required to close substantial gaps between forecast revenues and forecast expenditures in order to maintain balanced operating results. There can be no assurance that the City will continue to maintain balanced operating results as required by State law without tax or other revenue increases or reductions in City services or entitlement programs, which could adversely affect the City's economic base.

As required by law, the City prepares a four-year annual financial plan, which is reviewed and revised on a quarterly basis and which includes the City's capital, revenue and expense projections and outlines proposed gap- closing programs for years with projected budget gaps. The City's current financial plan projects a surplus in the 1999 fiscal year, before discretionary transfers, and budget gaps for each of the 2000, 2001 and 2002 fiscal years. This pattern of current year surplus operating results and projected subsequent year budget gaps has been consistent through the entire period since 1982, during which the City has achieved surplus operating results, before discretionary transfers, for each fiscal year.

  The City depends on aid from the State both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected; that State budgets will be adopted by the April 1 statutory deadline, or interim appropriations enacted; or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures. In addition, the Federal budget negotiation process could result in a reduction in or a delay in the receipt of Federal grants which could have additional adverse effects on the City's cash flow or revenues.

  The Mayor is responsible for preparing the City's financial plan, including the City's current financial plan for the 1999 through 2002 fiscal years (the "1999-2002 Financial Plan" or "Financial Plan"). The City's projections set forth in the Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize. Such assumptions and contingencies include the condition of the regional and local economies, the provision of State and Federal aid and the impact on City revenues and expenditures of any future Federal or State policies affecting the City.

Implementation of the Financial Plan is dependent upon the City's ability to market its securities successfully. The City's financing program for fiscal years 1999 through 2002 contemplates the issuance of $5.2 billion of general obligation bonds and $5.4 billion of bonds to be issued by the New York City Transitional Finance Authority (the "Finance Authority") to finance City capital projects. The Finance Authority was created as part of the City's effort to assist in keeping the City's indebtedness within the forecast level of the constitutional restrictions on the amount of debt the City is authorized to incur. In addition, the City issues revenue and tax anticipation notes to finance its seasonal working capital requirements. The success of projected public sales of City bonds and notes, New York City Municipal Water Finance Authority ("Water Authority") bonds and Finance Authority bonds will be subject to prevailing market conditions. The City's planned capital and operating expenditures are dependent upon the sale of its general obligation bonds and notes, and the Water Authority and Finance Authority bonds. Future developments concerning the City and public discussion of such developments, as well as prevailing market conditions, may affect the market for outstanding City general obligation bonds and notes.

  For the 1998 fiscal year, the City had an operating surplus, before discretionary and other transfers, and achieved balanced operating results, after discretionary and other transfers, in accordance with GAAP. The 1998 fiscal year is the eighteenth year that the City has achieved an operating surplus, before discretionary and other transfers, and balanced operating results, after discretionary and other transfers.

  On November 18, 1998, the City released the Financial Plan for the 1999 through 2002 fiscal years, which relates to the City and certain entities which receive funds from the City. The Financial Plan is a modification to the financial plan submitted to the Control Board on June 26, 1998 (the "June Financial Plan"). The Financial Plan projects revenues and expenditures for the 1999 fiscal year balanced in accordance with GAAP, and projects gaps of $2.2 billion, $2.9 billion and $2.4 billion for the 2000 through 2002 fiscal years, respectively, after implementation of a gap closing program to reduce agency expenditures by $200 million in the 1999 fiscal year and approximately $80 million in each of fiscal years 2000 through 2002.

Changes since the June Financial Plan include: (i) an increase in projected tax revenues of $288 million and $8 million in fiscal years 1999 and 2000, respectively, and a decrease in projected tax revenues of $23 million and $66 million in fiscal years 2001 and 2002, respectively; (ii) an increase in planned expenditures for health insurance of approximately $60 million in each of fiscal years 1999 through 2002; (iii) a decrease in projected pension expenditures due to higher than planned increases in the value of the assets of the retirement systems of $67 million, $171 million, $264 million and $372 million in the fiscal years 1999 through 2002, respectively; (iv) other agency spending increases of $76 million, $101 million, $78 million, and $70 million in fiscal years 1999 through 2002, respectively; and
(v) an increase in agency expenditures of $227 million, $295 million, $295 million and $294 million in fiscal years 1999 through 2002, respectively, due to a reduction in the agency gap closing program.

The 1999-2002 Financial Plan includes a proposed discretionary transfer in the 1999 fiscal year of $465 million to pay debt service due in fiscal year 2000. In addition, the Financial Plan reflects enacted and proposed tax reduction programs totaling $429 million, $604 million and $606 million in fiscal years 2000 through 2002, respectively, including the elimination of the City sales tax on all clothing as of December 1, 1999, the extension of current tax reductions for owners of cooperative and condominium apartments starting in fiscal year 2000 and a personal income tax credit for child care and for resident holders of Subchapter S corporations starting in fiscal year 2000, which are subject to State legislative approval, and reduction of the commercial rent tax commencing in fiscal year 2000.

The Financial Plan assumes (i) approval by the Governor and the State Legislature of the extension of the 14% personal income tax surcharge, which is scheduled to expire on December 31, 1999, and which is projected to provide revenue of $183 million, $524 million and $544 million in the 2000, 2001 and 2002 fiscal years, respectively; and (ii) collection of the projected rent payments for the City's airports, totaling $6 million, $365 million, $155 million and $185 million in the 1999 through 2002 fiscal years, respectively, a substantial portion of which may depend on the successful completion of negotiations with The Port Authority of New York and New Jersey (the "Port Authority") or the enforcement of the City's rights under the existing leases through pending legal actions. The Financial Plan provides no additional wage increases for City employees after their contracts expire in fiscal years 2000 and 2001. In addition, the economic and financial condition of the City may be affected by various financial, social, economic and political factors which could have a material effect on the City.
In January, the Mayor is expected to publish a Modification (the "January Modification") to the Financial Plan for the City's 1999 through 2003 fiscal years and a preliminary budget for the City's fiscal year 2000. The January Modification will include changes since the Financial Plan and the City's program to address the currently forecast $2.2 billion gap in fiscal year 2000. As in prior years, the City's gap-closing program could include a program to substantially reduce projected agency spending and City proposals for increased Federal and State aid and other non-tax revenues.

The 1998 modification of the City's financial plan and the 1999-2002 Financial Plan include a proposed discretionary transfer in the 1998 fiscal year of approximately $2.0 billion to pay debt service due in the 1999 fiscal year, and a proposed discretionary transfer in the 1999 fiscal year of $416 million to pay debt service due in fiscal year 2000, included in the Budget Stabilization Accounts for the 1998 and 1999 fiscal years, respectively, In addition, the Financial Plan reflects proposed tax reduction programs totaling $237 million, $537 million, $657 million and $666 million in fiscal years 1999 through 2002, respectively, including the elimination of the City sales tax on all clothing as of December 1, 1999, a City-funded acceleration of the State funded personal income tax reduction for the 1999 through 2001 fiscal years, the extension of current tax reductions for owners of cooperative and condominium apartments starting in fiscal year 2000 and a personal income tax credit for child care and for resident holders of Subchapter S corporations, which are subject to State legislative approval, and reduction of the commercial rent tax commencing in fiscal year 2000.

On June 5, 1998, the City Council adopted a budget which re-allocated expenditures from those provided in the Executive Budget in the amount of $409 million. The re-allocated expenditures, which include $116 million from the Budget Stabilization Account, $82 million from debt service, $45 million from pension contributions, $54 million from social services spending and $112 million from other spending, were re-allocated to uses set forth in the City Council's adopted budget. Such uses include a revised tax reduction program at a revenue cost in the 1999 fiscal year of $45 million, additional expenditures for various programs of $199 million and provision of $165 million to retire high interest debt. The revised tax reduction program in the City Council's adopted budget assumes the expiration of the 12.5% personal income tax surcharge, rather than the implementation of the personal income tax reduction program proposed in the Executive budget. The changes reflected in the City Council's adopted budget would increase the gaps forecast between revenues and expenditures in the future years of the Financial Plan.

On June 5, 1998, in accordance with the City Charter, the Mayor certified to the City Council revised estimates of the City's revenues (other than property tax) for fiscal year 1999. Consistent with this certification, the property tax levy was estimated by the Mayor to require an increase to realize sufficient revenue from this source to produce a balanced budget within generally accepted accounting principles. On June 8, 1998, the City Council adopted a property tax levy that was $237.7 million lower than the levy estimated to be required by the Mayor. The City Council, however, maintained that the revenue to be derived from the levy it adopted would be sufficient to achieve a balanced budget because the property tax reserve for uncollectibles could be reduced. Property tax bills for fiscal year 1999 are expected to be mailed in the near future by the City's Department of Finance at the rates adopted by the City Council for fiscal year 1998, subject to later adjustment.

On July 16, 1998, Standard & Poor's revised its rating of City bonds upward from BBB+ to A-. Moody's rating of City bonds was revised in February 1998 to A3 from Baa1. Moody's, Standard & Poor's and Fitch currently rate the City's outstanding general obligations bonds A3, A- and A-, respectively.

Litigation

A number of court actions have been brought involving State finances. The court actions in which the State is a defendant generally involve State programs and miscellaneous tort, real property, and contract claims. While the ultimate outcome and fiscal impact, if any, on the State of those proceedings and claims are not currently predictable, adverse determinations in certain of them might have a material adverse effect upon the State's ability to carry out the 1998-1999 Financial Plan.

The City has estimated that its potential future liability on account of outstanding claims against it as of June 30, 1998 amounted to approximately $3.5 billion.


APPENDIX F

See special note prior to Appendix B.

Special Considerations Relating to Pennsylvania Municipal Obligations.

General

Pennsylvania had been historically identified as a heavy industry state.
That reputation has changed over the last thirty years as the coal, steel and railroad industries declined and the Commonwealth's business environment readjusted to reflect a more diversified industrial base. This economic readjustment was a direct result of a long-term shift in jobs, investment and workers away from the Northeast part of the nation. Currently, the major sources of growth in Pennsylvania are in the service sector, including trade, medical and health services, education and financial institutions.

Pennsylvania's agricultural industries remain an important component of the Commonwealth's economic structure, accounting for more than $2.6 billion in crop and lives stock products annually. Agribusiness and food-related industries support $9 billion in economic activity annually, Over 51,000 farms form the backbone of the State's agricultural economy. Farmland in Pennsylvania includes over four million acres of harvested cropland and four million acres of pasture and farm woodlands--nearly one-third of the Commonwealth's total land area. Agricultural diversity in the Commonwealth is demonstrated by the fact that Pennsylvania ranks among the top ten states in the production of a number of agricultural products.

Pennsylvania's natural resources include major deposits of coal, petroleum, natural gas and cement. Extensive public and private forests provide a vast source of material for the lumber/wood products industry and the related furniture industry. Additionally, the Commonwealth derives a good water supply from underground sources, abundant rainfall, and a large number of rivers, streams and man-made and natural lakes.

Human resources are plentiful in Pennsylvania. The work force is estimated at 5.9 million people, ranking as the sixth largest labor pool in the nation. The high level of education embodied in the Commonwealth's work force fosters a wide variety of employment capabilities. Pennsylvania's basic and higher education statistics compare favorably with other states in the nation.

The Commonwealth is highly urbanized. Of the Commonwealth's 1990 census population, 79 percent residing the 15 Metropolitan Statistical Areas ("MSAs") of the Commonwealth. The largest MSAs in the Commonwealth are those which include the cities of Philadelphia and Pittsburgh, which together contain almost 44 percent of the State's total population. The population of Pennsylvania, 12.06 million people in 1996, according to the U.S. Bureau of the Census, represents a slight increase from the 1987 population of 11.81 million. A high proportion (15.9 percent) of Pennsylvania's population is comprised of persons 65 and over.
Manufacturing employment constitutes a diminished share of total employment within the Commonwealth. Manufacturing, contributing 17.9 percent of 1995 non-agricultural employment and 17.5 percent as of December 1996, has fallen behind both the services sector and the trade sector as the largest single source of employment within the Commonwealth. In 1991, the services sector accounted for 28.6 percent of all non-agricultural employment while the trade sector accounted for 22.8 percent.

In 1994 and 1995, Pennsylvania's annual average unemployment rate was below the Middle Atlantic region's average, but slightly higher than that of the nation. As of January, 1997 the seasonally adjusted unemployment rate for the Commonwealth was 4.7 percent, compared to 5.4 percent for the United States.

The Commonwealth of Pennsylvania and certain of its municipal subdivisions, including the City of Philadelphia, have undergone the financial difficulties and pressures that accompany a decline in economic conditions. As the heavy industries historically associated with Pennsylvania - e.g., coal, steel and railroad - have declined with increasing competition for foreign producers, the services sector, including trade, medical and health services, education and financial institutions, has provided major new sources of growth. Agriculture and related industries continue to be an important part of Pennsylvania/s economy.

Budgetary Process

All funds received by the Commonwealth are subject by statute to appropriation in specific amounts by the General Assembly or by executive authorizations by the Governor. The Governor's budget encompasses both annual appropriations and executive authorizations.

The Constitution mandates that total operating budget appropriations made by the General Assembly may not exceed the sum of (a) the actual and estimated revenues in a given year, and (b) the surplus of the preceding year. The Constitution further specifies that a surplus of operating funds at the end of the fiscal year shall be appropriated. That is, if funds remain from the end of a fiscal year they must be appropriated for the ensuing year. Also, if a deficit occurs at year-end, funds must be provided for such a deficit.

Pursuant to the Administrative Code, the revenue estimates used in the budget are determined by the executive branch. In practice, the revenue estimates used to balance the operating budget consist of the appropriate fund's available surplus and its estimated cash receipts for the fiscal year as well as net accruals. Lapses estimated to occur during the year or at year-end are not included; lapses are not available for appropriation until they occur.

Under Pennsylvania's budgetary process, a deficit can occur if revenues are less than those estimated in the budget and the shortfall is not offset by any unappropriated surplus or by lapses during or at the end of the year or by legislative action to increase revenues or reduce appropriation.

Both the Commonwealth of Pennsylvania and the City of Philadelphia have historically experienced significant revenue shortfalls. On the other hand, rising demands on state programs, particularly for medical assistance and cash assistance programs, and the increased cost of special education programs and correction facilities and programs, have contributed to increased expenditures. In response, the Commonwealth and the City of Philadelphia have, in recent years, sought to balanced budgets with a combination of tax increases and expenditure restraints.

To deal with its budget deficits, Philadelphia has considered significant service cuts and a plan to privatize certain city-provided services. In addition, in 1991 the Commonwealth created the Pennsylvania Inter-Governmental cooperation Authority ("PICA"), with authority to issue notes and bonds on behalf of Philadelphia to cover budget shortfalls , to eliminate projected deficits and to fund capital spending. PICA has issued approximately $1.76 billion of Special Revenue Bonds on behalf of the city. However, its power to issue bonds for most purposes expired on December 31, 1994 and its power to issue bonds to finance cash flow deficits expired on December 31, 1996. PICA's authority to refund existing debt will not expire. PICA had approximately $1.1 billion in special revenue bonds outstanding as of June 30, 1997.




Bond Ratings

The average rating among American states for full faith and credit state debt is "Aa" and "AA" by Moody's Investors Service, Inc. and Standard & Poor's Corporation, respectively. Against this measure and the criteria listed above, the credit risk associated with direct obligations of Pennsylvania and state agencies, including general obligation and revenue bonds, lease debt, and notes, compares slightly unfavorably. During most of the last two decades, Pennsylvania's general obligation bonds have been rated just below this average by both rating agencies. Nonetheless, during this period Pennsylvania's obligations could still be characterized as providing upper medium grade security, with a strong capacity for timely repayment of debt. Recently, the State's ratings were upgraded by both Moody's Investors Service and by Standard & Poor's. The State now has ratings of "Aa3"/"AA".

Factors contributing positively to credit quality in Pennsylvania include a favorable debt structure, a diversifying economic base, and conservatively managed financial operations on the part of state government. Tax-supported debt is only slightly above average state levels on a per capita basis and as a percent of state personal income. Over the past two decades, this debt burden has improved considerably in Pennsylvania, and debt continues to be rapidly retired, while state borrowing plans are modest.

Revenues and Expenses

The period from fiscal year 1993 through fiscal 1997 was a time of steady, modest economic growth and low rates of inflation. These economic conditions, together with tax reductions in the several years following the tax rate increases and tax base expansions enacted in fiscal 1991 for the General Fund, produced tax revenue gains averaging 4.1% per year during the period. Total revenues during the same period increased at a 4.7% average rate. Intergovernmental revenue recorded the largest percentage gain during this period, averaging 8.1% (due, in part, to an accounting change). Expenditures and otheruses during the fiscal 1993 through fiscal 1997 period rose at a 3.8% rate, led by and average 13.8% annual increase for protection of persons and property program costs. This high rate of increase reflects the costs to acquire, staff, and operate expanded prison facilities to house a larger prison population. Public health and welfare program costs expanded an average 5.4% annually during this period, the second largest rate of increase for program categories.

Operations during the 1998 fiscal year increased the unappropriated balance of Commonwealth revenues during that period by $86.4 million to $488.7 million at June 30, 1998 (prior to reserves for transfer to the Tax Stabilization Reserve Fund). Higher than estimated revenues, offset in part by increased reserves for tax refunds, and slightly lower expenditures than budgeted were responsible for the increase. Transfers to the Tax Stabilization Reserve Fund for fiscal 1998 operations will total $223.3 million consisting of $73.3 million representing the required transfer of fifteen percent of the ending unappropriated surplus balance, plus an additional $150 million authorized by the General Assembly when it enacted the fiscal 1999 budget. With these transfers, the balance in the Tax Stabilization Reserve Fund will exceed $664 million and represent 3.7% of fiscal 1998 revenues.

Commonwealth revenues (prior to tax refunds) during the fiscal year totaled $18,123.2 million, $676.1 million (3.9%) above the estimate made at the time the budget was enacted. Tax revenue received in fiscal 1998 grew 4.8% over tax revenues received during fiscal 1997. This rate of increase includes the effect of legislated tax reductions that affected receipts during both fiscal years and therefore understates the actual underlying rate of growth of tax revenue during fiscal 1998. Receipts from the personal income tax produced the largest single component of higher revenues during fiscal 1998.

Expenditures from all fiscal 1998 appropriations of Commonwealth revenues totaled $17,229.8 million (excluding pooled financing expenditures and net of current year lapses). This amount represents an increase of 4.5% over fiscal 1997 appropriation expenditures. Lapses of appropriation authority during the fiscal year totaled $161.8 million including $58.8 million from fiscal 1998 appropriations. These appropriation lapses were used to fund $120.5 million of supplemental fiscal 1998 appropriations.

Finances are now stable and healthy, and the State has a comfortable accumulated surplus. Due to this improvement, cash flow borrowing has been substantially reduced. Tax revenue is coming in above forecasted levels.

The budget for fiscal 1999 was enacted in April 1998 at which time the official revenue estimate for the 1999 fiscal year was established at $18,456.6 million. The estimate was reduced by 1.1 million in November 1998 due to passage of tax legislation. Only Commonwealth funds are included in the official revenue estimate. The official revenue estimate is based on an economic forecast for national gross domestic product, on a year-over-year basis, to slow from an estimated annualized 3.9% rate in the fourth quarter of 1997 to a projected 1.8% annualized growth rate by the second quarter of 1999. The forecast of slowing economic activity is based on the expectation that consumers will reduce their pace of spending, particularly on motor vehicles, housing, and other durable goods. Business is also expected to trim its spending on fixed investments. Foreign demand for domestic goods is expected to decline in reaction to economic difficulties in Asia and Latin America, while an economic recovery in Europe is expected to proceed slowly. The underlying growth rate, excluding any effect of scheduled or proposed tax changes, for the General Fund fiscal 1999 official revenue estimate is 3.0% over actual fiscal 1998 revenues. When adjusted to include the estimated effect of enacted tax changes, fiscal 1999 Commonwealth revenues are projected to increase by 1.66% over actual Commonwealth revenues for fiscal 1998.

On February 2, 1999, Pennsylvania Governor Ridge presented a proposed $18.6 billion General Fund budget which includes, among other things, proposed tax reductions (relating principally to business taxes) totalling an estimated $273 million.

Pennsylvania has historically been identified as a heavy industry state although that reputation has changed over the last thirty years as the coal, steel, and railroad industries declined and the Commonwealth's business environment readjusted to reflect a more diversified industrial base. This economic readjustment was a direct result of a long-term shift in jobs, investment, and workers away from the northeast part of the nation. Currently, the major sources of growth in Pennsylvania are in the service sector, including trade, medical and the health services, education, and financial institutions.

Nonagricultural employment in Pennsylvania over the ten year period that ended in 1997 increased at an annual rate of 0.76%. This compares to a 0.17% rate for the Middle Atlantic region and a 1.69% rate for the United States as a whole during the period 1988 through 1997. For the five years ended with 1997, employment in the Commonwealth has increased 5.4%. The growth in employment during this period is higher than the 4.8% growth in the Middle Atlantic region. The unemployment rate in Pennsylvania for October 1998 stood at a seasonably adjusted rate of 4.7%. The seasonably adjusted national unemployment rate for October 1998 was 4.6%.

There is various litigation pending against the Commonwealth, its officers, and employees. In 1978, the Pennsylvania General Assembly approved a limited waiver of sovereign immunity. Damages for any loss are limited to $250,000 for each person and $1 million for each accident. The Supreme Court held that this limitation is constitutional. Approximately 3,500 suits against the Commonwealth are pending.

The risk factors in Pennsylvania's credit quality may be summarized as slow growth, an aging population, average income, and a continuing challenge to maintain balanced budgets. In addition, a number of local governments in the Commonwealth, most notably Philadelphia, face continuing fiscal stress, and were unable to address serious economic, social and healthcare problems within revenue constraints. Philadelphia's credit prospects have recently significantly improved but remain a challenge to the credit quality of Pennsylvania, longer term.

14

4

10

5

4

5

5




Part C. Other Information

Item 23. Exhibits

a.1	Restated Declaration of Trust dated as of April 23, 1986 is
incorporated herein by reference to Exhibit 1 to Pre-Effective
Amendment No. 1 to the Registration Statement No. 2-99861.

a.2	Instrument of the Trustees Establishing and Designating
Classes of Shares of Certain Series of the Trust is incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment
No. 24.

a.3	Instrument of the Trustees, dated June 12, 1998,
establishing and designating classes of certain series of the Trust is incorporated by reference to Exhibit 1(a) to Post-Effective Amendment No. 40.

b.	Bylaws of the Trust are incorporated by reference to Exhibit 2 to
Pre-Effective Amendment No. 2.

c.	Not applicable.

d.1	Management Agreement between the National Portfolio & Mutual
Management Corp. is incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 18.

d.2	Management Agreement between the Limited Term Portfolio and
Mutual Management Corp. is incorporated by reference to Exhibit
5(c) to Post-Effective Amendment No. 18.

d.3	Management Agreement between the New York Portfolio and
Mutual Management Corp. is incorporated by reference to Exhibit
5(e)  to Post-Effective Amendment No. 18.

d.4	Management Agreement between the Florida Portfolio and
Mutual Management Corp. is incorporated by reference to Exhibit
(5)(h) to Post-Effective Amendment No. 16.

d.5	Management Agreement between the Georgia Portfolio and
Mutual Management Corp. is incorporated by reference to Exhibit
5(m) to Post-Effective Amendment No. 27.

d.6	Management Agreement between the Pennsylvania Portfolio and
Mutual Management Corp. is incorporated by reference to Exhibit
5(q) to Post-Effective Amendment No. 27.

d.7	Form of Management Agreement between California Money Market
Portfolio (and New York Money Market Portfolio) and Mutual
Management Corp. is incorporated by reference to Exhibit 5(s) to Post-Effective Amendment No. 34.

e.1	Distribution Agreement between Registrant and Smith Barney,
Harris Upham & Co. Incorporated is incorporated by reference to
Exhibit 6  to Post-Effective Amendment No. 7.

e.2	Distribution Agreement between Registrant and CFBDS, Inc. is filed herewith.

e.3	Broker Dealer Contract between the Mutual Management Corp.
and CFBDS, Inc. is filed herewith.

f.	Not applicable.

g.	Custodian Agreement between Registrant and Provident National Bank is incorporated by reference to Exhibit 8 to Pre-Effective
Amendment No. 1.

h.	Transfer Agency Agreement between Registrant and Provident
Financial Processing Corp. is incorporated by reference to Exhibit 9 to Post-Effective Amendment No. 12.

i.	Opinion of Gaston & Snow is incorporated by reference to Exhibit
10 to Pre-Effective Amendment No. 1.

j. 	Auditors' Consent (to be filed by further amendment).

k.	Schedule of Computation of Performance Quotations is incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 5.

l.	Subscription Agreement between Registrant and Mutual Management
Corp. is incorporated by reference to Exhibit 13 to Pre-Effective
Amendment No. 1.

m.1	Plan of Distribution pursuant to Rule 12b-1 on behalf of the
California Money Market Portfolio is incorporated by reference to
Exhibit 15 to Post-Effective Amendment No. 21.

m.2	Plan of Distribution pursuant to Rule 12b-1 on behalf of the
Georgia Portfolio is incorporated by reference to Exhibit 15(f) to Post-Effective Amendment No. 27.

m.3	Plan of Distribution pursuant to Rule 12b-1 on behalf of the
Pennsylvania Portfolio is incorporated by reference to Exhibit
15(j) to Post-Effective Amendment No. 27.

m.4	Form of Plan of Distribution pursuant to Rule 12b-1 on
behalf of Class A shares of each Portfolio, except the California
Money Market and the New York Money Market Portfolios is incorporated by reference to Exhibit 15(n) to Post-Effective
Amendment No. 34.

m.5	Form of Amended and Restated Shareholder Services and
Distribution Plan pursuant to Rule 12b-1 is filed herewith.

n.	Financial Data Schedule (to be filed by further amendement)

o.1	Amended and Restated Plan pursuant to Rule 18f-3 is
incorporated by reference to Exhibit 18 to Post-Effective
Amendment No. 40.


Item 24.	Persons Controlled by or under Common Control with
Registrant

	The Registrant is not controlled directly or indirectly by any person. Information with respect to the Registrant's investment manager is set forth under the caption "Management" in the prospectus included in Part A of this Post-Effective Amendment on Form N-1A.

Item 25.	Indemnification

	Reference is made to ARTICLE V of Registrant's Declaration of Trust for a complete statement of its terms. Section 5.2 of
ARTICLE V provides: "No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties."

Item 26.	Business and other Connections of Investment Adviser

	See the material under the caption "Management" included in Part A (Prospectus) of this Registration Statement and the material appearing under the caption "Investment Objective and Management
Policies" included in Part B (Statement of Additional Information) of this Registration Statement.

	Information as to the Directors and Officers of SSBC Fund Management Inc., (formerly known as Mutual Management Corp.) is included in its Form ADV (File No. 801-8314), filed with the Commission, which is incorporated herein by reference thereto.

Item 27.	Principal Underwriters

(a)	CFBDS, Inc., ("CFBDS") the Registrant's Distributor, is also the distributor for the following Smith Barney funds: Concert Investment Series, Consulting Group Capital Markets Funds,
Greenwich Street Series Fund, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona
Municipals Fund Inc., Smith Barney California Municipals Fund
Inc., Smith Barney Concert Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith
Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds Inc., Smith Barney Investment Trust, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund, Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Trust, Smith Barney Variable Account Funds,
Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

CFBDS also serves as the distributor for the following funds: The Travelers Fund UL for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Fund UL for Variable Annuities, The Travelers Fund UL II for Variable Annuities, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities, The Travelers Timed Bond Account for Variable Annuities.

In addition, CFBDS, the Registrant's Distributor, is also the distributor for CitiFunds Multi-State Tax Free Trust, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Tax Free Reserves, CitiFunds Trust I, CitiFunds Trust II, CitiFunds Trust III, CitiFunds International Trust, CitiFunds Fixed Income Trust, CitiSelect VIP Folio 200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400, CitiSelect VIP Folio 500, CitiFunds Small Cap Growth VIP Portfolio. CFBDS is also the placement agent for Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio, Short-Term Portfolio, Growth & Income Portfolio, U.S. Fixed Income Portfolio, Large Cap Growth Portfolio, Small Cap Growth Portfolio, International Equity Portfolio, Balanced Portfolio, Government Income Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio.

In addition, CFBDS is also the distributor for the following Salomon Brothers funds: Salomon Brothers Opportunity Fund Inc., Salomon Brothers Investors Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Institutional Series Funds Inc., Salomon Brothers Variable Series Funds Inc.

In addition, CFBDS is also the distributor for the Centurion
Funds, Inc.

(b)	The information required by this Item 27 with respect to
each director and officer of CFBDS is incorporated by reference to Schedule A of Form BD filed by CFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

(c)	Not applicable.

Item 28.	Location of Accounts and Records

PNC Bank, National Association, 17th and Chestnut Streets,
Philadelphia, Pennsylvania 19103, and First Data Investor Services Group Inc., One Exchange Place, Boston, Massachusetts 02109, will maintain the custodian and the shareholders servicing agent records, respectively required by Section 31(a).

All other records required by Section 31(a) are maintained at the offices of the Registrant at 388 Greenwich Street, New York, New York 10013 (and preserved for the periods specified by Rule 31a-2).

Item 29.	Management Services

	Not applicable.

Item 30.	Undertakings

(a)	Not applicable.

(b)	Not applicable.

(c)	Registrant undertakes to furnish each person to whom a
prospectus is delivered with a copy of Registrant's latest report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City of New York, and State of New York on the 28th day of May, 1999.


SMITH BARNEY MUNI FUNDS

						By:	/s/ Heath B. McLendon

Heath B. McLendon, President
and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title		Date

/s/ Heath B. McLendon	President, Chief Executive Officer and Trustee
	5/28/99
(Heath B. McLendon)

              *                     	Trustee
	5/28/99
(Lee Abraham)

              *                      	Trustee
	5/28/99
(Allan J. Bloostein)

              *                     	Trustee
	5/28/99
(Jane F. Dasher)

              *                     	Trustee
	5/28/99
(Donald R. Foley)

              *                     	Trustee
	5/28/99
(Paul Hardin III)

              *                      	Trustee
	5/28/99
(Richard E. Hanson)

              *                     	Trustee
	5/28/99
(Roderick C. Rasmussen)

              *                     	Trustee
	5/28/99
(John P. Toolan)

/s/ Lewis E. Daidone      	Senior Vice
President and Treasurer		5/28/99
(Lewis E. Daidone)

*By: /s/ Christina T. Sydor	Secretary
	5/28/99
Christina T. Sydor
Pursuant to Power of Attorney


EXHIBIT INDEX

Exhibit No. 	Exhibit

e.2	Distribution Agreement
e.3	Broker Dealer Contract
m.5	Form of Amended and Restated Shareholders Services and
Distribution Plan